United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/09

Date of Reporting Period: 10/31/09

Item 1.                      Reports to Stockholders

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$16.03	$28.14	$27.91	$25.06	$24.04
Income From Investment Operations:
Net investment income	0.17[2]	0.18[2]	0.15[2]	0.21[2]	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09	(6.60)	4.62	3.39	0.99
TOTAL FROM INVESTMENT OPERATIONS	0.26	(6.42)	4.77	3.60	1.25
Less Distributions:
Distributions from net investment income	(0.16)	(0.15)	(0.18)	(0.19)	(0.21)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.16)	(5.69)	(4.54)	(0.75)	(0.23)
Net Asset Value, End of Period	$16.13	$16.03	$28.14	$27.91	$25.06
Total Return[3]	1.71%	(27.70)%	19.78%	14.73%	5.22%
Ratios to Average Net Assets:
Net expenses	1.23%[4]	1.25%[4]	1.23%[4]	1.24%[4]	1.22%[4]
Net investment income	1.11%	0.88%	0.59%	0.79%	0.98%
Expense waiver/reimbursement[5]	0.08%	0.01%	0.01%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$943,922	$939,280	$1,433,917	$1,600,635	$2,225,781
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.24%, 1.22%, 1.23% and 1.21% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.24	$27.07	$27.03	$24.30	$23.34
Income From Investment Operations:
Net investment income (loss)	0.04[2]	0.02[2]	(0.05)[2]	(0.01)[2]	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.08	(6.31)	4.45	3.30	1.00
TOTAL FROM INVESTMENT OPERATIONS	0.12	(6.29)	4.40	3.29	1.02
Less Distributions:
Distributions from net investment income	(0.04)	—	—	—	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.04)	(5.54)	(4.36)	(0.56)	(0.06)
Net Asset Value, End of Period	$15.32	$15.24	$27.07	$27.03	$24.30
Total Return[3]	0.83%	(28.29)%	18.82%	13.83%	4.37%
Ratios to Average Net Assets:
Net expenses	2.10%[4]	2.05%[4]	2.03%[4]	2.04%[4]	2.01%[4]
Net investment income (loss)	0.31%	0.10%	(0.22)%	(0.03)%	0.19%
Expense waiver/reimbursement[5]	0.02%	0.01%	0.01%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$163,827	$221,131	$423,377	$448,037	$507,271
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.09%, 2.04%, 2.02%, 2.03% and 2.00% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.23	$27.05	$27.00	$24.28	$23.32
Income From Investment Operations:
Net investment income (loss)	0.04[2]	0.02[2]	(0.05)[2]	(0.00)[2,3]	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09	(6.30)	4.46	3.28	0.99
TOTAL FROM INVESTMENT OPERATIONS	0.13	(6.28)	4.41	3.28	1.01
Less Distributions:
Distributions from net investment income	(0.07)	—	—	—	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.07)	(5.54)	(4.36)	(0.56)	(0.05)
Net Asset Value, End of Period	$15.29	$15.23	$27.05	$27.00	$24.28
Total Return[4]	0.89%	(28.27)%	18.89%	13.80%	4.35%
Ratios to Average Net Assets:
Net expenses	2.06%[5]	2.03%[5]	2.01%[5]	2.03%[5]	2.02%[5]
Net investment income (loss)	0.30%	0.11%	(0.20)%	(0.01)%	0.18%
Expense waiver/reimbursement[6]	0.02%	0.01%	0.01%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,060	$88,572	$144,473	$145,655	$185,175
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.02%, 2.00%, 2.02% and 2.01% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.90	$27.98	$27.80	$24.94	$23.87
Income From Investment Operations:
Net investment income	0.11[2]	0.07[2]	0.03[2]	0.07[2]	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.08	(6.55)	4.61	3.40	1.04
TOTAL FROM INVESTMENT OPERATIONS	0.19	(6.48)	4.64	3.47	1.13
Less Distributions:
Distributions from net investment income	(0.15)	(0.06)	(0.10)	(0.05)	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.15)	(5.60)	(4.46)	(0.61)	(0.06)
Net Asset Value, End of Period	$15.94	$15.90	$27.98	$27.80	$24.94
Total Return[3]	1.30%	(28.05)%	19.26%	14.22%	4.73%
Ratios to Average Net Assets:
Net expenses	1.71%[4]	1.70%[4]	1.68%[4]	1.69%[4]	1.67%[4]
Net investment income	0.78%	0.33%	0.11%	0.28%	0.46%
Expense waiver/reimbursement[5]	0.02%	0.01%	0.01%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,994	$39,155	$19,768	$13,669	$7,389
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.70%, 1.69%, 1.67%, 1.68% and 1.66% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,129.60	$6.60
Class B Shares	$1,000	$1,124.80	$10.93
Class C Shares	$1,000	$1,125.10	$10.87
Class K Shares	$1,000	$1,127.30	$9.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$6.26
Class B Shares	$1,000	$1,014.92	$10.36
Class C Shares	$1,000	$1,014.97	$10.31
Class K Shares	$1,000	$1,016.69	$8.59
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	2.04%
Class C Shares	2.03%
Class K Shares	1.69%
Annual Shareholder Report
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

PERFORMANCE OVERVIEW

During the 12-month reporting period ended October 31, 2009, the Fund produced total returns of 1.71%, 0.83%, 0.89% and 1.30% for Class A Shares, Class B Shares, Class C Shares and Class K Shares, respectively, based on net asset value. The following discussion will focus on the performance of the Fund's Class A Shares.

Stocks as measured by the Standard & Poor 500 Index1 (S&P 500) rose 9.80% during the reporting period. Information Technology and Consumer Discretionary were the strongest performing sectors within the Index rising 31.5% and 20.8%, respectively. Materials (up 16.4%), and Consumer Staples (up 8.5%) were also strong performers within the Index. Only one sector, Financials, had negative returns for the reporting period, down 7.2%.

The Fund underperformed its benchmark, with Class A Shares ranking in the 95th percentile out of 1,999 funds in the Large Cap Core Peer Group of Morningstar2 and the 98th percentile out of 908 funds in the Lipper Large Cap Core Peer Group3 for the 1-year time period ending October 31, 2009. Nearly 80% of the relative underperformance was driven by stock selection, with the remaining coming from sector allocation. The Fund's relative performance was constrained by conservative stock selection within all sectors relative to the S&P 500, particularly in the Industrial and Technology sectors. Some conservative positions that aided performance in the downturn but did not rally in the recent upturn, and are still favored, include Kroger and Wal-Mart. Poor stock selection within the Health Care sector was also detrimental to performance.

1	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investment cannot be made directly in an index.
2	Morningstar rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2009, the fund ranked in the 32nd percentile out of 1,352 funds and the 25th percentile out of 681 funds, respectively. Rankings are for Class A Shares and rankings for other share classes will vary. 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
3	Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2009, the fund ranked in the 33rd percentile out of 628 funds and 21st percentile out of 368 funds, respectively. Rankings are for Class A Shares and rankings for other share classes will vary.

Annual Shareholder Report
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The Fund outperformed the market in the downturn and was close to the market's performance at the start of the upturn. However, during the summer we became more conservative due to the rise in stock prices and our long-term concerns regarding consumer spending growth. The market continued to march upward, reflecting primarily excellent cost controls implemented by corporate management.

The newly developed markets around the world have led worldwide economic growth in 2009 and, as such, have caused the economic recovery to be more industrial-based than consumer-oriented. At the Fund's fiscal year end, the Fund was overweight in the Industrial and Material sectors and underweight in the Financials sector. The Fund was tilted more toward growth stocks during the year, in line with the idea of looking for stable earnings growth with favorable valuation. The Fund's exposure to foreign stocks4 at the end of the fiscal year, through ADRs and stocks of listed ADRs, was approximately 15.14%.

The portfolio is constructed on a bottom up basis and is confirmed by top down factors when these factors are viewed as helpful. We analyze fundamentals, with emphasis on our forward growth rate, and weigh that against valuation parameters.

Top five positive contributors were Goldman Sachs, EMC Corp, Darden Restaurants, Tyco International and Petro Brasileiro. Largest negative contributors were: PNC Financial, General Electric, Google Inc., Jetblue Airways and Medtronic.

4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
Annual Shareholder Report
8

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class A Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-3.87%
5 Years	0.10%
10 Years	0.86%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge=$9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report
9

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class B Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-4.67%
5 Years	0.15%
10 Years	0.80%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over eight years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report
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GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class C Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-0.11%
5 Years	0.43%
10 Years	0.65%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report
11

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class K Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	1.30%
5 Years	0.78%
10 Years	0.98%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.

Annual Shareholder Report
12

Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	19.0%
Industrials	12.5%
Consumer Staples	12.3%
Energy	11.9%
Financials	11.9%
Health Care	10.2%
Consumer Discretionary	9.7%
Materials	7.2%
Utilities	2.4%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities — Net[3]	2.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

October 31, 2009

Shares			Value
		Common Stocks – 97.1%
		Consumer Discretionary – 9.7%
399,600		Advance Auto Parts, Inc.	14,889,096
645,900	[1]	Coach, Inc.	21,295,323
502,900	[1]	Gymboree Corp.	21,408,453
818,600		Home Depot, Inc.	20,538,674
743,700		Macy's, Inc.	13,066,809
242,990		McDonald's Corp.	14,241,644
659,500		Target Corp.	31,939,585
		TOTAL	137,379,584
		Consumer Staples – 12.3%
861,000		Avon Products, Inc.	27,595,050
432,400		General Mills, Inc.	28,503,808
589,400		Kellogg Co.	30,377,676
1,854,700		Kroger Co.	42,899,211
623,659		Nestle S.A.	28,990,795
331,600		Wal-Mart Stores, Inc.	16,473,888
		TOTAL	174,840,428
		Energy – 11.9%
179,700		Apache Corp.	16,913,364
292,900		CONSOL Energy, Inc.	12,539,049
570,500		Chevron Corp.	43,666,070
396,297		Exxon Mobil Corp.	28,402,606
642,700		Schlumberger Ltd.	39,975,940
168,200	[1]	Transocean Ltd.	14,113,662
347,650		XTO Energy, Inc.	14,448,334
		TOTAL	170,059,025
		Financials – 11.9%
371,400		Ace Ltd.	19,075,104
163,600		Goldman Sachs Group, Inc.	27,839,812
1,122,500		J.P. Morgan Chase & Co.	46,886,825
235,500		Morgan Stanley	7,564,260
428,900		T. Rowe Price Group, Inc.	20,900,297
536,800		The Travelers Cos., Inc.	26,727,272
909,400		U.S. Bancorp	21,116,268
		TOTAL	170,109,838
Annual Shareholder Report
14

		Health Care – 10.2%
726,700		Abbott Laboratories	36,749,219
492,000		Baxter International, Inc.	26,597,520
481,500		Johnson & Johnson	28,432,575
183,600		Merck & Co., Inc.	5,678,748
1,286,800		Pfizer, Inc.	21,914,204
373,000		Teva Pharmaceutical Industries Ltd., ADR	18,829,040
276,900		UnitedHealth Group, Inc.	7,185,555
		TOTAL	145,386,861
		Industrials – 12.5%
196,400		3M Co.	14,449,148
193,600		FedEx Corp.	14,072,784
72,500		Flowserve Corp.	7,120,225
293,200		Fluor Corp.	13,023,944
852,500		Norfolk Southern Corp.	39,743,550
684,400		Raytheon Co.	30,989,632
862,300		Tyco International Ltd.	28,930,165
479,900		United Technologies Corp.	29,489,855
		TOTAL	177,819,303
		Information Technology – 19.0%
77,900	[1]	Apple, Inc.	14,684,150
1,470,000	[1]	Broadcom Corp.	39,116,700
1,106,900	[1]	Cisco Systems, Inc.	25,292,665
427,200	[1]	EMC Corp.	7,035,984
34,000	[1]	Google Inc.	18,228,080
783,100		Hewlett-Packard Co.	37,165,926
299,000		IBM Corp.	36,062,390
1,023,500		Intel Corp.	19,559,085
492,900	[1]	McAfee, Inc.	20,642,652
1,025,600		Microsoft Corp.	28,439,888
588,200		Qualcomm, Inc.	24,357,362
		TOTAL	270,584,882
		Materials – 7.2%
317,000		BHP Billiton Ltd., ADR	20,788,860
743,900		Barrick Gold Corp.	26,728,327
97,900		Freeport-McMoRan Copper & Gold, Inc.	7,181,944
198,000		Potash Corp. of Saskatchewan, Inc.	18,370,440
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15

361,100		Praxair, Inc.	28,685,784
		TOTAL	101,755,355
		Utilities – 2.4%
388,100		Progress Energy, Inc.	14,565,393
644,700		Southern Co.	20,108,193
		TOTAL	34,673,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,215,867,519)	1,382,608,862
		Mutual Fund – 0.1%
2,398,801	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	2,398,801
		TOTAL INVESTMENTS — 97.2% (IDENTIFIED COST $1,218,266,320)[4]	1,385,007,663
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[5]	39,265,568
		TOTAL NET ASSETS — 100%	$1,424,273,231
  At October 31, 2009, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contract Sold:
11/2/2009	358,966 Swiss Francs	$ 352,792	$ 2,889
  Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Annual Shareholder Report
16

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,166,806,529	$ —	$ —	$1,166,806,529
International	186,811,538	28,990,795	—	215,802,333
Mutual Fund	2,398,801	—	—	2,398,801
TOTAL SECURITIES	$1,356,016,868	$28,990,795	$ —	$1,385,007,663
OTHER FINANCIAL INSTRUMENTS*	$2,889	$ —	$ —	$2,889
*	Other financial instruments include a foreign exchange contract.
  The following acronym is used throughout this portfolio:
  ADR — American Depositary Receipt
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at value including $2,398,801 of investments in an affiliated issuer (Note 5) (identified cost $1,218,266,320)		$1,385,007,663
Cash		176,317
Income receivable		2,174,414
Receivable for investments sold		50,461,302
Receivable for shares sold		1,217,706
Receivable for foreign exchange contracts		2,889
TOTAL ASSETS		1,439,040,291
Liabilities:
Payable for investments purchased	$10,908,027
Payable for shares redeemed	2,516,114
Payable for Directors'/Trustees' fees	4,209
Payable for distribution services fee (Note 5)	173,083
Payable for shareholder services fee (Note 5)	590,864
Accrued expenses	574,763
TOTAL LIABILITIES		14,767,060
Net assets for 89,119,695 shares outstanding		$1,424,273,231
Net Assets Consist of:
Paid-in capital		$1,639,806,688
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		166,758,636
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(391,508,562)
Undistributed net investment income		9,216,469
TOTAL NET ASSETS		$1,424,273,231
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($943,921,582 ÷ 58,516,596 shares outstanding), no par value, unlimited shares authorized	$16.13
Offering price per share (100/94.50 of $16.13)	$17.07
Redemption proceeds per share	$16.13
Class B Shares:
Net asset value per share ($163,826,985 ÷ 10,690,921 shares outstanding), no par value, unlimited shares authorized	$15.32
Offering price per share	$15.32
Redemption proceeds per share (94.50/100 of $15.32)	$14.48
Class C Shares:
Net asset value per share ($83,059,745 ÷ 5,432,515 shares outstanding), no par value, unlimited shares authorized	$15.29
Offering price per share	$15.29
Redemption proceeds per share (99.00/100 of $15.29)	$15.14
Class K Shares:
Net asset value per share ($21,994,497 ÷ 1,380,218 shares outstanding), no par value, unlimited shares authorized	$15.94
Offering price per share	$15.94
Redemption proceeds per share	$15.94
Institutional Shares:
Net asset value per share ($211,470,422 ÷ 13,099,445 shares outstanding), no par value, unlimited shares authorized	$16.14
Offering price per share	$16.14
Redemption proceeds per share	$16.14
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Statement of Operations

Year Ended October 31, 2009

Investment Income:
Dividends (including $764,043 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $474,464)		$30,400,069
Interest		910,450
TOTAL INCOME		31,310,519
Expenses:
Investment adviser fee (Note 5)	$10,087,429
Administrative personnel and services fee (Note 5)	1,044,126
Custodian fees	67,047
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,652,754
Transfer and dividend disbursing agent fees and expenses — Class B Shares	413,273
Transfer and dividend disbursing agent fees and expenses — Class C Shares	163,120
Transfer and dividend disbursing agent fees and expenses — Class K Shares	94,414
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	169,278
Directors'/Trustees' fees	12,499
Auditing fees	27,999
Legal fees	6,226
Portfolio accounting fees	189,198
Distribution services fee — Class B Shares (Note 5)	1,323,254
Distribution services fee — Class C Shares (Note 5)	604,587
Distribution services fee — Class K Shares (Note 5)	136,011
Shareholder services fee — Class A Shares (Note 5)	2,157,055
Shareholder services fee — Class B Shares (Note 5)	441,085
Shareholder services fee — Class C Shares (Note 5)	197,129
Account administration fee — Class A Shares	48,670
Account administration fee — Class C Shares	2,297
Share registration costs	90,940
Printing and postage	144,052
Insurance premiums	8,165
Miscellaneous	10,306
TOTAL EXPENSES	19,090,914
Annual Shareholder Report
20

Statement of Operations — continued
Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(69,879)
Waiver of administrative personnel and services fee (Note 5)	(20,588)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(464,794)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(59,838)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(14,731)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(154,693)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(784,523)
Net expenses			$18,306,391
Net investment income			13,004,128
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(208,647,386)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			228,599,747
Net realized and unrealized gain on investments and foreign currency transactions			19,952,361
Change in net assets resulting from operations			$32,956,489
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,004,128	$11,654,580
Net realized loss on investments and foreign currency transactions	(208,647,386)	(165,689,372)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	228,599,747	(384,676,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,956,489	(538,711,574)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,327,315)	(9,287,303)
Class B Shares	(582,124)	—
Class C Shares	(406,255)	—
Class K Shares	(388,347)	(56,795)
Institutional Shares	(1,568,758)	—
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(280,652,380)
Class B Shares	—	(85,611,210)
Class C Shares	—	(29,312,332)
Class K Shares	—	(3,928,786)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,272,799)	(408,848,806)
Share Transactions:
Proceeds from sale of shares	528,867,667	481,922,779
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	4,843,111	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	2,596,634	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	42,103,041
Net asset value of shares issued to shareholders in payment of distributions declared	9,337,834	359,161,924
Cost of shares redeemed	(505,968,842)	(593,249,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	39,676,404	289,938,205
Change in net assets	60,360,094	(657,622,175)
Net Assets:
Beginning of period	1,363,913,137	2,021,535,312
End of period (including undistributed net investment income of $9,216,469 and $8,601,294, respectively)	$1,424,273,231	$1,363,913,137
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

Annual Shareholder Report
23

On May 9, 2008, the Fund received assets from Central Bank Core Equity Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Central Bank Core Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,017,395	$42,103,041	$8,921,086	$1,762,228,108	$1,804,331,149
1	Unrealized Appreciation is included in the Central Bank Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
24

and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Annual Shareholder Report
25

may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Annual Shareholder Report
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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Annual Shareholder Report
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,889	—	—

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,424
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$43,221

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,847,863	$307,583,080	16,853,104	$336,236,946
Shares issued to shareholders in payment of distributions declared	535,205	7,781,880	11,739,668	249,902,539
Shares redeemed	(21,476,847)	(317,973,196)	(20,931,618)	(419,767,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(93,779)	$(2,608,236)	7,661,154	$166,372,085
Annual Shareholder Report
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Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	857,656	$12,075,453	791,872	$15,361,782
Shares issued to shareholders in payment of distributions declared	39,608	551,341	3,969,781	80,388,061
Shares redeemed	(4,715,500)	(66,134,508)	(5,889,752)	(112,993,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,818,236)	$(53,507,714)	(1,128,099)	$(17,243,552)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,503,629	$21,060,246	1,340,717	$25,824,322
Shares issued to shareholders in payment of distributions declared	24,411	338,825	1,234,167	24,967,189
Shares redeemed	(1,911,514)	(26,567,911)	(2,099,452)	(40,351,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(383,474)	$(5,168,840)	475,432	$10,440,496
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	949,009	$13,781,255	2,119,876	$43,230,665
Shares issued to shareholders in payment of distributions declared	26,460	381,815	184,818	3,904,135
Shares redeemed	(2,057,137)	(29,288,403)	(549,210)	(10,724,702)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,081,668)	$(15,125,333)	1,755,484	$36,410,098
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	Year Ended 10/31/2009		Period Ended 10/31/2008[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,046,730	$174,367,633	3,186,759	$61,269,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	324,388	4,843,111	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	175,330	2,596,634	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	—	2,017,395	42,103,041
Shares issued to shareholders in payment of distributions declared	19,543	283,973	—	—
Shares redeemed	(4,184,146)	(66,004,824)	(486,554)	(9,413,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,381,845	$ 116,086,527	4,717,600	$93,959,078
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,004,688	$ 39,676,404	13,481,571	$289,938,205
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are attributable in part to reclass of gain (loss) on foreign exchange contracts, expiration of capital loss carryforwards and reclassification for regulatory settlement proceeds.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,147,107)	$(116,154)	$4,263,261

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

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30

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:
	2009	2008
Ordinary income[1]	$12,272,799	$166,975,138
Long-term capital gains	$ —	$241,873,668
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,216,469
Net unrealized appreciation	$144,907,395
Capital loss carryforwards	$(369,657,321)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2009, the cost of investments for federal tax purposes was $1,240,117,561. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $144,890,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,102,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,211,942.

At October 31, 2009, the Fund had a capital loss carryforward of $369,657,321 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,978,206
2011	$978,641
2012	$1,306,623
2016	$110,598,251
2017	$253,795,600

As a result of the tax-free transfer of assets from Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $5,129,844 expired during the year ended October 31, 2009.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, an affiliate of the adviser reimbursed $74,569 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,588 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $57,554 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $86,541 in sales charges from the sale of Class A Shares. FSC also retained $2,571 of CDSC relating to redemptions of Class A Shares and $3,420 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $10,438 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $464,794 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,572,922 and $1,236,733, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06%, 1.71% and 0.96%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $69,879. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	162,690,105	1,275,486,604	1,435,777,908	2,398,801	$2,398,801	$764,043

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $154,693 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$3,283,915,928
Sales	$3,232,208,126

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal Annual Shareholder Report
34

and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated equity funds AND SHAREHOLDERS OF federated capital appreciation fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Appreciation Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract  -  May 2009

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-04 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$16.06	$21.34
Income From Investment Operations:
Net investment income	0.18[2]	0.15[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.11	(5.43)
TOTAL FROM INVESTMENT OPERATIONS	0.29	(5.28)
Less Distributions:
Distributions from net investment income	(0.21)	—
Net Asset Value, End of Period	$16.14	$16.06
Total Return[3]	1.97%	(24.74)%
Ratios to Average Net Assets:
Net expenses	0.96%[4]	0.96%[4,5]
Net investment income	1.22%	0.93%[5]
Expense waiver/reimbursement[6]	0.03%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$211,470	$75,775
Portfolio turnover	254%	252%[7]
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95% and 0.94% for the year ended October 31, 2009 and period ended October 31, 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,131.00	$5.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.47	$4.79
1	Expenses are equal to the Fund's annualized net expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

PERFORMANCE OVERVIEW

During the 12-month reporting period ended October 31, 2009, the Fund's Institutional Shares produced a total return of 1.97% based on net asset value.

Stocks, as measured by the Standard & Poors 500 Index1 (S&P 500), rose 9.80% during the reporting period. Information Technology and Consumer Discretionary were the strongest performing sectors within the Index rising 31.5% and 20.8%, respectively. Materials (up 16.4%), and Consumer Staples (up 8.5%) were also strong performers within the S&P 500. Only one sector, Financials, had negative returns for the reporting period, down 7.2%.

The Fund underperformed its benchmark S&P 500, ranking in the 95th percentile out of 1,999 funds in the Large Cap Core Peer Group of Morningstar2 and the 98th percentile out of 908 funds in the Lipper Large Cap Core Peer Group3 for the 1-year period ending October 31, 2009. Nearly 80% of the relative underperformance was driven by stock selection, with the remaining coming from sector allocation. The Fund's relative performance was constrained by conservative stock selection within all sectors relative to the S&P 500, particularly in the Industrial and Technology sectors. Some conservative positions that aided performance in the downturn but did not rally in the recent upturn, and are still favored, include Kroger and Wal-Mart. Poor stock selection within the Health Care sector was also detrimental to performance.

1	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investment cannot be made directly in an index.
2	Morningstar rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2009, the fund ranked in the 31st percentile out of 1,352 funds and the 24th percentile out of 681 funds, respectively. 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
3	Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.
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The Fund outperformed the market in the downturn and was close to the market's performance at the start of the upturn. However, during the summer we became more conservative due to the rise in stock prices and our long-term concerns regarding consumer spending growth. The market continued to march upward, reflecting primarily excellent cost controls implemented by corporate management.

The newly developed markets around the world have led worldwide economic growth in 2009 and, as such, have resulted in the economic recovery to be more industrial-based than consumer-oriented. At the Fund's fiscal year end, the Fund was overweight in the Industrial and Material sectors and underweight in the Financials sector. The Fund was tilted more toward growth stocks during the year, in line with the idea of looking for stable earnings growth with favorable valuation. The Fund's exposure to foreign stocks4 at the end of the fiscal year, through ADRs and stocks of listed ADRs, was approximately 15.14%.

The portfolio is constructed on a bottom up basis and is confirmed by top down factors when these factors are viewed as helpful. We analyze fundamentals, with emphasis on our forward growth rate, and weigh that against valuation parameters.

Top five positive contributors were: Goldman Sachs, EMC Corp, Darden Restaurants, Tyco International and Petro Brasileiro. Largest negative contributors were: PNC Financial, General Electric, Google Inc., Jetblue Airways and Medtronic.

4	International investing involves special risks including currency risks, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
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GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The Fund's Institutional Shares commenced operations on December 31, 2007. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Institutional Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	1.97%
5 Years	1.33%
10 Years	1.48%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.

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Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	19.0%
Industrials	12.5%
Consumer Staples	12.3%
Energy	11.9%
Financials	11.9%
Health Care	10.2%
Consumer Discretionary	9.7%
Materials	7.2%
Utilities	2.4%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities — Net[3]	2.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

October 31, 2009

Shares			Value
		Common Stocks – 97.1%
		Consumer Discretionary – 9.7%
399,600		Advance Auto Parts, Inc.	14,889,096
645,900	[1]	Coach, Inc.	21,295,323
502,900	[1]	Gymboree Corp.	21,408,453
818,600		Home Depot, Inc.	20,538,674
743,700		Macy's, Inc.	13,066,809
242,990		McDonald's Corp.	14,241,644
659,500		Target Corp.	31,939,585
		TOTAL	137,379,584
		Consumer Staples – 12.3%
861,000		Avon Products, Inc.	27,595,050
432,400		General Mills, Inc.	28,503,808
589,400		Kellogg Co.	30,377,676
1,854,700		Kroger Co.	42,899,211
623,659		Nestle S.A.	28,990,795
331,600		Wal-Mart Stores, Inc.	16,473,888
		TOTAL	174,840,428
		Energy – 11.9%
179,700		Apache Corp.	16,913,364
292,900		CONSOL Energy, Inc.	12,539,049
570,500		Chevron Corp.	43,666,070
396,297		Exxon Mobil Corp.	28,402,606
642,700		Schlumberger Ltd.	39,975,940
168,200	[1]	Transocean Ltd.	14,113,662
347,650		XTO Energy, Inc.	14,448,334
		TOTAL	170,059,025
		Financials – 11.9%
371,400		Ace Ltd.	19,075,104
163,600		Goldman Sachs Group, Inc.	27,839,812
1,122,500		J.P. Morgan Chase & Co.	46,886,825
235,500		Morgan Stanley	7,564,260
428,900		T. Rowe Price Group, Inc.	20,900,297
536,800		The Travelers Cos., Inc.	26,727,272
909,400		U.S. Bancorp	21,116,268
		TOTAL	170,109,838
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		Health Care – 10.2%
726,700		Abbott Laboratories	36,749,219
492,000		Baxter International, Inc.	26,597,520
481,500		Johnson & Johnson	28,432,575
183,600		Merck & Co., Inc.	5,678,748
1,286,800		Pfizer, Inc.	21,914,204
373,000		Teva Pharmaceutical Industries Ltd., ADR	18,829,040
276,900		UnitedHealth Group, Inc.	7,185,555
		TOTAL	145,386,861
		Industrials – 12.5%
196,400		3M Co.	14,449,148
193,600		FedEx Corp.	14,072,784
72,500		Flowserve Corp.	7,120,225
293,200		Fluor Corp.	13,023,944
852,500		Norfolk Southern Corp.	39,743,550
684,400		Raytheon Co.	30,989,632
862,300		Tyco International Ltd.	28,930,165
479,900		United Technologies Corp.	29,489,855
		TOTAL	177,819,303
		Information Technology – 19.0%
77,900	[1]	Apple, Inc.	14,684,150
1,470,000	[1]	Broadcom Corp.	39,116,700
1,106,900	[1]	Cisco Systems, Inc.	25,292,665
427,200	[1]	EMC Corp.	7,035,984
34,000	[1]	Google Inc.	18,228,080
783,100		Hewlett-Packard Co.	37,165,926
299,000		IBM Corp.	36,062,390
1,023,500		Intel Corp.	19,559,085
492,900	[1]	McAfee, Inc.	20,642,652
1,025,600		Microsoft Corp.	28,439,888
588,200		Qualcomm, Inc.	24,357,362
		TOTAL	270,584,882
		Materials – 7.2%
317,000		BHP Billiton Ltd., ADR	20,788,860
743,900		Barrick Gold Corp.	26,728,327
97,900		Freeport-McMoRan Copper & Gold, Inc.	7,181,944
198,000		Potash Corp. of Saskatchewan, Inc.	18,370,440
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361,100		Praxair, Inc.	28,685,784
		TOTAL	101,755,355
		Utilities – 2.4%
388,100		Progress Energy, Inc.	14,565,393
644,700		Southern Co.	20,108,193
		TOTAL	34,673,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,215,867,519)	1,382,608,862
		Mutual Fund – 0.1%
2,398,801	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	2,398,801
		TOTAL INVESTMENTS — 97.2% (IDENTIFIED COST $1,218,266,320)[4]	1,385,007,663
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[5]	39,265,568
		TOTAL NET ASSETS — 100%	$1,424,273,231
  At October 31, 2009, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contract Sold:
11/2/2009	358,966 Swiss Francs	$ 352,792	$ 2,889
  Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Annual Shareholder Report
10

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,166,806,529	$ —	$ —	$1,166,806,529
International	186,811,538	28,990,795	—	215,802,333
Mutual Fund	2,398,801	—	—	2,398,801
TOTAL SECURITIES	$1,356,016,868	$28,990,795	$ —	$1,385,007,663
OTHER FINANCIAL INSTRUMENTS*	$2,889	$ —	$ —	$2,889
*	Other financial instruments include a foreign exchange contract.
  The following acronym is used throughout this portfolio:
  ADR — American Depositary Receipt
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at value including $2,398,801 of investments in an affiliated issuer (Note 5) (identified cost $1,218,266,320)		$1,385,007,663
Cash		176,317
Income receivable		2,174,414
Receivable for investments sold		50,461,302
Receivable for shares sold		1,217,706
Receivable for foreign exchange contracts		2,889
TOTAL ASSETS		1,439,040,291
Liabilities:
Payable for investments purchased	$10,908,027
Payable for shares redeemed	2,516,114
Payable for Directors'/Trustees' fees	4,209
Payable for distribution services fee (Note 5)	173,083
Payable for shareholder services fee (Note 5)	590,864
Accrued expenses	574,763
TOTAL LIABILITIES		14,767,060
Net assets for 89,119,695 shares outstanding		$1,424,273,231
Net Assets Consist of:
Paid-in capital		$1,639,806,688
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		166,758,636
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(391,508,562)
Undistributed net investment income		9,216,469
TOTAL NET ASSETS		$1,424,273,231
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($943,921,582 ÷ 58,516,596 shares outstanding), no par value, unlimited shares authorized	$16.13
Offering price per share (100/94.50 of $16.13)	$17.07
Redemption proceeds per share	$16.13
Class B Shares:
Net asset value per share ($163,826,985 ÷ 10,690,921 shares outstanding), no par value, unlimited shares authorized	$15.32
Offering price per share	$15.32
Redemption proceeds per share (94.50/100 of $15.32)	$14.48
Class C Shares:
Net asset value per share ($83,059,745 ÷ 5,432,515 shares outstanding), no par value, unlimited shares authorized	$15.29
Offering price per share	$15.29
Redemption proceeds per share (99.00/100 of $15.29)	$15.14
Class K Shares:
Net asset value per share ($21,994,497 ÷ 1,380,218 shares outstanding), no par value, unlimited shares authorized	$15.94
Offering price per share	$15.94
Redemption proceeds per share	$15.94
Institutional Shares:
Net asset value per share ($211,470,422 ÷ 13,099,445 shares outstanding), no par value, unlimited shares authorized	$16.14
Offering price per share	$16.14
Redemption proceeds per share	$16.14
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Statement of Operations

Year Ended October 31, 2009

Investment Income:
Dividends (including $764,043 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $474,464)		$30,400,069
Interest		910,450
TOTAL INCOME		31,310,519
Expenses:
Investment adviser fee (Note 5)	$10,087,429
Administrative personnel and services fee (Note 5)	1,044,126
Custodian fees	67,047
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,652,754
Transfer and dividend disbursing agent fees and expenses — Class B Shares	413,273
Transfer and dividend disbursing agent fees and expenses — Class C Shares	163,120
Transfer and dividend disbursing agent fees and expenses — Class K Shares	94,414
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	169,278
Directors'/Trustees' fees	12,499
Auditing fees	27,999
Legal fees	6,226
Portfolio accounting fees	189,198
Distribution services fee — Class B Shares (Note 5)	1,323,254
Distribution services fee — Class C Shares (Note 5)	604,587
Distribution services fee — Class K Shares (Note 5)	136,011
Shareholder services fee — Class A Shares (Note 5)	2,157,055
Shareholder services fee — Class B Shares (Note 5)	441,085
Shareholder services fee — Class C Shares (Note 5)	197,129
Account administration fee — Class A Shares	48,670
Account administration fee — Class C Shares	2,297
Share registration costs	90,940
Printing and postage	144,052
Insurance premiums	8,165
Miscellaneous	10,306
TOTAL EXPENSES	19,090,914
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14

Statement of Operations — continued
Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(69,879)
Waiver of administrative personnel and services fee (Note 5)	(20,588)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(464,794)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(59,838)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(14,731)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(154,693)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(784,523)
Net expenses			$18,306,391
Net investment income			13,004,128
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(208,647,386)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			228,599,747
Net realized and unrealized gain on investments and foreign currency transactions			19,952,361
Change in net assets resulting from operations			$32,956,489
  See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,004,128	$11,654,580
Net realized loss on investments and foreign currency transactions	(208,647,386)	(165,689,372)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	228,599,747	(384,676,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,956,489	(538,711,574)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,327,315)	(9,287,303)
Class B Shares	(582,124)	—
Class C Shares	(406,255)	—
Class K Shares	(388,347)	(56,795)
Institutional Shares	(1,568,758)	—
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(280,652,380)
Class B Shares	—	(85,611,210)
Class C Shares	—	(29,312,332)
Class K Shares	—	(3,928,786)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,272,799)	(408,848,806)
Share Transactions:
Proceeds from sale of shares	528,867,667	481,922,779
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	4,843,111	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	2,596,634	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	42,103,041
Net asset value of shares issued to shareholders in payment of distributions declared	9,337,834	359,161,924
Cost of shares redeemed	(505,968,842)	(593,249,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	39,676,404	289,938,205
Change in net assets	60,360,094	(657,622,175)
Net Assets:
Beginning of period	1,363,913,137	2,021,535,312
End of period (including undistributed net investment income of $9,216,469 and $8,601,294, respectively)	$1,424,273,231	$1,363,913,137
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

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On May 9, 2008, the Fund received assets from Central Bank Core Equity Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Central Bank Core Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,017,395	$42,103,041	$8,921,086	$1,762,228,108	$1,804,331,149
1	Unrealized Appreciation is included in the Central Bank Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Annual Shareholder Report
19

may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,889	—	—

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,424
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$43,221

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,847,863	$307,583,080	16,853,104	$336,236,946
Shares issued to shareholders in payment of distributions declared	535,205	7,781,880	11,739,668	249,902,539
Shares redeemed	(21,476,847)	(317,973,196)	(20,931,618)	(419,767,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(93,779)	$(2,608,236)	7,661,154	$166,372,085
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Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	857,656	$12,075,453	791,872	$15,361,782
Shares issued to shareholders in payment of distributions declared	39,608	551,341	3,969,781	80,388,061
Shares redeemed	(4,715,500)	(66,134,508)	(5,889,752)	(112,993,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,818,236)	$(53,507,714)	(1,128,099)	$(17,243,552)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,503,629	$21,060,246	1,340,717	$25,824,322
Shares issued to shareholders in payment of distributions declared	24,411	338,825	1,234,167	24,967,189
Shares redeemed	(1,911,514)	(26,567,911)	(2,099,452)	(40,351,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(383,474)	$(5,168,840)	475,432	$10,440,496
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	949,009	$13,781,255	2,119,876	$43,230,665
Shares issued to shareholders in payment of distributions declared	26,460	381,815	184,818	3,904,135
Shares redeemed	(2,057,137)	(29,288,403)	(549,210)	(10,724,702)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,081,668)	$(15,125,333)	1,755,484	$36,410,098
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	Year Ended 10/31/2009		Period Ended 10/31/2008[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,046,730	$174,367,633	3,186,759	$61,269,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	324,388	4,843,111	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	175,330	2,596,634	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	—	2,017,395	42,103,041
Shares issued to shareholders in payment of distributions declared	19,543	283,973	—	—
Shares redeemed	(4,184,146)	(66,004,824)	(486,554)	(9,413,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,381,845	$ 116,086,527	4,717,600	$93,959,078
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,004,688	$ 39,676,404	13,481,571	$289,938,205
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are attributable in part to reclass of gain (loss) on foreign exchange contracts, expiration of capital loss carryforwards and reclassification for regulatory settlement proceeds.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,147,107)	$(116,154)	$4,263,261

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

Annual Shareholder Report
24

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:
	2009	2008
Ordinary income[1]	$12,272,799	$166,975,138
Long-term capital gains	$ —	$241,873,668
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,216,469
Net unrealized appreciation	$144,907,395
Capital loss carryforwards	$(369,657,321)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2009, the cost of investments for federal tax purposes was $1,240,117,561. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $144,890,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,102,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,211,942.

At October 31, 2009, the Fund had a capital loss carryforward of $369,657,321 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,978,206
2011	$978,641
2012	$1,306,623
2016	$110,598,251
2017	$253,795,600

As a result of the tax-free transfer of assets from Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $5,129,844 expired during the year ended October 31, 2009.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, an affiliate of the adviser reimbursed $74,569 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,588 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $57,554 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $86,541 in sales charges from the sale of Class A Shares. FSC also retained $2,571 of CDSC relating to redemptions of Class A Shares and $3,420 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $10,438 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $464,794 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,572,922 and $1,236,733, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06%, 1.71% and 0.96%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $69,879. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	162,690,105	1,275,486,604	1,435,777,908	2,398,801	$2,398,801	$764,043

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $154,693 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$3,283,915,928
Sales	$3,232,208,126

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal Annual Shareholder Report
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and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated equity funds AND SHAREHOLDERS OF federated capital appreciation fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Appreciation Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract  -  May 2009

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
38

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
39

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172396

39690 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$3.80	$7.03	$6.08	$5.51	$5.11
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	(0.03)[2]	(0.04)[2]	(0.06)[2]	(0.05)[2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.42	(2.57)	1.73	0.96	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.42	(2.60)	1.69	0.90	0.69
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.22	$3.80	$7.03	$6.08	$5.51
Total Return[3]	11.05%	(40.38)%	31.07%	17.06%	14.05%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%[4]	1.95%	1.93%
Net investment income (loss)	(0.12)%	(0.56)%	(0.63)%	(0.98)%	(1.00)%
Expense waiver/reimbursement[5]	0.27%	0.23%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,153,443	$2,158,140	$3,730,840	$2,884,118	$2,166,468
Portfolio turnover	91%	78%	49%	64%	71%
1	Represents less than $0.01.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$3.62	$6.75	$5.89	$5.38	$5.02
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.40	(2.44)	1.67	0.93	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.38	(2.50)	1.60	0.84	0.65
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.00	$3.62	$6.75	$5.89	$5.38
Total Return[2]	10.50%	(40.60)%	30.45%	16.32%	13.47%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%[3]	2.50%	2.49%
Net investment income (loss)	(0.67)%	(1.11)%	(1.18)%	(1.54)%	(1.56)%
Expense waiver/reimbursement[4]	0.22%	0.19%	0.18%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$562,618	$651,474	$1,362,195	$1,184,964	$1,102,133
Portfolio turnover	91%	78%	49%	64%	71%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$3.62	$6.75	$5.89	$5.38	$5.02
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.06)[1]	(0.07)[1]	(0.09)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.40	(2.44)	1.67	0.93	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.38	(2.50)	1.60	0.84	0.65
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.00	$3.62	$6.75	$5.89	$5.38
Total Return[2]	10.50%	(40.60)%	30.45%	16.31%	13.47%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%[3]	2.50%	2.49%
Net investment income (loss)	(0.67)%	(1.11)%	(1.18)%	(1.54)%	(1.56)%
Expense waiver/reimbursement[4]	0.22%	0.19%	0.18%	0.18%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$656,086	$707,980	$1,246,604	$918,502	$724,468
Portfolio turnover	91%	78%	49%	64%	71%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,192.10	$10.77
Class B Shares	$1,000	$1,190.50	$13.80
Class C Shares	$1,000	$1,190.50	$13.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Federated Kaufmann Fund's Class A Shares, Class B Shares and Class C Shares produced total returns of 11.05%, 10.50% and 10.50%, respectively, based on the net asset value for the reporting period ended October 31, 2009. The Fund's benchmark, the Russell Midcap Growth Index,1 had a total return of 22.48% for the reporting period and the Lipper Mid-Cap Growth Funds Category2 had a median total return of 16.79%. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell Midcap Growth Index.

The following discussion will focus on the performance of the Fund's
Class A Shares.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the latter portion of the reporting period. The global financial crisis continued throughout the period but in March the Standard & Poor's 500 Index (S&P 500 Index)3 bottomed and began a 50% plus rally. Mid-cap stocks performed best during the period followed by large-cap stocks and then small-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The period began with economies across the world slowing as credit contracted. In response to the credit crisis, the Federal Reserve, as well as many other countries, cut their discount and federal funds target rates several times at the beginning of the reporting period and maintained them at their lowest levels. The end of the period was marked by a light at the end of the tunnel with some positive economic data on housing, productivity, corporate profits and trade appearing.

1	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.
3	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report

The strongest sectors in the Russell Midcap Growth Index during the period were Materials (+36%), Information Technology (+32%) and Consumer Discretionary (+28%). The weakest sectors were Telecom Services (-0.9%), Utilities (+10%) and Financials (+13%).

FUND PERFORMANCE

The Fund underperformed its respective peer average and benchmark index over the reporting period. The Fund's performance is driven primarily by bottom-up stock selection. Five of the Fund's top ten contributing companies across multiple sectors each returned over 60% during the reporting period. Specifically, Hypermarcas SA (+276%), Lee & Mann Paper Manufacturing Ltd. (+543%), Goldman Sachs (+86%), Nine Dragons Paper (+805%) and Housing Development Finance Corp. (+61%) contributed strongly to the Fund's performance. In addition, Auxilium Pharmaceuticals (+60%), Warner Chilcott Plc. (+59%), Dresser-Rand Group (+31%), Mastercard (+48%) and Chimera (+32%) were also among the Fund's top 10 contributing companies.

Five of the Fund's laggard companies were in the Financials Sector. Specifically, Bank of America (-38%), Wells Fargo (-16%), Loews Corp. (-26%), JP Morgan Chase (+3%) and Berkshire Hathaway (-20%) detracted from performance. Additional laggards included General Electric (-47%), Walter Industries (-53%), Cubist Pharmaceuticals (-33%), AMR (-79%) and Progenics (-58%). A particular industry that negatively affected performance was Pharmaceutical/Biotech where 14 of the Fund's holdings in the industry were down more than 30%. While it is interesting to know how specific stocks performed during the period, the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposures that result from the Fund's bottom-up investment process may provide some additional insight into the Fund's relative performance. An overweight in the Financials sector and underweight in Information Technology, relative to the benchmark, hurt performance somewhat. The Fund's performance was also negatively impacted by the Fund's cash position which averaged 8.7% during the period.

Annual Shareholder Report

FEDERATED KAUFMANN FUND - CLASS A SHARES

Average Annual Total Returns for the Period Ended 10/31/2009

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class A Shares[2]	12.65%	4.94%	-6.40%	1.83%	7.12%	8.88%
Russell Midcap Growth Index[3]	19.87%	22.48%	-5.61%	2.22%	1.01%	7.35%
Lipper Mid-Cap Growth Index[3]	19.16%	19.95%	-3.00%	3.35%	0.60%	6.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class A Shares.
2	Total returns quoted reflect all applicable sales charges.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGI does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
Annual Shareholder Report

FEDERATED KAUFMANN FUND - CLASS B SHARES

Average Annual Total Returns for the Period Ended 10/31/2009

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class B Shares[2]	13.55%	5.00%	-6.06%	2.19%	7.28%	8.99%
Russell Midcap Growth Index[3]	19.87%	22.48%	-5.61%	2.22%	1.01%	7.35%
Lipper Mid-Cap Growth Index[3]	19.16%	19.95%	-3.00%	3.35%	0.60%	6.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class B Shares.
2	Total returns quoted reflect all applicable contingent deferred sales charges.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGI does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
Annual Shareholder Report

FEDERATED KAUFMANN FUND - CLASS C SHARES

Average Annual Total Returns for the Period Ended 10/31/2009

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class C Shares[2]	18.05%	9.50%	-5.04%	2.47%	7.19%	8.74%
Russell Midcap Growth Index[3]	19.87%	22.48%	-5.61%	2.22%	1.01%	7.35%
Lipper Mid-Cap Growth Index[3]	19.16%	19.95%	-3.00%	3.35%	0.60%	6.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. Effective February 1, 2007, this sales charge was eliminated. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes. The Fund is a successor to the Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the expenses applicable to the Fund's Class C Shares.
2	Total returns quoted reflect all applicable contingent deferred sales charges.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGI does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	30.1%
Financials	18.8%
Industrials	13.4%
Information Technology	11.7%
Materials	8.2%
Consumer Discretionary	6.0%
Consumer Staples	4.2%
Energy	2.8%
Telecommunication Services	1.8%
Utilities	1.3%
Other Security[2]	0.1%
Securities Lending Collateral[3]	25.8%
Security Sold Short	(0.1)%
Cash Equivalents[4]	1.4%
Other Assets and Liabilities — Net[5]	(25.5)%
TOTAL	100.0%
1	Except for Other Security, Securities Lending Collateral, Security Sold Short, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Security includes a U.S. Treasury Security.
3	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Assets, other than investments in securities and security sold short, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

October 31, 2009

Shares or Principal Amount			Value in U.S. Dollars
		Common Stocks – 94.4%
		Consumer Discretionary – 5.3%
1,275,541	[1,2]	ATA, Inc., ADR	6,594,547
403,100	[1,2,3,4]	B2W Companhia Global Do Varejo, GDR	23,339,490
3,009,050		Bharat Forge Ltd.	15,581,150
268,929	[1,2]	Bridgepoint Education, Inc.	3,813,413
2,667,050	[1]	Cia Hering	32,172,350
1,711,300		Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	21,857,544
744,895	[1]	Dolan Media Co.	8,894,046
325,900	[1,3,4]	Dollarama, Inc., Series 144A	5,812,920
250,000	[1,2]	Focus Media Holding Ltd., ADR	3,010,000
15,000,000	[1,2]	Ford Motor Co.	105,000,000
1,000,000	[1,3,4]	Hydrogen Corp.	20,000
500,000	[1]	Imax Corp.	5,150,000
150,950	[1]	Lincoln Educational Services	2,991,829
50,374		Marriott International, Inc., Class A	1,262,373
2,358,759	[5]	National CineMedia, Inc.	37,740,144
100,000	[1,2]	New Oriental Education & Technology Group, Inc., ADR	6,984,000
2,115,500	[1]	New World Department Store China	1,891,815
3,754,900		Parkson Retail Group Ltd.	6,081,661
244,300	[1,2]	Penn National Gaming, Inc.	6,139,259
545,000	[2]	Regis Corp.	8,850,800
11,997,538	[1,5]	Restoque Comercio e Confeccoes de Roupas SA	27,923,425
885,200	[1]	SEB — Sistema Educacional Brasileiro SA	8,592,711
4,737,275	[1]	Wynn Macau Ltd.	6,112,455
		TOTAL	345,815,932
		Consumer Staples – 4.2%
230,000		Anheuser-Busch InBev NV	10,809,058
6,705,000	[1]	Hypermarcas SA	137,289,595
500,000		Kellogg Co.	25,770,000
1,650,000		Philip Morris International, Inc.	78,144,000
400,000	[1]	Ralcorp Holdings, Inc.	21,480,000
		TOTAL	273,492,653
		Energy – 2.7%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	49,528,860
529,850	[2]	Chesapeake Energy Corp.	12,981,325
Annual Shareholder Report

220,000	[1]	China Integrated Energy, Inc.	1,265,000
3,000,000	[1,2]	Dresser-Rand Group, Inc.	88,410,000
220,406	[1]	Oil India Ltd.	5,218,129
719,825	[1,2]	Sandridge Energy, Inc.	7,363,810
250,500	[2]	XTO Energy, Inc.	10,410,780
		TOTAL	175,177,904
		Financials – 18.3%
1,000,000		American Express Co.	34,840,000
770,000		Axis Capital Holdings Ltd.	22,245,300
1,672,400	[1]	BR Malls Participacoes	18,512,602
500,000		Bank of America Corp.	7,290,000
2,000,000	[2]	Bank of New York Mellon Corp.	53,320,000
1,000,000		Berkley, W. R. Corp.	24,720,000
180,000	[2]	Blackrock, Inc.	38,968,200
8,718,450	[1,5]	Brasil Brokers Participacoes	30,189,910
17,903,500	[1,5]	CETIP SA	119,925,806
52,600,000	[2,5]	Chimera Investment Corp.	183,574,000
164,606	[1]	CreXus Investment Corp.	2,334,113
1	[1,3,6]	FA Private Equity Fund IV LP	856,906
500,000		Goldman Sachs Group, Inc.	85,085,000
500,000	[1]	Government Properties Income Trust	11,640,000
350,000	[2]	Greenhill & Co., Inc.	30,180,500
1,347,650		Housing Development Finance Corp. Ltd.	74,443,782
1	[1,3,6]	Infrastructure Fund	20,555
3,250,000	[2]	J.P. Morgan Chase & Co.	135,752,500
1,344,851	[1]	LPS Brasil Cons De Imoveis	14,428,749
2,000,000	[2]	Morgan Stanley	64,240,000
1,000,000	[1]	Multiplan Empreendimentos Imobiliarios SA	15,326,976
27,847,407		PT Bank Central Asia	13,214,151
1	1,[3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	9,260,291
1	1,[3,6]	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	8,338,652
1,350,000	[2]	State Street Corp.	56,673,000
54,231		Transatlantic Holdings, Inc.	2,738,666
3,000,000	[1,5]	Two Harbors Investment Co.	29,070,000
Annual Shareholder Report

1	[1,3,6]	Venworks	0
3,000,000	[2]	Wells Fargo & Co.	82,560,000
1,000,000	[2]	Willis Group Holdings Ltd.	27,000,000
		TOTAL	1,199,999,659
		Health Care – 28.7%
989,111	[1]	AGA Medical Holdings, Inc.	13,224,414
425,441	[1]	Alexza Pharmaceuticals, Inc.	910,444
12,057,000	[1,2,5]	Alkermes, Inc.	96,094,290
1,100,000	[2]	Allergan, Inc.	61,875,000
1	[3,6]	Apollo Investment Fund V	5,936,545
2	1,[6]	Ardais Corp.	0
9,850,800	[1,2,5]	Arena Pharmaceuticals, Inc.	34,773,324
1,208,261	[1,2]	Athenahealth, Inc.	45,442,696
3,307,017	[1,2,5]	Auxilium Pharmaceutical, Inc.	104,038,755
450,000		Baxter International, Inc.	24,327,000
3,250,000	[1,2]	BioMarin Pharmaceutical, Inc.	50,570,000
755,679	[1,2]	Cepheid, Inc.	10,027,860
185,980	[1]	Chindex International, Inc.	2,592,561
274,595	[1,2]	Chindex International, Inc.	3,827,854
625,000	[3]	Conceptus, Inc.	10,962,500
600,000	[1,3,4,5]	Conceptus, Inc.	10,524,000
714,286	[3,5]	Conceptus, Inc.	12,528,576
3,634,700	[1,2,5]	Conceptus, Inc.	63,752,638
2,278,165	[1,6]	Corcept Therapeutics, Inc.	3,758,972
500,000	[1,3,6]	Cortek, Inc.	0
7,000,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	118,580,000
800,000	[1,2]	Cypress Biosciences, Inc.	4,912,000
1	[3,6]	Denovo Ventures I LP	3,034,000
4,916,800	[1,2,5]	Dexcom, Inc.	33,729,248
126,065	[1]	Dexcom, Inc. Restricted	864,806
1,367,900		Dishman Pharmaceuticals & Chemicals Ltd.	6,686,291
552,681	[1]	Durect Corp.	1,166,157
11,355,088	[1,5]	Dyax Corp.	35,654,976
600,000	[1]	Emergency Medical Services Corp., Class A	28,812,000
3,555,556	[1]	Endologix, Inc.	16,924,447
6,915,528	[1,2,3,5]	Endologix, Inc.	32,917,913
4,847,764	[1,5]	Epigenomics AG	21,291,255
Annual Shareholder Report

900,000	[1,2]	Express Scripts, Inc., Class A	71,928,000
100,000	[1,2]	Genoptix, Inc.	3,479,000
500,000		Hikma Pharmaceuticals PLC	3,862,415
1,100,000	[1,2]	Human Genome Sciences, Inc.	20,559,000
4,000,000	[1,2]	Illumina, Inc.	128,400,000
2,850,000	[1,2,5]	Insulet Corp.	31,635,000
6,880,757	[1,2,5]	Isis Pharmaceuticals, Inc.	87,179,191
1	[3,6]	Latin Healthcare Fund	940,831
100,000	[1,2]	LifeWatch AG	1,941,470
1,816,541	[1,2]	Masimo Corp.	48,265,494
1,000,000	[1,2]	Momenta Pharmaceuticals, Inc.	9,120,000
1,800,000	[1,2]	Mylan Laboratories, Inc.	29,232,000
1,000,000	[1,2]	Nektar Therapeutics	8,120,000
2,395,733	[1,5]	Neurocrine Biosciences, Inc.	5,318,527
50,000	[1,2]	NuVasive, Inc.	1,814,500
2,091,860	[1,2]	Orexigen Therapeutics, Inc.	13,513,416
5,000,000	[1,2,5]	Orthovita, Inc.	17,500,000
3,500,000	[1,5]	OSI Pharmaceuticals, Inc.	112,770,000
1	1,[3,6]	Peachtree Velquest	0
3,460,000	[1,5]	Pharmacyclics, Inc.	6,747,000
2,000,000		Piramal Healthcare Ltd.	15,746,238
4,700,000	[1,5]	Progenics Pharmaceuticals, Inc.	19,693,000
1,808,400	[1,2]	Protalix Biotherapeutics, Inc.	17,143,632
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	5,955,010
2,791,203	[1,5]	Repligen Corp.	13,621,071
500,000	[1,2]	ResMed, Inc.	24,605,000
1,001,800	[1,2]	Savient Pharmaceuticals, Inc.	12,622,680
3,000,000	[1,2]	Seattle Genetics, Inc.	27,240,000
1,000,000	[1]	Select Medical Holdings Corp.	9,700,000
190,400	[1]	Sinopharm Medicine Holding Co., Ltd.	689,107
274	[1,6]	Soteira, Inc.	176
2,000,000	[1,2]	Spectrum Pharmaceuticals, Inc.	8,300,000
4,000,000	[1]	Talecris Biotherapeutics Holdings Corp.	80,240,000
4,284,497	[1,6]	Threshold Pharmaceuticals, Inc.	8,697,529
7,738,820	[1,2,5]	Vical, Inc.	23,835,565
1,659,917	[1,2]	Vivus, Inc.	13,113,344
Annual Shareholder Report

5,900,000	[1,2]	Warner Chilcott PLC	130,685,000
		TOTAL	1,873,953,718
		Industrials – 13.0%
350,000		3M Co.	25,749,500
1,150,500		Bharat Heavy Electricals Ltd.	53,343,318
1,340,000	[2]	CLARCOR, Inc.	39,436,200
566,509		CSX Corp.	23,895,350
401,100	[1,2]	Copart, Inc.	12,903,387
500,000	[1,2]	CoStar Group, Inc.	19,410,000
1,180,873		Crompton Greaves Ltd.	9,499,327
375,000		Danaher Corp.	25,586,250
2,000,000	[2]	Expeditors International Washington, Inc.	64,440,000
900,000	[2]	FedEx Corp.	65,421,000
100,000	[1]	First Solar, Inc.	12,193,000
500,000	[2]	Genco Shipping & Trading Ltd.	9,945,000
924,656	[1,2]	GeoEye, Inc.	23,458,523
400,000	[1,2]	IHS, Inc., Class A	20,704,000
600,000	[1]	Iron Mountain, Inc.	14,658,000
11,000,000	[1,2]	Jet Blue Airways Corp.	54,560,000
255,100	[2]	Joy Global, Inc.	12,859,591
3,245,716		Max India Ltd.	12,255,409
344,055		Norfolk Southern Corp.	16,039,844
380,000	[2]	Precision Castparts Corp.	36,301,400
800,000	[1]	Quanta Services, Inc.	16,960,000
1,968,000	[1]	RailAmerica, Inc.	23,163,360
450,000	[2]	Rockwell Collins	22,671,000
500,000	[2]	Roper Industries, Inc.	25,275,000
2,900,000	[1,2]	Ryanair Holdings PLC, ADR	79,083,000
332,410	[1]	SmartHeat, Inc.	2,971,745
550,000	[2]	Union Pacific Corp.	30,327,000
400,000		United Technologies Corp.	24,580,000
2,736,970	[1]	Verisk Analytics, Inc.	75,075,087
		TOTAL	852,765,291
		Information Technology – 11.3%
358,500		Advantest Corp.	7,864,280
981,607	[1]	Affiliated Computer Services, Inc., Class A	51,131,909
378,133	[1,2]	Akamai Technologies, Inc.	8,318,926
Annual Shareholder Report

50,000	[1]	Amdocs Ltd.	1,260,000
1,125,000	[1,2]	Blackboard, Inc.	39,903,750
4,612,700	[1]	Cia Brasileira de Meios de Pagamentos	42,288,320
3,000,000	[1]	Comverse Technology, Inc.	25,200,000
1,550,000	[1]	Dell, Inc.	22,459,500
1,059,322	1,[3,6]	Expand Networks Ltd.	0
43,125	[1]	Google, Inc.	23,120,175
550,000	[2]	Hewlett-Packard Co.	26,103,000
2,380,000		Hon Hai Precision Industry Co. Ltd.	9,370,216
50,395,000		Inotera Memories, Inc.	29,907,591
13,553,200	[1]	Inspur International Ltd.	1,904,648
550,000		Lender Processing Services	21,890,000
926,630	[1]	ManTech International Corp., Class A	40,641,992
450,000	[2]	Mastercard, Inc.	98,559,000
1,600,000	[2]	Microchip Technology, Inc.	38,336,000
6,000,000	[1,2]	Micron Technology, Inc.	40,740,000
800,000	[1,2]	Microsemi Corp.	10,648,000
2,144,060	[1]	NIC, Inc.	18,781,966
69,180		Nintendo Corp. Ltd.	17,640,959
3,400,000	[1,2]	ON Semiconductor Corp.	22,746,000
1	1,[3,6]	Peachtree Open Networks	0
1,070,000	[1,5]	RADWARE Ltd.	12,379,900
3,709,800	[1]	Redecard SA	55,069,976
1	[3,6]	Sensable Technologies, Inc. (Bridge Loan)	100,279
3,751,199	1,[3,6]	Sensable Technologies, Inc.	0
2,011,100	[1,2,5]	TNS, Inc.	56,833,686
2,943,800	[1]	Telecity Group PLC	16,156,128
		TOTAL	739,356,201
		Materials – 8.1%
904,800		Barrick Gold Corp.	32,509,464
2,000,000	[2]	Dow Chemical Co.	46,960,000
700,000	[2]	Ecolab, Inc.	30,772,000
34,547,300	[1]	Huabao International Holdings Ltd.	32,629,319
369,050	[1,2]	Intrepid Potash, Inc.	9,506,728
36,273,628	[1]	Lee & Man Paper Manufacturing Ltd.	71,410,362
880,000		Monsanto Co.	59,118,400
490,000	[1]	Mosaic Co./The	22,897,700
Annual Shareholder Report

1,100,000		Newmont Mining Corp.	47,806,000
33,986,100		Nine Dragons Paper Holdings Ltd.	48,625,435
550,000	[2]	Nucor Corp.	21,917,500
440,000	[2]	Potash Corp. of Saskatchewan, Inc.	40,823,200
127,975	[1]	Rockwood Holdings, Inc.	2,544,143
900,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	33,075,000
700,000		Steel Dynamics, Inc.	9,373,000
200,000	[1]	Terra Industries, Inc.	6,354,000
13,905,000	[1]	Yingde Gases Group Co.	16,667,628
		TOTAL	532,989,879
		Telecommunication Services – 1.7%
1,000,000	[2]	CenturyTel, Inc.	32,460,000
1,458,400	[2]	NTELOS Holdings Corp.	22,021,840
3,400,000	[1,2]	TW Telecom, Inc.	42,840,000
1,500,000		Windstream Corp.	14,460,000
		TOTAL	111,781,840
		Utilities – 1.1%
146,559	[1]	BF Utilities Ltd.	2,417,643
1,284,500	[2]	ITC Holdings Corp.	57,057,490
500,000	[2]	Northeast Utilities Co.	11,525,000
		TOTAL	71,000,133
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,209,348,708)	6,176,333,210
		Warrants – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	210,295
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/15/2016	699,021
157,125	[1]	Clinical Data, Inc., 5/24/2012	516
797,358	[1]	Corcept Therapeutics, Inc., 10/16/2012	888,399
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	307,062
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	26,432
461,121	[1]	Favrille, Inc., 3/7/2011	0
Annual Shareholder Report

1,042,038	[1]	Favrille, Inc., 11/7/2012	0
416,580	[1]	Metabasis Therapeutics, Inc., 4/15/2013	40,860
222,650	[1]	Pharmacopeia, Inc., 4/19/2011	3,826
978,500	[1]	Spectrum Pharmaceuticals, Inc., 2/25/2010	602,603
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	2,875,741
4,211,677	[1,6]	Vasogen, Inc., 11/8/2011	0
1,874,085	[1]	Vical, Inc., 2/21/2010	2,108,779
		TOTAL	7,763,534
		TOTAL WARRANTS (IDENTIFIED COST $1,158,685)	7,763,534
		Preferred Stocks – 0.9%
		Consumer Discretionary – 0.3%
41,472	[1,3,4]	Callaway Golf Co., Conv. Pfd., Series B, $1.88 Annual Dividend	4,784,210
9,490	[3,4]	Lodgenet Entertainment, Conv. Pfd., Series B, $29.17 Annual Dividend	12,324,188
		TOTAL	17,108,398
		Energy – 0.1%
41,000	[3,4]	ATP Oil & Gas Corp., Conv. Pfd., Series 144A	4,255,390
		Health Care – 0.3%
1,694,915	1,[3,6]	Ardais Corp., Conv. Pfd.	0
790,960	1,[3,6]	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,104,891
446,816	1,[3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	1,[3,6]	Cortex, Inc., Pfd., Series D	0
20,000		Mylan Laboratories, Inc., Conv. Pfd.	20,600,000
958,744	[6]	Soteira, Inc., Pfd.	616,988
		TOTAL	22,321,879
		Information Technology – 0.0%
679,348	1,[3,6]	Multiplex, Inc., Pfd., Series C	0
		Utilities – 0.2%
328,000	[1]	FPL Group, Inc., Pfd.	15,990,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $79,252,060)	59,675,667
Annual Shareholder Report

		Corporate Bonds – 2.8%
		Consumer Discretionary – 0.4%
$4,820,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	4,771,800
722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2010	144,410
15,107,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	19,268,978
		TOTAL	24,185,188
		Financials – 0.5%
8,448,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	12,793,820
1,636,000		Developers Diversified Realty, 9.625%, 3/15/2016	1,662,580
12,723,000	[3,4]	GLG Partners, Inc., Conv. Bond, Series 144A, 5.00%, 5/15/2014	11,534,672
5,044,000		HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	5,252,301
		TOTAL	31,243,373
		Health Care – 1.0%
9,401,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	8,713,975
29,646,000		Insulet Corp., Sr. Unsecd. Note, 5.375%, 6/15/2013	24,767,454
19,800,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	20,988,000
5,908,900		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	5,349,522
8,450,000	[2]	Wright Medical Group, Inc., 2.625%, 12/1/2014	7,009,275
		TOTAL	66,828,226
		Industrials – 0.4%
4,087,000		AMR Corp., Conv. Bond, 6.25%, 10/15/2014	3,393,232
6,700,000	[3,4]	Covanta Holding Corp., Conv. Bond, Series 144A, 3.25%, 6/1/2014	7,477,870
2,944,000	[2]	Jet Blue Airways Corp., Conv. Bond, Series A, 6.75%, 10/15/2039	3,768,761
13,331,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	14,926,721
		TOTAL	29,566,584
		Information Technology – 0.4%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	4,743,383
7,191,000		FEI Co., 2.875%, 6/1/2013	7,549,687
3,752,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	4,331,722
7,620,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	7,180,577
		TOTAL	23,805,369
		Telecommunication Services – 0.1%
7,848,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	9,094,655
		TOTAL CORPORATE BONDS (IDENTIFIED COST $187,742,537)	184,723,395
Annual Shareholder Report

		Corporate Note – 0.1%
		Materials – 0.1%
$7,055,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $7,055,000)	8,450,902
		U.S. Treasury – 0.1%
4,000,000	[2,7]	United States Treasury Bill, 0.06%, 2/4/2010 (IDENTIFIED COST $3,998,997)	3,999,400
		Mutual Fund – 27.2%
1,775,556,873	[5,8,9]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,775,556,873
		TOTAL INVESTMENTS — 125.6% (IDENTIFIED COST $7,264,112,860)[10]	8,216,502,981
		OTHER ASSETS AND LIABILITIES - NET — (25.6)%[11]	(1,675,434,245)
		TOTAL NET ASSETS — 100%	$6,541,068,736

schedule of SecuritY Sold Short

100,000	Time Warner Cable, Inc. (Proceeds $2,494,876)	$3,944,000
  At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/3/2009	109,700,390 Brazilian Real	$62,002,142	$ 271,013
11/3/2009	2,238,783 Brazilian Real	$1,265,350	$ 5,531
11/3/2009	5,379,000 Brazilian Real	$3,065,830	$ (12,356)
11/4/2009	27,905,570 Brazilian Real	$16,186,525	$(345,489)
11/4/2009	569,501 Brazilian Real	$330,337	$ (7,051)
11/4/2009	5,817 Brazilian Real	$3,315	$ (13)
11/2/2009	895,899 Hong Kong Dollar	$115,600	$ (3)
11/2/2009	62,153,956 Hong Kong Dollar	$8,019,865	$ (207)
Contracts Sold:
11/2/2009	1,400,519 Euro	$2,073,469	$ 12,393
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ (76,182)
  Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
Annual Shareholder Report

  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$4,725,666,129	$17,640,959	$27,212,781	$4,770,519,869
International	1,188,529,206	276,959,802	—	1,465,489,008
Debt Securities:
Corporate Bonds	—	184,578,985	144,410	184,723,395
Corporate Note	—	8,450,902	—	8,450,902
U.S. Treasury	—	3,999,400	—	3,999,400
Warrants	—	3,999,394	3,764,140	7,763,534
Mutual Fund	1,775,556,873	—	—	1,775,556,873
TOTAL SECURITIES	$7,689,752,208	$495,629,442	$31,121,331	$8,216,502,981
OTHER FINANCIAL INSTRUMENTS*	$(4,020,182)	$ —	$ —	$(4,020,182)
*	Other financial instruments include security sold short and foreign exchange contracts.
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Equity Securities	Investments in Debt Securities	Investments in Warrants
Balance as of November 1, 2008	$24,315,246	970,616	$213
Realized gain/loss	(11,201,174)	(609,591)	(213)
Change in unrealized appreciation/depreciation	2,495,453	(216,615)	3,422,309
Net purchases (sales)	11,603,256	—	313,974
Transfers in and/or out of Level 3	—	—	27,857
Balance as of October 31, 2009	$27,212,781	$144,410	$3,764,140
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2009	$(4,566,287)	$(216,615)	$3,422,309
    The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value including $3,155,378,073 of investments in affiliated issuers (Note 5) and $1,571,541,712 of securities loaned (identified cost $7,264,112,860)		$8,216,502,981
Cash		276,350
Cash denominated in foreign currencies (identified cost $1,369,266)		1,356,588
Deposit at broker for short sales		4,340,106
Income receivable		4,372,253
Receivable for investments sold		121,002,802
Receivable for shares sold		4,929,741
Receivable for foreign exchange contracts		288,937
TOTAL ASSETS		8,353,069,758
Liabilities:
Securities sold short, at value (proceeds $2,494,876)	$3,944,000
Payable for investments purchased	100,566,567
Payable for shares redeemed	11,048,709
Payable for foreign exchange contracts	365,119
Payable for collateral due to broker for securities lending	1,683,052,785
Payable for limited partnership commitments	2,500,000
Payable for capital gains taxes withheld	2,873,849
Payable for Directors'/Trustees' fees	30,290
Payable for distribution services fee (Note 5)	1,662,782
Payable for shareholder services fee (Note 5)	3,533,197
Accrued expenses	2,423,724
TOTAL LIABILITIES		1,812,001,022
Net assets for 1,564,591,203 shares outstanding		$6,541,068,736
Net Assets Consist of:
Paid-in capital		$6,589,236,990
Net unrealized appreciation of investments, short sales and translation of assets and liabilities in foreign currency		951,464,349
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(1,004,157,776)
Undistributed net investment income		4,525,173
TOTAL NET ASSETS		$6,541,068,736
  Annual Shareholder Report

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,153,443,172 ÷ 509,870,011 shares outstanding), no par value, unlimited shares authorized	$4.22
Offering price per share (100/94.50 of $4.22)	$4.47
Redemption proceeds per share	$4.22
Class B Shares:
Net asset value per share ($562,617,859 ÷ 140,810,509 shares outstanding), no par value, unlimited shares authorized	$4.00
Offering price per share	$4.00
Redemption proceeds per share (94.50/100 of $4.00)	$3.78
Class C Shares:
Net asset value per share ($656,085,986 ÷ 164,139,383 shares outstanding), no par value, unlimited shares authorized	$4.00
Offering price per share	$4.00
Redemption proceeds per share (99.00/100 of $4.00)	$3.96
Class K Shares:
Net asset value per share ($3,168,921,719 ÷ 749,771,300 shares outstanding), no par value, unlimited shares authorized	$4.23
Offering price per share	$4.23
Redemption proceeds per share (99.80/100 of $4.23)	$4.22
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $23,381,382 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $684,021)		$81,946,288
Interest (including income on securities loaned of $10,329,969)		29,055,636
TOTAL INCOME		111,001,924
Expenses:
Investment adviser fee (Note 5)	$86,377,545
Administrative personnel and services fee (Note 5)	4,705,832
Custodian fees	1,513,468
Transfer and dividend disbursing agent fees and expenses — Class A Shares	3,517,193
Transfer and dividend disbursing agent fees and expenses — Class B Shares	1,003,573
Transfer and dividend disbursing agent fees and expenses — Class C Shares	1,116,577
Transfer and dividend disbursing agent fees and expenses — Class K Shares	5,540,212
Directors'/Trustees' fees	80,310
Auditing fees	36,600
Legal fees	89,926
Portfolio accounting fees	208,401
Distribution services fee — Class A Shares (Note 5)	4,948,274
Distribution services fee — Class B Shares (Note 5)	4,199,368
Distribution services fee — Class C Shares (Note 5)	4,692,397
Distribution services fee — Class K Shares (Note 5)	14,483,518
Shareholder services fee — Class A Shares (Note 5)	4,847,607
Shareholder services fee — Class B Shares (Note 5)	1,399,789
Shareholder services fee — Class C Shares (Note 5)	1,555,200
Shareholder services fee — Class K Shares (Note 5)	7,169,609
Account administration fee — Class A Shares	25,216
Account administration fee — Class C Shares	2,504
Account administration fee — Class K Shares	8,195
Share registration costs	101,822
Printing and postage	588,545
Insurance premiums	10,576
Miscellaneous	90,432
TOTAL EXPENSES	148,312,689
  Annual Shareholder Report

  Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(9,092,373)
Waiver of administrative personnel and services fee (Note 5)	(92,968)
Waiver of distribution services fee — Class A Shares (Note 5)	(2,276,864)
Waiver of distribution services fee — Class C Shares (Note 5)	(427,707)
Waiver of distribution services fee — Class K Shares (Note 5)	(11,012,663)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(391,618)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(92,251)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(23,386,444)
Net expenses			$124,926,245
Net investment income (loss)			(13,924,321)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Written Options, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $47,747,236 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $2,873,849)			(905,955,137)
Net realized loss on short sales			(5,219,982)
Net realized gain on written options			10,750,131
Net realized gain on futures contracts			14,946,805
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			1,499,745,944
Net change in unrealized depreciation of short sales			(1,449,124)
Net realized and unrealized gain on investments, short sales, written options, futures contracts and foreign currency transactions			612,818,637
Change in net assets resulting from operations			$598,894,316
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(13,924,321)	$(67,661,405)
Net realized loss on investments, short sales, written options, futures contracts and foreign currency transactions	(885,478,183)	(31,706,262)
Net change in unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	1,498,296,820	(4,545,366,165)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	598,894,316	(4,644,733,832)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(333,645,193)
Class B Shares	—	(126,008,696)
Class C Shares	—	(115,952,763)
Class K Shares	—	(485,667,675)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,061,274,327)
Share Transactions:
Proceeds from sale of shares	781,547,383	1,497,569,175
Net asset value of shares issued to shareholders in payment of distributions declared	—	965,376,844
Cost of shares redeemed	(1,408,747,444)	(1,959,713,944)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(627,200,061)	503,232,075
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 11)	82,951	319,004
Change in net assets	(28,222,794)	(5,202,457,080)
Net Assets:
Beginning of period	6,569,291,530	11,771,748,610
End of period (including undistributed net investment income/accumulated net investment income (loss) of $4,525,173 and $(975,427), respectively)	$6,541,068,736	$6,569,291,530
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  Annual Shareholder Report

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Futures Contracts

  The Fund may purchase and sell financial futures contracts to enhance yield, manage cash flows and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  At October 31, 2009, the Fund had no outstanding futures contracts.

  Foreign Exchange Contracts

  The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

  Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Annual Shareholder Report

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Option Contracts

  The Fund may buy or sell put and call options to obtain premiums from the sale of derivative contracts, realize gains from trading a derivative contract, or hedge against potential losses. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

  The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	—	$ —
Contracts written	589,401,982	15,907,939
Contracts bought back	589,401,982	15,907,939
Outstanding at October 31, 2009	—	$ —

  At October 31, 2009, the Fund had no outstanding written option contracts.

  Securities Lending

  The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

  Annual Shareholder Report

  As of October 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$1,571,541,712	$1,683,052,785

  Short Sales

  The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2009, the Fund had a net realized loss on short sales of $5,219,982.

  Short sales outstanding at period end are listed after the Fund's Portfolio of Investments.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Annual Shareholder Report

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$580,812	$5,936,545
Ardais Corp., Conv. Pfd.	3/2/2001 — 3/8/2001	9,999,999	—
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	—
Conceptus, Inc.	8/11/2005	4,500,000	10,962,500
Conceptus, Inc.	4/10/2001	5,000,000	12,528,576
Cortek, Inc.	2/29/2000	—	—
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	—	—
Cortex, Inc., Pfd., Series D	6/18/2001	—	—
Denovo Ventures I LP	3/9/2000	3,332,145	3,034,000
Endologix, Inc.	12/8/2003 — 7/30/2009	29,380,119	32,917,913
Expand Networks Ltd.	9/22/2000	2,500,000	—
FA Private Equity Fund IV LP	3/4/2002	690,660	856,906
Infrastructure Fund	8/11/2000	410,088	20,555
Latin Healthcare Fund	11/28/2000	—	940,831
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	—
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Leadscope LLC, Class A & B	6/30/2000	712,054	—
Peachtree Open Networks	10/5/2000	892,599	—
Peachtree Velquest	9/14/2000	494,382	—
Rocket Ventures II	7/20/1999	10,015,342	—
Sensable Technologies, Inc. (Bridge Loan)	12/16/2003	401,118	100,279
Sensable Technologies, Inc.	10/15/2004	—	—
Venworks	1/6/2000	5,000,000	—

  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$288,937	Payable for foreign exchange contracts	$365,119
  Annual Shareholder Report

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Option Contracts	Futures	Forward Currency Contracts	Total
Equity contracts	$21,182,721	$14,946,805	$ —	$36,129,526
Foreign exchange contracts	—	—	359,828	359,828
TOTAL	$21,182,721	$14,946,805	$359,828	$36,489,354
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$ —	$(196,213)	$(196,213)
Equity contracts	(59,530,248)	—	(59,530,248)
TOTAL	$(59,530,248)	$(196,213)	$(59,726,461)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	129,793,261	$486,148,491	155,726,508	$858,694,230
Shares issued to shareholders in payment of distributions declared	—	—	47,419,878	289,259,872
Shares redeemed	(187,402,355)	(682,429,197)	(166,073,383)	(874,880,670)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(57,609,094)	$(196,280,706)	37,073,003	$273,073,432
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,179,498	$28,618,485	12,608,818	$67,138,655
Shares issued to shareholders in payment of distributions declared	—	—	19,888,456	116,148,582
Shares redeemed	(47,455,866)	(164,665,568)	(54,173,140)	(274,630,943)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(39,276,368)	$(136,047,083)	(21,675,866)	$(91,343,706)
  Annual Shareholder Report

Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	25,317,394	$88,656,699	45,747,396	$244,165,700
Shares issued to shareholders in payment of distributions declared	—	—	15,150,558	88,479,262
Shares redeemed	(56,803,525)	(193,749,224)	(49,853,868)	(247,587,025)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,486,131)	$(105,092,525)	11,044,086	$85,057,937
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	48,539,071	$178,123,708	59,305,047	$327,570,590
Shares issued to shareholders in payment of distributions declared	—	—	77,166,652	471,489,128
Shares redeemed	(100,648,477)	(367,903,455)	(106,802,101)	(562,615,306)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(52,109,406)	$(189,779,747)	29,669,598	$236,444,412
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(180,480,999)	$(627,200,061)	56,110,821	$503,232,075

  Redemption Fee

  The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2009, redemption fees of $448,895 were allocated to cover the cost of redemptions. For the year ended October 31, 2008, redemption fees of $664,418 were allocated to cover the cost of redemptions.

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership adjustments, defaulted interest, expiration of capital loss carryforwards, reclassification for regulatory settlement proceeds and discount accretion/premium amortization on debt securities.

  Annual Shareholder Report

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(15,639,943)	$19,424,921	$(3,784,978)

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$ —	$270,508,444
Long-term capital gains	$ —	$790,765,883
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,471,367
Net unrealized appreciation	$849,711,502
Capital loss carryforwards	$(908,351,123)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership adjustments, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, defaulted interest and discount accretion/premium amortization on debt securities.

  At October 31, 2009, the cost of investments for federal tax purposes was $7,362,991,858. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation/appreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and short sales was $853,511,123. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,249,119,492 and net unrealized depreciation from investments for those securities having an excess of cost over value of $395,608,369.

  At October 31, 2009, the Fund had a capital loss carryforward of $908,351,123, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$18,502,576
2017	$889,848,547
Capital loss carryforwards of $15,557,130 expired during the year ended October 31, 2009.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $7,270,124 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $71,223,590.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $92,968 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $13,717,234 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $5,470,892 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $200,654 in sales charges from the sale of Class A Shares. FSC also retained $16,739 of CDSC relating to redemptions of Class A Shares and $41,732 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,955 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $391,618 of shareholder services fees. For the year ended October 31, 2009, FSSC received $3,746,686 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2009, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,214,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,958,404.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,063,469 and $10,611,106, respectively.

Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2009, were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Alkermes, Inc.	5,000,000	7,057,000	—	12,057,000	$96,094,290	$ —
Alleghany Corp., Conv. Pfd.	173,200	—	173,200	—	—	1,976,351
Arena Pharmaceuticals, Inc.	8,000,000	7,995,037	6,144,237	9,850,800	34,773,324	—
Auxilium Pharmaceutical, Inc.	3,000,000	507,017	200,000	3,307,017	104,038,755	—
Brasil Brokers Participacoes	4,885,000	3,833,450	—	8,718,450	30,189,910	93,326
CardioNet, Inc.	1,499,989	473,400	1,973,389	—	—	—
CETIP SA	—	17,903,500	—	17,903,500	119,925,806	—
Chimera Investment Corp.	14,636,000	44,208,267	6,244,267	52,600,000	183,574,000	12,453,056
Conceptus, Inc.	600,000	—	—	600,000	10,524,000	—
Conceptus, Inc.	3,634,700	—	—	3,634,700	63,752,638	—
Conceptus, Inc.	714,286	—	—	714,286	12,528,576	—
Cubist Pharmaceuticals, Inc.	2,955,039	4,444,961	400,000	7,000,000	118,580,000	—
Cyclacel Pharmaceuticals, Inc.	1,275,467	—	1,275,467	—	—	—
Dexcom, Inc.	—	4,916,800	—	4,916,800	33,729,248	—
Annual Shareholder Report

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Dyax Corp.	6,500,000	4,855,088	—	11,355,088	$35,654,976	$ —
Endologix, Inc.	4,046,250	2,869,278	—	6,915,528	32,917,913	—
Epigenomics AG	5,081,706	—	233,942	4,847,764	21,291,255	—
Insulet Corp.	2,545,895	304,105	—	2,850,000	31,635,000	—
IPC The Hospitalist Co., Inc.	875,000	—	875,000	—	—	—
Isis Pharmaceuticals, Inc.	2,810,995	4,069,762	—	6,880,757	87,179,191	—
MBF Healthcare Acquisition Corp.	1,852,200	—	1,852,200	—	—	—
National CineMedia, Inc.	1,900,000	554,347	95,588	2,358,759	37,740,144	1,477,157
Neurocrine Biosciences, Inc.	3,900,000	—	1,504,267	2,395,733	5,318,527	—
Orthovita, Inc.	776,280	4,272,932	49,212	5,000,000	17,500,000	—
OSI Pharmaceuticals, Inc.	3,500,000	100,000	100,000	3,500,000	112,770,000	—
Pharmacyclics, Inc.	—	3,460,000	—	3,460,000	6,747,000	—
Progenics Pharmaceuticals, Inc.	3,000,000	1,700,000	—	4,700,000	19,693,000	—
RADWARE Ltd.	1,070,000	—	—	1,070,000	12,379,900	—
Repligen Corp.	1,000,000	1,791,203	—	2,791,203	13,621,071	—
Restoque Comercio e Confeccoes de Roupas SA	12,156,700	—	159,162	11,997,538	27,923,425	1,475,777
Solera Holdings, Inc.	3,556,267	—	3,556,267	—	—	—
TNS, Inc.	1,523,200	487,900	—	2,011,100	56,833,686	—
Two Harbors Investment Co.	—	3,000,000	—	3,000,000	29,070,000	—
Vical, Inc.	1,696,945	6,041,875	—	7,738,820	23,835,565	—
TOTAL OF AFFILIATED COMPANIES	104,165,119	124,845,922	24,836,198	204,174,843	$1,379,821,200	$17,475,667
Annual Shareholder Report

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $1,822,249. Transactions with affiliated holdings during the year ended October 31, 2009 were as follows:
Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	243,685,058	55,665,720	299,350,778	—	$ —	$91,065
Prime Value Obligations Fund, Institutional Shares	1,229,775,082	10,427,614,960	9,881,833,169	1,775,556,873	1,775,556,873	5,814,650
TOTAL OF AFFILIATED HOLDINGS	1,473,460,140	10,483,280,680	10,181,183,947	1,775,556,873	$1,775,556,873	$5,905,715

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $92,251 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$5,124,218,218
Sales	$5,111,692,867
Annual Shareholder Report

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	75.6%
Brazil	8.3%
Bermuda	3.3%
India	3.3%
Cayman Islands	1.7%
Canada	1.3%
Ireland	1.2%
Hong Kong	0.8%
Taiwan	0.6%
Chile	0.5%
Japan	0.4%
Denmark	0.3%
United Kingdom	0.3%
Indonesia	0.2%
Belgium	0.2%
Israel	0.2%
China	0.1%
Switzerland	0.0%[1]
1	Represents less than 0.1%.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

Annual Shareholder Report

11. REGULATORY SETTLEMENT PROCEEDS

The Fund received $82,951 and $319,004 for the years ended October 31, 2009 and 2008, respectively, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

12. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

13. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the “Fund”), one of the portfolios constituting Federated Equity Funds, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group. More specifically, the Fund's performance has been significantly and consistently above median over the longer term.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Annual Shareholder Report considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and, as noted earlier, that the Fund has also been significantly and consistently above median in its investment performance over the longer term. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26396 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$3.81	$7.03	$6.08	$5.52	$5.11
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	(0.03)[2]	(0.04)[2]	(0.06)[2]	(0.05)[2]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.42	(2.56)	1.73	0.95	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.42	(2.59)	1.69	0.89	0.70
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.63)	(0.74)	(0.33)	(0.29)
Net Asset Value, End of Period	$4.23	$3.81	$7.03	$6.08	$5.52
Total Return[3]	11.02%	(40.23)%	31.07%	16.85%	14.25%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%[4]	1.95%	1.95%
Net investment income (loss)	(0.12)%	(0.56)%	(0.63)%	(0.99)%	(1.01)%
Expense waiver/reimbursement[5]	0.53%	0.49%	0.48%	0.46%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,168,922	$3,051,697	$5,432,110	$4,330,877	$3,856,427
Portfolio turnover	91%	78%	49%	64%	71%
1	Represents less than $0.01.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the years ended October 31, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,194.90	$10.79
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.38	$9.91
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Federated Kaufmann Fund's Class K Shares produced a total return of 11.02%, based on the net asset value for the reporting period ended October 31, 2009. The fund's benchmark, the Russell Midcap Growth Index,1 had a total return of 22.48% for the reporting period and the Lipper Mid-Cap Growth Funds Category2 had a median total return of 16.79%. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Russell Midcap Growth Index.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the latter portion of the reporting period. The global financial crisis continued throughout the period but in March the Standard & Poor's 500 Index (S&P 500 Index)3 bottomed and began a 50% plus rally. Mid-cap stocks performed best during the period followed by large-cap stocks and then small-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The period began with economies across the world slowing as credit contracted. In response to the credit crisis, the Federal Reserve, as well as many other countries, cut their discount and federal funds target rates several times at the beginning of the reporting period and maintained them at their lowest levels. The end of the period was marked by a light at the end of the tunnel with some positive economic data on housing, productivity, corporate profits and trade appearing.

The strongest sectors in the Russell Midcap Growth Index during the period were Materials (+36%), Information Technology (+32%) and Consumer Discretionary (+28%). The weakest sectors were Telecom Services (-0.9%), Utilities (+10%) and Financials (+13%).

1	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.
3	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report
4

FUND PERFORMANCE

The Fund underperformed its respective peer average and benchmark index over the reporting period. The Fund's performance is driven primarily by bottom-up stock selection. Five of the Fund's top ten contributing companies across multiple sectors each returned over 60% during the reporting period. Specifically, Hypermarcas SA (+276%), Lee & Mann Paper Manufacturing Ltd. (+543%), Goldman Sachs (+86%), Nine Dragons Paper (+805%) and Housing Development Finance Corp. (+61%) contributed strongly to the Fund's performance. In addition, Auxilium Pharmaceuticals (+60%) Warner Chilcott Plc. (+59%), Dresser-Rand Group (+31%), Mastercard (+48%) and Chimera (+32%) were also among the Fund's top ten contributing companies.

Five of the Fund's laggard companies were in the Financials Sector. Specifically, Bank of America (-38%), Wells Fargo (-16%), Loews Corp. (-26%), JP Morgan Chase (+3%) and Berkshire Hathaway (-20%) detracted from performance. Additional laggards included General Electric (-47%), Walter Industries (-53%), Cubist Pharmaceuticals (-33%), AMR (-79%) and Progenics (-58%). A particular industry that negatively affected performance was Pharmaceutical/Biotech where 14 of the Fund's holdings in the industry were down more than 30%. While it is interesting to know how specific stocks performed during the period, the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposures that result from the Fund's bottom-up investment process may provide some additional insight into the Fund's relative performance. An overweight in the Financials sector and underweight in Information Technology, relative to the benchmark, hurt performance somewhat. The Fund's performance was also negatively impacted by the Fund's cash position which averaged 8.7% during the period.

Annual Shareholder Report
5

FEDERATED KAUFMANN FUND  -  CLASS K SHARES

Average Annual Total Returns for the Period Ended 10/31/2009

	6-Month (Cumulative)	1-Year	3-Years	5-Years	10-Years	15-Years
Federated Kaufmann Fund - Class K Shares[2]	19.25%	10.80%	-4.61%	2.99%	7.77%	9.42%
Russell Midcap Growth Index[3]	19.87%	22.48%	-5.61%	2.22%	1.01%	7.35%
Lipper Mid-Cap Growth Index[3]	19.16%	19.95%	-3.00%	3.35%	0.60%	6.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index (RMGI) and the Lipper Mid-Cap Growth Index (LMCGI) have been adjusted to reflect reinvestment of all dividends on securities in the indexes.
2	Total returns reflect the 0.20% redemption fee.
3	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The LMCGI is an equal dollar-weighted index of the largest mutual funds within the mid-cap growth classification, as defined by Lipper, Inc. The LMCGI does not reflect sales charges and is adjusted for the reinvestment of capital gains and income dividends. The RMGI is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
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Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	30.1%
Financials	18.8%
Industrials	13.4%
Information Technology	11.7%
Materials	8.2%
Consumer Discretionary	6.0%
Consumer Staples	4.2%
Energy	2.8%
Telecommunication Services	1.8%
Utilities	1.3%
Other Security[2]	0.1%
Securities Lending Collateral[3]	25.8%
Security Sold Short	(0.1)%
Cash Equivalents[4]	1.4%
Other Assets and Liabilities — Net[5]	(25.5)%
TOTAL	100.0%
1	Except for Other Security, Securities Lending Collateral, Security Sold Short, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Security includes a U.S. Treasury Security.
3	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Assets, other than investments in securities and security sold short, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

October 31, 2009

Shares or Principal Amount			Value in U.S. Dollars
		Common Stocks – 94.4%
		Consumer Discretionary – 5.3%
1,275,541	[1,2]	ATA, Inc., ADR	6,594,547
403,100	[1,2,3,4]	B2W Companhia Global Do Varejo, GDR	23,339,490
3,009,050		Bharat Forge Ltd.	15,581,150
268,929	[1,2]	Bridgepoint Education, Inc.	3,813,413
2,667,050	[1]	Cia Hering	32,172,350
1,711,300		Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	21,857,544
744,895	[1]	Dolan Media Co.	8,894,046
325,900	[1,3,4]	Dollarama, Inc., Series 144A	5,812,920
250,000	[1,2]	Focus Media Holding Ltd., ADR	3,010,000
15,000,000	[1,2]	Ford Motor Co.	105,000,000
1,000,000	[1,3,4]	Hydrogen Corp.	20,000
500,000	[1]	Imax Corp.	5,150,000
150,950	[1]	Lincoln Educational Services	2,991,829
50,374		Marriott International, Inc., Class A	1,262,373
2,358,759	[5]	National CineMedia, Inc.	37,740,144
100,000	[1,2]	New Oriental Education & Technology Group, Inc., ADR	6,984,000
2,115,500	[1]	New World Department Store China	1,891,815
3,754,900		Parkson Retail Group Ltd.	6,081,661
244,300	[1,2]	Penn National Gaming, Inc.	6,139,259
545,000	[2]	Regis Corp.	8,850,800
11,997,538	[1,5]	Restoque Comercio e Confeccoes de Roupas SA	27,923,425
885,200	[1]	SEB — Sistema Educacional Brasileiro SA	8,592,711
4,737,275	[1]	Wynn Macau Ltd.	6,112,455
		TOTAL	345,815,932
		Consumer Staples – 4.2%
230,000		Anheuser-Busch InBev NV	10,809,058
6,705,000	[1]	Hypermarcas SA	137,289,595
500,000		Kellogg Co.	25,770,000
1,650,000		Philip Morris International, Inc.	78,144,000
400,000	[1]	Ralcorp Holdings, Inc.	21,480,000
		TOTAL	273,492,653
		Energy – 2.7%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	49,528,860
529,850	[2]	Chesapeake Energy Corp.	12,981,325
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8

220,000	[1]	China Integrated Energy, Inc.	1,265,000
3,000,000	[1,2]	Dresser-Rand Group, Inc.	88,410,000
220,406	[1]	Oil India Ltd.	5,218,129
719,825	[1,2]	Sandridge Energy, Inc.	7,363,810
250,500	[2]	XTO Energy, Inc.	10,410,780
		TOTAL	175,177,904
		Financials – 18.3%
1,000,000		American Express Co.	34,840,000
770,000		Axis Capital Holdings Ltd.	22,245,300
1,672,400	[1]	BR Malls Participacoes	18,512,602
500,000		Bank of America Corp.	7,290,000
2,000,000	[2]	Bank of New York Mellon Corp.	53,320,000
1,000,000		Berkley, W. R. Corp.	24,720,000
180,000	[2]	Blackrock, Inc.	38,968,200
8,718,450	[1,5]	Brasil Brokers Participacoes	30,189,910
17,903,500	[1,5]	CETIP SA	119,925,806
52,600,000	[2,5]	Chimera Investment Corp.	183,574,000
164,606	[1]	CreXus Investment Corp.	2,334,113
1	[1,3,6]	FA Private Equity Fund IV LP	856,906
500,000		Goldman Sachs Group, Inc.	85,085,000
500,000	[1]	Government Properties Income Trust	11,640,000
350,000	[2]	Greenhill & Co., Inc.	30,180,500
1,347,650		Housing Development Finance Corp. Ltd.	74,443,782
1	[1,3,6]	Infrastructure Fund	20,555
3,250,000	[2]	J.P. Morgan Chase & Co.	135,752,500
1,344,851	[1]	LPS Brasil Cons De Imoveis	14,428,749
2,000,000	[2]	Morgan Stanley	64,240,000
1,000,000	[1]	Multiplan Empreendimentos Imobiliarios SA	15,326,976
27,847,407		PT Bank Central Asia	13,214,151
1	1,[3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	9,260,291
1	1,[3,6]	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	8,338,652
1,350,000	[2]	State Street Corp.	56,673,000
54,231		Transatlantic Holdings, Inc.	2,738,666
3,000,000	[1,5]	Two Harbors Investment Co.	29,070,000
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9

1	[1,3,6]	Venworks	0
3,000,000	[2]	Wells Fargo & Co.	82,560,000
1,000,000	[2]	Willis Group Holdings Ltd.	27,000,000
		TOTAL	1,199,999,659
		Health Care – 28.7%
989,111	[1]	AGA Medical Holdings, Inc.	13,224,414
425,441	[1]	Alexza Pharmaceuticals, Inc.	910,444
12,057,000	[1,2,5]	Alkermes, Inc.	96,094,290
1,100,000	[2]	Allergan, Inc.	61,875,000
1	[3,6]	Apollo Investment Fund V	5,936,545
2	1,[6]	Ardais Corp.	0
9,850,800	[1,2,5]	Arena Pharmaceuticals, Inc.	34,773,324
1,208,261	[1,2]	Athenahealth, Inc.	45,442,696
3,307,017	[1,2,5]	Auxilium Pharmaceutical, Inc.	104,038,755
450,000		Baxter International, Inc.	24,327,000
3,250,000	[1,2]	BioMarin Pharmaceutical, Inc.	50,570,000
755,679	[1,2]	Cepheid, Inc.	10,027,860
185,980	[1]	Chindex International, Inc.	2,592,561
274,595	[1,2]	Chindex International, Inc.	3,827,854
625,000	[3]	Conceptus, Inc.	10,962,500
600,000	[1,3,4,5]	Conceptus, Inc.	10,524,000
714,286	[3,5]	Conceptus, Inc.	12,528,576
3,634,700	[1,2,5]	Conceptus, Inc.	63,752,638
2,278,165	[1,6]	Corcept Therapeutics, Inc.	3,758,972
500,000	[1,3,6]	Cortek, Inc.	0
7,000,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	118,580,000
800,000	[1,2]	Cypress Biosciences, Inc.	4,912,000
1	[3,6]	Denovo Ventures I LP	3,034,000
4,916,800	[1,2,5]	Dexcom, Inc.	33,729,248
126,065	[1]	Dexcom, Inc. Restricted	864,806
1,367,900		Dishman Pharmaceuticals & Chemicals Ltd.	6,686,291
552,681	[1]	Durect Corp.	1,166,157
11,355,088	[1,5]	Dyax Corp.	35,654,976
600,000	[1]	Emergency Medical Services Corp., Class A	28,812,000
3,555,556	[1]	Endologix, Inc.	16,924,447
6,915,528	[1,2,3,5]	Endologix, Inc.	32,917,913
4,847,764	[1,5]	Epigenomics AG	21,291,255
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900,000	[1,2]	Express Scripts, Inc., Class A	71,928,000
100,000	[1,2]	Genoptix, Inc.	3,479,000
500,000		Hikma Pharmaceuticals PLC	3,862,415
1,100,000	[1,2]	Human Genome Sciences, Inc.	20,559,000
4,000,000	[1,2]	Illumina, Inc.	128,400,000
2,850,000	[1,2,5]	Insulet Corp.	31,635,000
6,880,757	[1,2,5]	Isis Pharmaceuticals, Inc.	87,179,191
1	[3,6]	Latin Healthcare Fund	940,831
100,000	[1,2]	LifeWatch AG	1,941,470
1,816,541	[1,2]	Masimo Corp.	48,265,494
1,000,000	[1,2]	Momenta Pharmaceuticals, Inc.	9,120,000
1,800,000	[1,2]	Mylan Laboratories, Inc.	29,232,000
1,000,000	[1,2]	Nektar Therapeutics	8,120,000
2,395,733	[1,5]	Neurocrine Biosciences, Inc.	5,318,527
50,000	[1,2]	NuVasive, Inc.	1,814,500
2,091,860	[1,2]	Orexigen Therapeutics, Inc.	13,513,416
5,000,000	[1,2,5]	Orthovita, Inc.	17,500,000
3,500,000	[1,5]	OSI Pharmaceuticals, Inc.	112,770,000
1	1,[3,6]	Peachtree Velquest	0
3,460,000	[1,5]	Pharmacyclics, Inc.	6,747,000
2,000,000		Piramal Healthcare Ltd.	15,746,238
4,700,000	[1,5]	Progenics Pharmaceuticals, Inc.	19,693,000
1,808,400	[1,2]	Protalix Biotherapeutics, Inc.	17,143,632
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	5,955,010
2,791,203	[1,5]	Repligen Corp.	13,621,071
500,000	[1,2]	ResMed, Inc.	24,605,000
1,001,800	[1,2]	Savient Pharmaceuticals, Inc.	12,622,680
3,000,000	[1,2]	Seattle Genetics, Inc.	27,240,000
1,000,000	[1]	Select Medical Holdings Corp.	9,700,000
190,400	[1]	Sinopharm Medicine Holding Co., Ltd.	689,107
274	[1,6]	Soteira, Inc.	176
2,000,000	[1,2]	Spectrum Pharmaceuticals, Inc.	8,300,000
4,000,000	[1]	Talecris Biotherapeutics Holdings Corp.	80,240,000
4,284,497	[1,6]	Threshold Pharmaceuticals, Inc.	8,697,529
7,738,820	[1,2,5]	Vical, Inc.	23,835,565
1,659,917	[1,2]	Vivus, Inc.	13,113,344
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11

5,900,000	[1,2]	Warner Chilcott PLC	130,685,000
		TOTAL	1,873,953,718
		Industrials – 13.0%
350,000		3M Co.	25,749,500
1,150,500		Bharat Heavy Electricals Ltd.	53,343,318
1,340,000	[2]	CLARCOR, Inc.	39,436,200
566,509		CSX Corp.	23,895,350
401,100	[1,2]	Copart, Inc.	12,903,387
500,000	[1,2]	CoStar Group, Inc.	19,410,000
1,180,873		Crompton Greaves Ltd.	9,499,327
375,000		Danaher Corp.	25,586,250
2,000,000	[2]	Expeditors International Washington, Inc.	64,440,000
900,000	[2]	FedEx Corp.	65,421,000
100,000	[1]	First Solar, Inc.	12,193,000
500,000	[2]	Genco Shipping & Trading Ltd.	9,945,000
924,656	[1,2]	GeoEye, Inc.	23,458,523
400,000	[1,2]	IHS, Inc., Class A	20,704,000
600,000	[1]	Iron Mountain, Inc.	14,658,000
11,000,000	[1,2]	Jet Blue Airways Corp.	54,560,000
255,100	[2]	Joy Global, Inc.	12,859,591
3,245,716		Max India Ltd.	12,255,409
344,055		Norfolk Southern Corp.	16,039,844
380,000	[2]	Precision Castparts Corp.	36,301,400
800,000	[1]	Quanta Services, Inc.	16,960,000
1,968,000	[1]	RailAmerica, Inc.	23,163,360
450,000	[2]	Rockwell Collins	22,671,000
500,000	[2]	Roper Industries, Inc.	25,275,000
2,900,000	[1,2]	Ryanair Holdings PLC, ADR	79,083,000
332,410	[1]	SmartHeat, Inc.	2,971,745
550,000	[2]	Union Pacific Corp.	30,327,000
400,000		United Technologies Corp.	24,580,000
2,736,970	[1]	Verisk Analytics, Inc.	75,075,087
		TOTAL	852,765,291
		Information Technology – 11.3%
358,500		Advantest Corp.	7,864,280
981,607	[1]	Affiliated Computer Services, Inc., Class A	51,131,909
378,133	[1,2]	Akamai Technologies, Inc.	8,318,926
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50,000	[1]	Amdocs Ltd.	1,260,000
1,125,000	[1,2]	Blackboard, Inc.	39,903,750
4,612,700	[1]	Cia Brasileira de Meios de Pagamentos	42,288,320
3,000,000	[1]	Comverse Technology, Inc.	25,200,000
1,550,000	[1]	Dell, Inc.	22,459,500
1,059,322	1,[3,6]	Expand Networks Ltd.	0
43,125	[1]	Google, Inc.	23,120,175
550,000	[2]	Hewlett-Packard Co.	26,103,000
2,380,000		Hon Hai Precision Industry Co. Ltd.	9,370,216
50,395,000		Inotera Memories, Inc.	29,907,591
13,553,200	[1]	Inspur International Ltd.	1,904,648
550,000		Lender Processing Services	21,890,000
926,630	[1]	ManTech International Corp., Class A	40,641,992
450,000	[2]	Mastercard, Inc.	98,559,000
1,600,000	[2]	Microchip Technology, Inc.	38,336,000
6,000,000	[1,2]	Micron Technology, Inc.	40,740,000
800,000	[1,2]	Microsemi Corp.	10,648,000
2,144,060	[1]	NIC, Inc.	18,781,966
69,180		Nintendo Corp. Ltd.	17,640,959
3,400,000	[1,2]	ON Semiconductor Corp.	22,746,000
1	1,[3,6]	Peachtree Open Networks	0
1,070,000	[1,5]	RADWARE Ltd.	12,379,900
3,709,800	[1]	Redecard SA	55,069,976
1	[3,6]	Sensable Technologies, Inc. (Bridge Loan)	100,279
3,751,199	1,[3,6]	Sensable Technologies, Inc.	0
2,011,100	[1,2,5]	TNS, Inc.	56,833,686
2,943,800	[1]	Telecity Group PLC	16,156,128
		TOTAL	739,356,201
		Materials – 8.1%
904,800		Barrick Gold Corp.	32,509,464
2,000,000	[2]	Dow Chemical Co.	46,960,000
700,000	[2]	Ecolab, Inc.	30,772,000
34,547,300	[1]	Huabao International Holdings Ltd.	32,629,319
369,050	[1,2]	Intrepid Potash, Inc.	9,506,728
36,273,628	[1]	Lee & Man Paper Manufacturing Ltd.	71,410,362
880,000		Monsanto Co.	59,118,400
490,000	[1]	Mosaic Co./The	22,897,700
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1,100,000		Newmont Mining Corp.	47,806,000
33,986,100		Nine Dragons Paper Holdings Ltd.	48,625,435
550,000	[2]	Nucor Corp.	21,917,500
440,000	[2]	Potash Corp. of Saskatchewan, Inc.	40,823,200
127,975	[1]	Rockwood Holdings, Inc.	2,544,143
900,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	33,075,000
700,000		Steel Dynamics, Inc.	9,373,000
200,000	[1]	Terra Industries, Inc.	6,354,000
13,905,000	[1]	Yingde Gases Group Co.	16,667,628
		TOTAL	532,989,879
		Telecommunication Services – 1.7%
1,000,000	[2]	CenturyTel, Inc.	32,460,000
1,458,400	[2]	NTELOS Holdings Corp.	22,021,840
3,400,000	[1,2]	TW Telecom, Inc.	42,840,000
1,500,000		Windstream Corp.	14,460,000
		TOTAL	111,781,840
		Utilities – 1.1%
146,559	[1]	BF Utilities Ltd.	2,417,643
1,284,500	[2]	ITC Holdings Corp.	57,057,490
500,000	[2]	Northeast Utilities Co.	11,525,000
		TOTAL	71,000,133
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,209,348,708)	6,176,333,210
		Warrants – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	210,295
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/15/2016	699,021
157,125	[1]	Clinical Data, Inc., 5/24/2012	516
797,358	[1]	Corcept Therapeutics, Inc., 10/16/2012	888,399
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	307,062
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	26,432
461,121	[1]	Favrille, Inc., 3/7/2011	0
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1,042,038	[1]	Favrille, Inc., 11/7/2012	0
416,580	[1]	Metabasis Therapeutics, Inc., 4/15/2013	40,860
222,650	[1]	Pharmacopeia, Inc., 4/19/2011	3,826
978,500	[1]	Spectrum Pharmaceuticals, Inc., 2/25/2010	602,603
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	2,875,741
4,211,677	[1,6]	Vasogen, Inc., 11/8/2011	0
1,874,085	[1]	Vical, Inc., 2/21/2010	2,108,779
		TOTAL	7,763,534
		TOTAL WARRANTS (IDENTIFIED COST $1,158,685)	7,763,534
		Preferred Stocks – 0.9%
		Consumer Discretionary – 0.3%
41,472	[1,3,4]	Callaway Golf Co., Conv. Pfd., Series B, $1.88 Annual Dividend	4,784,210
9,490	[3,4]	Lodgenet Entertainment, Conv. Pfd., Series B, $29.17 Annual Dividend	12,324,188
		TOTAL	17,108,398
		Energy – 0.1%
41,000	[3,4]	ATP Oil & Gas Corp., Conv. Pfd., Series 144A	4,255,390
		Health Care – 0.3%
1,694,915	1,[3,6]	Ardais Corp., Conv. Pfd.	0
790,960	1,[3,6]	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,104,891
446,816	1,[3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	1,[3,6]	Cortex, Inc., Pfd., Series D	0
20,000		Mylan Laboratories, Inc., Conv. Pfd.	20,600,000
958,744	[6]	Soteira, Inc., Pfd.	616,988
		TOTAL	22,321,879
		Information Technology – 0.0%
679,348	1,[3,6]	Multiplex, Inc., Pfd., Series C	0
		Utilities – 0.2%
328,000	[1]	FPL Group, Inc., Pfd.	15,990,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $79,252,060)	59,675,667
Annual Shareholder Report
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		Corporate Bonds – 2.8%
		Consumer Discretionary – 0.4%
$4,820,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	4,771,800
722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2010	144,410
15,107,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	19,268,978
		TOTAL	24,185,188
		Financials – 0.5%
8,448,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	12,793,820
1,636,000		Developers Diversified Realty, 9.625%, 3/15/2016	1,662,580
12,723,000	[3,4]	GLG Partners, Inc., Conv. Bond, Series 144A, 5.00%, 5/15/2014	11,534,672
5,044,000		HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	5,252,301
		TOTAL	31,243,373
		Health Care – 1.0%
9,401,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	8,713,975
29,646,000		Insulet Corp., Sr. Unsecd. Note, 5.375%, 6/15/2013	24,767,454
19,800,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	20,988,000
5,908,900		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	5,349,522
8,450,000	[2]	Wright Medical Group, Inc., 2.625%, 12/1/2014	7,009,275
		TOTAL	66,828,226
		Industrials – 0.4%
4,087,000		AMR Corp., Conv. Bond, 6.25%, 10/15/2014	3,393,232
6,700,000	[3,4]	Covanta Holding Corp., Conv. Bond, Series 144A, 3.25%, 6/1/2014	7,477,870
2,944,000	[2]	Jet Blue Airways Corp., Conv. Bond, Series A, 6.75%, 10/15/2039	3,768,761
13,331,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	14,926,721
		TOTAL	29,566,584
		Information Technology – 0.4%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	4,743,383
7,191,000		FEI Co., 2.875%, 6/1/2013	7,549,687
3,752,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	4,331,722
7,620,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	7,180,577
		TOTAL	23,805,369
		Telecommunication Services – 0.1%
7,848,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	9,094,655
		TOTAL CORPORATE BONDS (IDENTIFIED COST $187,742,537)	184,723,395
Annual Shareholder Report
16

		Corporate Note – 0.1%
		Materials – 0.1%
$7,055,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $7,055,000)	8,450,902
		U.S. Treasury – 0.1%
4,000,000	[2,7]	United States Treasury Bill, 0.06%, 2/4/2010 (IDENTIFIED COST $3,998,997)	3,999,400
		Mutual Fund – 27.2%
1,775,556,873	[5,8,9]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,775,556,873
		TOTAL INVESTMENTS — 125.6% (IDENTIFIED COST $7,264,112,860)[10]	8,216,502,981
		OTHER ASSETS AND LIABILITIES - NET — (25.6)%[11]	(1,675,434,245)
		TOTAL NET ASSETS — 100%	$6,541,068,736

schedule of SecuritY Sold Short

100,000	Time Warner Cable, Inc. (Proceeds $2,494,876)	$3,944,000
  At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/3/2009	109,700,390 Brazilian Real	$62,002,142	$ 271,013
11/3/2009	2,238,783 Brazilian Real	$1,265,350	$ 5,531
11/3/2009	5,379,000 Brazilian Real	$3,065,830	$ (12,356)
11/4/2009	27,905,570 Brazilian Real	$16,186,525	$(345,489)
11/4/2009	569,501 Brazilian Real	$330,337	$ (7,051)
11/4/2009	5,817 Brazilian Real	$3,315	$ (13)
11/2/2009	895,899 Hong Kong Dollar	$115,600	$ (3)
11/2/2009	62,153,956 Hong Kong Dollar	$8,019,865	$ (207)
Contracts Sold:
11/2/2009	1,400,519 Euro	$2,073,469	$ 12,393
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ (76,182)
  Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
Annual Shareholder Report
17

  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
18

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$4,725,666,129	$17,640,959	$27,212,781	$4,770,519,869
International	1,188,529,206	276,959,802	—	1,465,489,008
Debt Securities:
Corporate Bonds	—	184,578,985	144,410	184,723,395
Corporate Note	—	8,450,902	—	8,450,902
U.S. Treasury	—	3,999,400	—	3,999,400
Warrants	—	3,999,394	3,764,140	7,763,534
Mutual Fund	1,775,556,873	—	—	1,775,556,873
TOTAL SECURITIES	$7,689,752,208	$495,629,442	$31,121,331	$8,216,502,981
OTHER FINANCIAL INSTRUMENTS*	$(4,020,182)	$ —	$ —	$(4,020,182)
*	Other financial instruments include security sold short and foreign exchange contracts.
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Equity Securities	Investments in Debt Securities	Investments in Warrants
Balance as of November 1, 2008	$24,315,246	970,616	$213
Realized gain/loss	(11,201,174)	(609,591)	(213)
Change in unrealized appreciation/depreciation	2,495,453	(216,615)	3,422,309
Net purchases (sales)	11,603,256	—	313,974
Transfers in and/or out of Level 3	—	—	27,857
Balance as of October 31, 2009	$27,212,781	$144,410	$3,764,140
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2009	$(4,566,287)	$(216,615)	$3,422,309
    The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  19

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value including $3,155,378,073 of investments in affiliated issuers (Note 5) and $1,571,541,712 of securities loaned (identified cost $7,264,112,860)		$8,216,502,981
Cash		276,350
Cash denominated in foreign currencies (identified cost $1,369,266)		1,356,588
Deposit at broker for short sales		4,340,106
Income receivable		4,372,253
Receivable for investments sold		121,002,802
Receivable for shares sold		4,929,741
Receivable for foreign exchange contracts		288,937
TOTAL ASSETS		8,353,069,758
Liabilities:
Securities sold short, at value (proceeds $2,494,876)	$3,944,000
Payable for investments purchased	100,566,567
Payable for shares redeemed	11,048,709
Payable for foreign exchange contracts	365,119
Payable for collateral due to broker for securities lending	1,683,052,785
Payable for limited partnership commitments	2,500,000
Payable for capital gains taxes withheld	2,873,849
Payable for Directors'/Trustees' fees	30,290
Payable for distribution services fee (Note 5)	1,662,782
Payable for shareholder services fee (Note 5)	3,533,197
Accrued expenses	2,423,724
TOTAL LIABILITIES		1,812,001,022
Net assets for 1,564,591,203 shares outstanding		$6,541,068,736
Net Assets Consist of:
Paid-in capital		$6,589,236,990
Net unrealized appreciation of investments, short sales and translation of assets and liabilities in foreign currency		951,464,349
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(1,004,157,776)
Undistributed net investment income		4,525,173
TOTAL NET ASSETS		$6,541,068,736
  Annual Shareholder Report
  20

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,153,443,172 ÷ 509,870,011 shares outstanding), no par value, unlimited shares authorized	$4.22
Offering price per share (100/94.50 of $4.22)	$4.47
Redemption proceeds per share	$4.22
Class B Shares:
Net asset value per share ($562,617,859 ÷ 140,810,509 shares outstanding), no par value, unlimited shares authorized	$4.00
Offering price per share	$4.00
Redemption proceeds per share (94.50/100 of $4.00)	$3.78
Class C Shares:
Net asset value per share ($656,085,986 ÷ 164,139,383 shares outstanding), no par value, unlimited shares authorized	$4.00
Offering price per share	$4.00
Redemption proceeds per share (99.00/100 of $4.00)	$3.96
Class K Shares:
Net asset value per share ($3,168,921,719 ÷ 749,771,300 shares outstanding), no par value, unlimited shares authorized	$4.23
Offering price per share	$4.23
Redemption proceeds per share (99.80/100 of $4.23)	$4.22
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  21

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $23,381,382 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $684,021)		$81,946,288
Interest (including income on securities loaned of $10,329,969)		29,055,636
TOTAL INCOME		111,001,924
Expenses:
Investment adviser fee (Note 5)	$86,377,545
Administrative personnel and services fee (Note 5)	4,705,832
Custodian fees	1,513,468
Transfer and dividend disbursing agent fees and expenses — Class A Shares	3,517,193
Transfer and dividend disbursing agent fees and expenses — Class B Shares	1,003,573
Transfer and dividend disbursing agent fees and expenses — Class C Shares	1,116,577
Transfer and dividend disbursing agent fees and expenses — Class K Shares	5,540,212
Directors'/Trustees' fees	80,310
Auditing fees	36,600
Legal fees	89,926
Portfolio accounting fees	208,401
Distribution services fee — Class A Shares (Note 5)	4,948,274
Distribution services fee — Class B Shares (Note 5)	4,199,368
Distribution services fee — Class C Shares (Note 5)	4,692,397
Distribution services fee — Class K Shares (Note 5)	14,483,518
Shareholder services fee — Class A Shares (Note 5)	4,847,607
Shareholder services fee — Class B Shares (Note 5)	1,399,789
Shareholder services fee — Class C Shares (Note 5)	1,555,200
Shareholder services fee — Class K Shares (Note 5)	7,169,609
Account administration fee — Class A Shares	25,216
Account administration fee — Class C Shares	2,504
Account administration fee — Class K Shares	8,195
Share registration costs	101,822
Printing and postage	588,545
Insurance premiums	10,576
Miscellaneous	90,432
TOTAL EXPENSES	148,312,689
  Annual Shareholder Report
  22

  Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(9,092,373)
Waiver of administrative personnel and services fee (Note 5)	(92,968)
Waiver of distribution services fee — Class A Shares (Note 5)	(2,276,864)
Waiver of distribution services fee — Class C Shares (Note 5)	(427,707)
Waiver of distribution services fee — Class K Shares (Note 5)	(11,012,663)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(391,618)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(92,251)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(23,386,444)
Net expenses			$124,926,245
Net investment income (loss)			(13,924,321)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Written Options, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $47,747,236 on sale of investments in affiliated issuers (Note 5) and foreign taxes withheld of $2,873,849)			(905,955,137)
Net realized loss on short sales			(5,219,982)
Net realized gain on written options			10,750,131
Net realized gain on futures contracts			14,946,805
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			1,499,745,944
Net change in unrealized depreciation of short sales			(1,449,124)
Net realized and unrealized gain on investments, short sales, written options, futures contracts and foreign currency transactions			612,818,637
Change in net assets resulting from operations			$598,894,316
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  23

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(13,924,321)	$(67,661,405)
Net realized loss on investments, short sales, written options, futures contracts and foreign currency transactions	(885,478,183)	(31,706,262)
Net change in unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	1,498,296,820	(4,545,366,165)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	598,894,316	(4,644,733,832)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(333,645,193)
Class B Shares	—	(126,008,696)
Class C Shares	—	(115,952,763)
Class K Shares	—	(485,667,675)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,061,274,327)
Share Transactions:
Proceeds from sale of shares	781,547,383	1,497,569,175
Net asset value of shares issued to shareholders in payment of distributions declared	—	965,376,844
Cost of shares redeemed	(1,408,747,444)	(1,959,713,944)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(627,200,061)	503,232,075
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 11)	82,951	319,004
Change in net assets	(28,222,794)	(5,202,457,080)
Net Assets:
Beginning of period	6,569,291,530	11,771,748,610
End of period (including undistributed net investment income/accumulated net investment income (loss) of $4,525,173 and $(975,427), respectively)	$6,541,068,736	$6,569,291,530
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  24

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
  25

  conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report
  26

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  Annual Shareholder Report
  27

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Futures Contracts

  The Fund may purchase and sell financial futures contracts to enhance yield, manage cash flows and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  At October 31, 2009, the Fund had no outstanding futures contracts.

  Foreign Exchange Contracts

  The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

  Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Annual Shareholder Report
  28

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Option Contracts

  The Fund may buy or sell put and call options to obtain premiums from the sale of derivative contracts, realize gains from trading a derivative contract, or hedge against potential losses. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

  The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	—	$ —
Contracts written	589,401,982	15,907,939
Contracts bought back	589,401,982	15,907,939
Outstanding at October 31, 2009	—	$ —

  At October 31, 2009, the Fund had no outstanding written option contracts.

  Annual Shareholder Report
  29

  Securities Lending

  The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

  As of October 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,571,541,712	$1,683,052,785

  Short Sales

  The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2009, the Fund had a net realized loss on short sales of $5,219,982.

  Short Sales outstanding at period end are listed after the Fund's Portfolio of Investments.

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Annual Shareholder Report
  30

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$580,812	$5,936,545
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999	—
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	—
Conceptus, Inc.	8/11/2005	4,500,000	10,962,500
Conceptus, Inc.	4/10/2001	5,000,000	12,528,576
Cortek, Inc.	2/29/2000	—	—
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	—	—
Cortex, Inc., Pfd., Series D	6/18/2001	—	—
Denovo Ventures I LP	3/9/2000	3,332,145	3,034,000
Endologix, Inc.	12/8/2003-7/30/2009	29,380,119	32,917,913
Expand Networks Ltd.	9/22/2000	2,500,000	—
FA Private Equity Fund IV LP	3/4/2002	690,660	856,906
Infrastructure Fund	8/11/2000	410,088	20,555
Latin Healthcare Fund	11/28/2000	—	940,831
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	—
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Leadscope LLC, Class A & B	6/30/2000	712,054	—
Peachtree Open Networks	10/5/2000	892,599	—
Peachtree Velquest	9/14/2000	494,382	—
Rocket Ventures II	7/20/1999	10,015,342	—
Sensable Technologies, Inc. (Bridge Loan)	12/16/2003	401,118	100,279
Sensable Technologies, Inc.	10/15/2004	—	—
Venworks	1/6/2000	5,000,000	—
  Annual Shareholder Report
  31

  Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$288,937	Payable for foreign exchange contracts	$365,119

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Option Contracts	Futures	Forward Currency Contracts	Total
Equity contracts	$21,182,721	$14,946,805	$ —	$36,129,526
Foreign exchange contracts	—	—	359,828	359,828
Total	$21,182,721	$14,946,805	$359,828	$36,489,354
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$ —	$(196,213)	$(196,213)
Equity contracts	(59,530,248)	—	(59,530,248)
Total	$(59,530,248)	$(196,213)	$(59,726,461)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report
  32

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	129,793,261	$486,148,491	155,726,508	$858,694,230
Shares issued to shareholders in payment of distributions declared	—	—	47,419,878	289,259,872
Shares redeemed	(187,402,355)	(682,429,197)	(166,073,383)	(874,880,670)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(57,609,094)	$(196,280,706)	37,073,003	$273,073,432
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,179,498	$28,618,485	12,608,818	$67,138,655
Shares issued to shareholders in payment of distributions declared	—	—	19,888,456	116,148,582
Shares redeemed	(47,455,866)	(164,665,568)	(54,173,140)	(274,630,943)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(39,276,368)	$(136,047,083)	(21,675,866)	$(91,343,706)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	25,317,394	$88,656,699	45,747,396	$244,165,700
Shares issued to shareholders in payment of distributions declared	—	—	15,150,558	88,479,262
Shares redeemed	(56,803,525)	(193,749,224)	(49,853,868)	(247,587,025)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,486,131)	$(105,092,525)	11,044,086	$85,057,937
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	48,539,071	$178,123,708	59,305,047	$327,570,590
Shares issued to shareholders in payment of distributions declared	—	—	77,166,652	471,489,128
Shares redeemed	(100,648,477)	(367,903,455)	(106,802,101)	(562,615,306)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(52,109,406)	$(189,779,747)	29,669,598	$236,444,412
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(180,480,999)	$(627,200,061)	56,110,821	$503,232,075
  Annual Shareholder Report
  33

  Redemption Fee

  The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2009, redemption fees of $448,895 were allocated to cover the cost of redemptions. For the year ended October 31, 2008, redemption fees of $664,418 were allocated to cover the cost of redemptions.

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership adjustments, defaulted interest, expiration of capital loss carryforwards, reclassification for regulatory settlement proceeds and discount accretion/premium amortization on debt securities.

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(15,639,943)	$19,424,921	$(3,784,978)

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$ —	$270,508,444
Long-term capital gains	$ —	$790,765,883
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,471,367
Net unrealized appreciation	$849,711,502
Capital loss carryforwards	$(908,351,123)
  Annual Shareholder Report
  34

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership adjustments, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, defaulted interest and discount accretion/premium amortization on debt securities.

  At October 31, 2009, the cost of investments for federal tax purposes was $7,362,991,858. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation/appreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and short sales was $853,511,123. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,249,119,492 and net unrealized depreciation from investments for those securities having an excess of cost over value of $395,608,369.

  At October 31, 2009, the Fund had a capital loss carryforward of $908,351,123, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$18,502,576
2017	$889,848,547

  Capital loss carryforwards of $15,557,130 expired during the year ended October 31, 2009.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $7,270,124 of its fee.

  Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $71,223,590.

  Annual Shareholder Report
  35

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $92,968 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $13,717,234 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $5,470,892 of fees paid by the Fund.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $200,654 in sales charges from the sale of Class A Shares. FSC also retained $16,739 of CDSC relating to redemptions of Class A Shares and $41,732 relating to redemptions of Class C Shares.

  Annual Shareholder Report
  36

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,955 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $391,618 of shareholder services fees. For the year ended October 31, 2009, FSSC received $3,746,686 of fees paid by the Fund.

  Commitments and Contingencies

  In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2009, the Fund had total commitments to limited partnerships and limited liability companies of $45,173,400; of this amount, $41,214,996 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,958,404.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,063,469 and $10,611,106, respectively.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Annual Shareholder Report
  37

  Transactions with Affiliated Companies and Affiliated Holdings

  An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2009, were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Alkermes, Inc.	5,000,000	7,057,000	—	12,057,000	$96,094,290	$ —
Alleghany Corp., Conv. Pfd.	173,200	—	173,200	—	—	1,976,351
Arena Pharmaceuticals, Inc.	8,000,000	7,995,037	6,144,237	9,850,800	34,773,324	—
Auxilium Pharmaceutical, Inc.	3,000,000	507,017	200,000	3,307,017	104,038,755	—
Brasil Brokers Participacoes	4,885,000	3,833,450	—	8,718,450	30,189,910	93,326
CardioNet, Inc.	1,499,989	473,400	1,973,389	—	—	—
CETIP SA	—	17,903,500	—	17,903,500	119,925,806	—
Chimera Investment Corp.	14,636,000	44,208,267	6,244,267	52,600,000	183,574,000	12,453,056
Conceptus, Inc.	600,000	—	—	600,000	10,524,000	—
Conceptus, Inc.	3,634,700	—	—	3,634,700	63,752,638	—
Conceptus, Inc.	714,286	—	—	714,286	12,528,576	—
Cubist Pharmaceuticals, Inc.	2,955,039	4,444,961	400,000	7,000,000	118,580,000	—
Cyclacel Pharmaceuticals, Inc.	1,275,467	—	1,275,467	—	—	—
Dexcom, Inc.	—	4,916,800	—	4,916,800	33,729,248	—
Dyax Corp.	6,500,000	4,855,088	—	11,355,088	35,654,976	—
Endologix, Inc.	4,046,250	2,869,278	—	6,915,528	32,917,913	—
Epigenomics AG	5,081,706	—	233,942	4,847,764	21,291,255	—
Insulet Corp.	2,545,895	304,105	—	2,850,000	31,635,000	—
IPC The Hospitalist Co., Inc.	875,000	—	875,000	—	—	—
Isis Pharmaceuticals, Inc.	2,810,995	4,069,762	—	6,880,757	87,179,191	—
MBF Healthcare Acquisition Corp.	1,852,200	—	1,852,200	—	—	—
National CineMedia, Inc.	1,900,000	554,347	95,588	2,358,759	37,740,144	1,477,157
Neurocrine Biosciences, Inc.	3,900,000	—	1,504,267	2,395,733	5,318,527	—
Orthovita, Inc.	776,280	4,272,932	49,212	5,000,000	17,500,000	—
OSI Pharmaceuticals, Inc.	3,500,000	100,000	100,000	3,500,000	112,770,000	—
  Annual Shareholder Report
  38

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Pharmacyclics, Inc.	—	3,460,000	—	3,460,000	$6,747,000	$ —
Progenics Pharmaceuticals, Inc.	3,000,000	1,700,000	—	4,700,000	19,693,000	—
RADWARE Ltd.	1,070,000	—	—	1,070,000	12,379,900	—
Repligen Corp.	1,000,000	1,791,203	—	2,791,203	13,621,071	—
Restoque Comercio e Confeccoes de Roupas SA	12,156,700	—	159,162	11,997,538	27,923,425	1,475,777
Solera Holdings, Inc.	3,556,267	—	3,556,267	—	—	—
TNS, Inc.	1,523,200	487,900	—	2,011,100	56,833,686	—
Two Harbors Investment Co.	—	3,000,000	—	3,000,000	29,070,000	—
Vical, Inc.	1,696,945	6,041,875	—	7,738,820	23,835,565	—
TOTAL OF AFFILIATED COMPANIES	104,165,119	124,845,922	24,836,198	204,174,843	$1,379,821,200	$17,475,667

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $1,822,249. Transactions with affiliated holdings during the year ended October 31, 2009, were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	243,685,058	55,665,720	299,350,778	—	$ —	$91,065
Prime Value Obligations Fund, Institutional Shares	1,229,775,082	10,427,614,960	9,881,833,169	1,775,556,873	1,775,556,873	5,814,650
TOTAL OF AFFILIATED HOLDINGS	1,473,460,140	10,483,280,680	10,181,183,947	1,775,556,873	$1,775,556,873	$5,905,715
  Annual Shareholder Report
  39

  6. EXPENSE Reduction

  The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $92,251 under these arrangements.

  7. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$5,124,218,218
Sales	$5,111,692,867

  8. CONCENTRATION OF RISK

  The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

  At October 31, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	75.6%
Brazil	8.3%
Bermuda	3.3%
India	3.3%
Cayman Islands	1.7%
Canada	1.3%
Ireland	1.2%
Hong Kong	0.8%
Taiwan	0.6%
Chile	0.5%
Japan	0.4%
Denmark	0.3%
United Kingdom	0.3%
Indonesia	0.2%
Belgium	0.2%
Israel	0.2%
China	0.1%
Switzerland	0.0%[1]
1	Represents less than 0.1%.
  Annual Shareholder Report
  40

  9. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  10. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  11. REGULATORY SETTLEMENT PROCEEDS

  The Fund received $82,951 and $319,004 for the years ended October 31, 2009 and 2008, respectively, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

  12. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these Annual Shareholder Report
  41

  lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  13. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Annual Shareholder Report
  42

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Fund:

  We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Fund (the “Fund”), one of the portfolios constituting Federated Equity Funds, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

  Annual Shareholder Report
  43

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  44

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  47

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
  Annual Shareholder Report
  48

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Kaufmann Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

  During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  49

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
  50

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group. More specifically, the Fund's performance has been significantly and consistently above median over the longer term.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board Annual Shareholder Report
  51

  considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and, as noted earlier, that the Fund has also been significantly and consistently above median in its investment performance over the longer term. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

  Annual Shareholder Report
  52

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  53

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  54

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Kaufmann Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 314172644

  26851 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Kaufmann Large Cap Fund

  Established 2007

  A Portfolio of Federated Equity Funds

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Class A Shares
  Class C Shares
  Class K Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Class A Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$6.88	$10.00
Income From Investment Operations:
Net investment income	0.05[2]	0.03[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.78	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.83	(3.12)
Less Distributions:
Distributions from net investment income	(0.02)	—
Net Asset Value, End of Period	$8.69	$6.88
Total Return[3]	26.68%	(31.20)%
Ratios to Average Net Assets:
Net expenses	1.50%[4]	1.50%[5]
Net investment income	0.67%	0.37%[5]
Expense waiver/reimbursement[6]	1.26%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$60,203	$31,156
Portfolio turnover	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.50% for the year ended October 31, 2009 after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Financial Highlights - Class C Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$6.85	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	(0.04)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.76	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	1.75	(3.15)
Net Asset Value, End of Period	$8.60	$6.85
Total Return[3]	25.55%	(31.50)%
Ratios to Average Net Assets:
Net expenses	2.32%[4]	2.33%[5]
Net investment loss	(0.12)%	(0.46)%[5]
Expense waiver/reimbursement[6]	1.19%	1.82%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,721	$16,307
Portfolio turnover	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.31% for the year ended October 31, 2009 after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  2

  Financial Highlights - Class K Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$6.87	$10.00
Income from Investment Operations:
Net investment income (loss)	0.01[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.78	(3.12)
TOTAL FROM INVESTMENT OPERATIONS	1.79	(3.13)
Less Distributions:
Distributions from net investment income	(0.03)	—
Net Asset Value, End of Period	$8.63	$6.87
Total Return[3]	26.12%	(31.30)%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[5]
Net investment income (loss)	0.06%	(0.08)%[5]
Expense waiver/reimbursement[6]	1.14%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$332	$2
Portfolio turnover	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.95% for the year ended October 31, 2009 after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  3

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  4

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,218.80	$8.39
Class C Shares	$1,000	$1,213.00	$12.83
Class K Shares	$1,000	$1,212.10	$10.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class C Shares	$1,000	$1,013.61	$11.67
Class K Shares	$1,000	$1,015.38	$9.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.30%
Class K Shares	1.95%

  Annual Shareholder Report

  5

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (unaudited)

  Federated Kaufmann Large Cap Fund's Class A Shares, Class C Shares and Class K Shares produced total returns of 26.68%, 25.55% and 26.12%, respectively, based on net asset value for the reporting period ended October 31, 2009. The Fund's benchmark, the Russell 1000 Growth Index (R1000G)1 had a total return of 17.51% for the reporting period and the Lipper Large Cap Growth Funds Index (LLCGFI)2 had a total return of 16.91%. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R1000G.

  MARKET OVERVIEW

  The stock market as a whole posted strong positive returns during the latter portion of the reporting period. The global financial crisis continued throughout the period but in March the Standard & Poor's 500 Index (S&P 500)3 bottomed and began a 50% plus rally. Mid-cap stocks performed best during the period followed by large-cap stocks and then small-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

  The reporting period began with economies across the world slowing as credit contracted. In response to the credit crisis, the Federal Reserve, as well as many other countries, cut their discount and federal funds target rates several times at the beginning of the reporting period and maintained them at their lowest levels. The end of the reporting period was marked by a light at the end of the tunnel with some positive economic data on housing, productivity, corporate profits and trade finally appearing.

1	The R1000G measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made directly in an index.
2	The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category. The Index is not adjusted to reflect any sales charges. Investments cannot be made directly in an index.
3	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
  Annual Shareholder Report
  6

  The strongest sectors in the R1000G during the period were Information Technology (+31%), Consumer Discretionary (+25%) and Materials (+21%). The weakest sectors were Health Care (+8%), Utilities (+9%) and Industrials (+9%).

  FUND PERFORMANCE

  The Fund outperformed its respective peer average and benchmark index over the reporting period. The Fund's performance was driven primarily by bottom-up stock selection. Five of the Fund's top 10 contributing companies across multiple sectors each returned over 60% during the reporting period. Specifically Housing Development Finance (+114%), Ingersol-Rand (+114%), Schering Plough Corp (+99%), Cummins Engine Inc. (+71%) and Precision Castparts (+60%) all contributed strongly to performance. In addition, Lennar Corp. (+40%), Bharti Airtel Ltd. (+56%), Goldman Sachs (+49%), Best Buy (+45%) and Anheiser-Busch Inbev (+35%) were among the Fund's top 10 contributing companies.

  The sectors that underperformed were Energy, Financials, Industrials, Information Technology and Materials. Six of the Fund's most laggard companies were in these sectors: Wells Fargo (-16%); Southwest Airlines (-25%); Delta Airlines (-33%); MEMC Electronics (-32%); General Electric (-15%); and Cemex (-30%), each detracted from performance. Additional laggards included: iShares Russell 1000 Growth Index (-14%); Merck & Co. (-26%); and Abbott Labs (-13%). While it is interesting to know how specific stocks performed during the reporting period, the success of these holdings will not be known until they are sold, typically over longer periods.

  The sector exposures that resulted from the bottom-up investment process may provide some additional insight into the relative performance of the Fund. The Fund's underweight in Information Technology and the Fund's overweight in the Industrials and Materials sectors relative to the benchmark negatively affected performance. The Fund's performance was negatively impacted by the Fund's high cash position which ranged as high as 20.7% (5.9% average) during the reporting period.

  Annual Shareholder Report
  7

  GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Class A Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2009 compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	19.72%
Start of Performance (12/5/2007)	-9.68%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G and the LLCGFI are not adjusted to reflect expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G and the LLCGFI are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable sales charges.
  Annual Shareholder Report
  8

  GROWTH OF A $10,000 INVESTMENT  -  CLASS C SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Class C Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2009 compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	24.55%
Start of Performance (12/5/2007)	-7.62%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G and the LLCGFI are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G and the LLCGFI are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
  Annual Shareholder Report
  9

  GROWTH OF A $10,000 INVESTMENT  -  CLASS K SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Class K Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2009 compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	26.12%
Start of Performance (12/5/2007)	-7.24%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G and the LLCGFI are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G and the LLCGFI are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.
  Annual Shareholder Report
  10

  Portfolio of Investments Summary Table (unaudited)

  At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	21.4%
Industrials	20.5%
Information Technology	17.3%
Consumer Discretionary	12.8%
Materials	9.4%
Health Care	5.2%
Consumer Staples	2.8%
Energy	2.7%
Telecommunication Services	2.1%
Utilities	1.1%
Cash Equivalents[2]	0.6%
Other Assets and Liabilities — Net[3]	4.1%
Total	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report
  11

  Portfolio of Investments

  October 31, 2009

Principal Amount or Shares			Value
		Common Stocks – 90.9%
		Consumer Discretionary – 10.9%
60,250		Best Buy Co., Inc.	2,300,345
42,100	[1]	Kohl's Corp.	2,408,962
309,800		Lennar Corp., Class A	3,903,480
63,300		TJX Cos., Inc.	2,364,255
750,000	[1]	Wynn Macau Ltd.	967,717
		TOTAL	11,944,759
		Consumer Staples – 2.8%
64,900		Anheuser-Busch InBev NV	3,050,034
		Energy – 2.7%
119,100		Chesapeake Energy Corp.	2,917,950
		Financials – 21.4%
69,800		American Express Co.	2,431,832
450,400	[1]	CETIP SA	3,016,985
16,000		Goldman Sachs Group, Inc.	2,722,720
62,500		Housing Development Finance Corp. Ltd.	3,452,481
46,600		ICICI Bank Ltd., ADR	1,465,570
89,242		J.P. Morgan Chase & Co.	3,727,638
87,100		Morgan Stanley	2,797,652
136,460		Wells Fargo & Co.	3,755,379
		TOTAL	23,370,257
		Health Care – 5.2%
47,000		Baxter International, Inc.	2,540,820
145,300		Bristol-Myers Squibb Co.	3,167,540
		TOTAL	5,708,360
		Industrials – 20.5%
45,600		C.H. Robinson Worldwide, Inc.	2,513,016
62,650		Cummins, Inc.	2,697,709
43,900		FedEx Corp.	3,191,091
31,450		Kuehne & Nagel International AG	2,846,574
35,200		Precision Castparts Corp.	3,362,656
61,900	[1]	Ryanair Holdings PLC, ADR	1,688,013
233,100		Southwest Airlines Co.	1,958,040
149,000	[1]	Verisk Analytics, Inc.	4,087,070
		TOTAL	22,344,169
  Annual Shareholder Report
  12

		Information Technology – 17.3%
14,200	[1]	Apple, Inc.	2,676,700
336,600	[1]	Cia Brasileira de Meios de Pagamentos	3,085,882
115,600	[1]	Cisco Systems, Inc.	2,641,460
105,300	[1]	MEMC Electronic Materials, Inc.	1,307,826
5,600		Nintendo Corp. Ltd.	1,428,005
123,400	[1]	Oracle Corp.	2,603,740
165,400	[1]	Redecard SA	2,455,274
152,600	[1]	Symantec Corp.	2,682,708
		TOTAL	18,881,595
		Materials – 8.0%
87,000		Barrick Gold Corp.	3,125,910
268,000		Cemex S.A. de C.V., ADR	2,781,840
64,200		Ecolab, Inc.	2,822,232
		TOTAL	8,729,982
		Telecommunication Services – 2.1%
51,950	[1]	America Movil S.A.B. de C.V., Class L, ADR	2,292,554
		TOTAL COMMON STOCKS (IDENTIFIED COST $93,201,842)	99,239,660
		Corporate Bond – 1.9%
		Consumer Discretionary – 1.9%
$2,743,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,412,645)	2,116,247
		Corporate Note – 1.4%
		Materials – 1.4%
1,240,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,240,000)	1,485,346
		Preferred Stock – 1.1%
		Utilities – 1.1%
25,500	[1]	FPL Group, Inc., Pfd. (IDENTIFIED COST $1,255,875)	1,243,125
		Mutual Fund – 0.6%
599,268	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	599,268
		TOTAL INVESTMENTS-95.9% (IDENTIFIED COST $97,709,630)[4]	104,683,646
		OTHER ASSETS AND LIABILITIES - NET — 4.1%[5]	4,502,530
		TOTAL NET ASSETS — 100%	$109,186,176

  Annual Shareholder Report

  13

    At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
11/2/2009	103,360 Euros	$153,024	$915
    Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Annual Shareholder Report
  14

      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$68,825,947	$ —	$ —	$68,825,947
International	24,332,224	7,324,614	—	31,656,838
Debt Securities:
Corporate Bond	—	2,116,247	—	2,116,247
Corporate Note	—	1,485,346	—	1,485,346
Mutual Fund	599,268	—	—	599,268
TOTAL SECURITIES	$93,757,439	$10,926,207	$ —	$104,683,646
OTHER FINANCIAL INSTRUMENTS*	$915	$ —	$ —	$915
*	Other financial instruments include foreign exchange contracts.
      The following acronym is used throughout this portfolio:
      ADR — American Depositary Receipt
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    15

    Statement of Assets and Liabilities

    October 31, 2009

Assets:
Total investments in securities, at value including $599,268 of investments in an affiliated issuer (Note 5) (identified cost $97,709,630)		$104,683,646
Income receivable		128,235
Receivable for investments sold		4,220,368
Receivable for shares sold		944,335
Receivable for foreign exchange contracts		915
TOTAL ASSETS		109,977,499
Liabilities:
Payable for shares redeemed	$345,645
Payable for capital gains taxes withheld	278,118
Payable for auditing fees	36,600
Payable for portfolio accounting fees	35,791
Payable for distribution services fee (Note 5)	21,857
Payable for shareholder services fee (Note 5)	41,286
Accrued expenses	32,026
TOTAL LIABILITIES		791,323
Net assets for 12,593,501 shares outstanding		$109,186,176
Net Assets Consist of:
Paid-in capital		$112,246,921
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		6,974,123
Accumulated net realized loss on investments and foreign currency transactions		(10,049,497)
Undistributed net investment income		14,629
TOTAL NET ASSETS		$109,186,176
    Annual Shareholder Report
    16

    Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($15,930,779 ÷ 1,825,682 shares outstanding), no par value, unlimited shares authorized	$8.73
Offering price per share	$8.73
Redemption proceeds per share	$8.73
Class A Shares:
Net asset value per share ($60,202,536 ÷ 6,925,574 shares outstanding), no par value, unlimited shares authorized	$8.69
Offering price per share (100/94.50 of $8.69)	$9.20
Redemption proceeds per share	$8.69
Class C Shares:
Net asset value per share ($32,720,582 ÷ 3,803,722 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share (99.00/100 of $8.60)	$8.51
Class K Shares:
Net asset value per share ($332,279 ÷ 38,523 shares outstanding), no par value, unlimited shares authorized	$8.63
Offering price per share	$8.63
Redemption proceeds per share	$8.63
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    17

    Statement of Operations

    Year Ended October 31, 2009

Investment Income:
Dividends (including $42,794 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $3,133)		$1,240,680
Interest		290,771
TOTAL INCOME		1,531,451
Expenses:
Investment adviser fee (Note 5)	$1,000,714
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	25,646
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	12,635
Transfer and dividend disbursing agent fees and expenses — Class A Shares	76,368
Transfer and dividend disbursing agent fees and expenses — Class C Shares	43,889
Transfer and dividend disbursing agent fees and expenses — Class K Shares	394
Directors'/Trustees' fees	1,591
Auditing fees	52,000
Legal fees	7,752
Portfolio accounting fees	103,963
Distribution services fee — Class C Shares (Note 5)	171,562
Distribution services fee — Class K Shares (Note 5)	540
Shareholder services fee — Class A Shares (Note 5)	93,536
Shareholder services fee — Class C Shares (Note 5)	57,188
Share registration costs	104,737
Printing and postage	43,479
Insurance premiums	1,957
Miscellaneous	9,886
TOTAL EXPENSES	2,077,837
    Annual Shareholder Report
    18

    Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(775,461)
Waiver of administrative personnel and services fee (Note 5)	(54,296)
Waiver of distribution services fee — Class C Shares (Note 5)	(10)
Waiver of distribution services fee — Class K Shares (Note 5)	(63)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(185)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(28,507)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(651)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(3,187)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(862,360)
Net expenses			$1,215,477
Net investment income			315,974
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including foreign taxes withheld of $390,817)			(6,553,125)
Net realized gain on written options			88,760
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			22,926,792
Net realized and unrealized gain on investments, written options and foreign currency transactions			16,462,427
Change in net assets resulting from operations			$16,778,401
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    19

    Statement of Changes in Net Assets

	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$315,974	$32,113
Net realized gain (loss) on investments, written options and foreign currency transactions	(6,464,365)	(3,791,896)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	22,926,792	(15,952,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,778,401	(19,712,452)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(34,222)	—
Class A Shares	(97,124)	—
Class K Shares	(119)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(131,465)	—
Share Transactions:
Proceeds from sale of shares	67,130,420	76,913,035
Net asset value of shares issued to shareholders in payment of distributions declared	111,697	—
Cost of shares redeemed	(24,614,521)	(7,288,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	42,627,596	69,624,096
Change in net assets	59,274,532	49,911,644
Net Assets:
Beginning of period	49,911,644	—
End of period (including undistributed net investment income of $14,629 and $71,144, respectively)	$109,186,176	$49,911,644
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    20

    Notes to Financial Statements

    October 31, 2009

    1. ORGANIZATION

    Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund, effective December 3, 2007, offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Institutional Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Shares of other mutual funds are valued based upon their reported NAVs.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report
    21

    type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Repurchase Agreements

    It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

    Annual Shareholder Report
    22

    With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

    The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

    Investment Income, Gains and Losses, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Premium and Discount Amortization

    All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

    The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

    Annual Shareholder Report
    23

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Foreign Exchange Contracts

    The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

    Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

    Foreign Currency Translation

    The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Option Contracts

    The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or Annual Shareholder Report
    24

    closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

    The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	—	$ —
Contracts written	5,800,000	137,650
Contracts bought back	(5,800,000)	(137,650)
Outstanding at October 31, 2009	—	$ —

    Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$915	—	$ —

    The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$139,098	$(22,100)	$116,998
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$915
    Annual Shareholder Report
    25

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. SHARES OF BENEFICIAL INTEREST

    The following tables summarize share activity:

	Year Ended 10/31/09		Period Ended 10/31/08[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,648,086	$11,540,740	366,559	$2,986,589
Shares issued to shareholders in payment of distributions declared	5,201	33,907	—	—
Shares redeemed	(182,139)	(1,444,097)	(12,025)	(111,343)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,471,148	$10,130,550	354,534	$2,875,246
	Year Ended 10/31/09		Period Ended 10/31/08[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,164,199	$39,815,480	5,149,971	$49,053,817
Shares issued to shareholders in payment of distributions declared	11,931	77,671	—	—
Shares redeemed	(2,777,438)	(18,310,126)	(623,089)	(5,172,000)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,398,692	$21,583,025	4,526,882	$43,881,817
	Year Ended 10/31/09		Period Ended 10/31/08[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,106,276	$15,425,563	2,625,254	$24,869,902
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(684,595)	(4,817,632)	(243,213)	(2,005,596)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,421,681	$10,607,931	2,382,041	$22,864,306
    Annual Shareholder Report
    26

	Year Ended 10/31/09		Period Ended 10/31/08[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	43,499	$348,637	286	$2,727
Shares issued to shareholders in payment of distributions declared	18	119	—	—
Shares redeemed	(5,280)	(42,666)	—	—
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	38,237	$306,090	286	$2,727
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,329,758	$42,627,596	7,263,743	$69,624,096
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

    4. FEDERAL TAX INFORMATION

    The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, realized capital gains tax and discount accretion/premium amortization on debt securities.

    For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(241,024)	$241,024

    Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$131,465	$ —

    As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$34,661
Net unrealized appreciation	$5,211,332
Capital loss carryforwards	$(8,306,738)

    The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales and discount accretion/premium amount amortization on debt securities.

    Annual Shareholder Report
    27

    At October 31, 2009, the cost of investments for federal tax purposes was $99,194,303. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in outstanding foreign exchange contracts was $5,489,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,861,704 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,372,361.

    At October 31, 2009, the Fund had a capital loss carryforward of $8,306,738, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$3,186,204
2017	$5,120,534

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $771,428 of its fee. In addition, an affiliate of the Adviser reimbursed $29,158 of transfer and dividend disbursing agent fees and expenses.

    Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $825,151.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
    Annual Shareholder Report
    28

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
    October 31, 2009, the net fee paid to FAS was 0.307% of average daily net assets of the Fund. FAS waived $54,296 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

    Distribution Services Fee

    The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

    Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $73 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $82,965 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

    Sales Charges

    Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $20,768 in sales charges from the sale of Class A Shares. FSC also retained $190 of CDSC relating to redemptions of Class A Shares and $5,452 relating to redemptions of Class C Shares.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $185 of its fee. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

    Annual Shareholder Report
    29

    Expense Limitation

    The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

    Interfund Transactions

    During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,835,488 and $820,128, respectively.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    Transactions with Affiliated Companies

    Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $4,033. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	429,133	83,591,918	83,421,783	599,268	$599,268	$42,794

    6. EXPENSE Reduction

    The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $3,187 under these arrangements.

    7. Investment TRANSACTIONS

    Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$153,580,039
Sales	$113,488,920
    Annual Shareholder Report
    30

    8. CONCENTRATION OF RISK

    The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

    9. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

    10. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

    11. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Annual Shareholder Report
    31

    material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    12. Subsequent events

    Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

    13. FEDERAL TAX INFORMATION (UNAUDITED)

    For the fiscal year ended October 31, 2009, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

    Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 100.0% qualify for the dividend received deduction available to corporate shareholders.

    Annual Shareholder Report
    32

    Report of Independent Registered Public Accounting Firm

    TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Large Cap Fund:

    We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Large Cap Fund (the “Fund”), one of the portfolios constituting Federated Equity Funds, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Large Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2009, the results of its operations for the year then ended, and its changes in net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts

    December 24, 2009

    Annual Shareholder Report

    33

    Board of Trustees and Trust Officers

    The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 10 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    34

    INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
    Annual Shareholder Report
    35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
    Annual Shareholder Report
    36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
    Annual Shareholder Report
    37

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
    Annual Shareholder Report
    38

    Evaluation and Approval of Advisory Contract - May 2009

    Federated Kaufmann Large Cap Fund (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

    During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report
    39

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
    40

    With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
    41

    reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
    42

    circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report
    43

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report
    44

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

    This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    Federated Kaufmann Large Cap Fund
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 314172446
    Cusip 314172438
    Cusip 314172420

    39667 (12/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

    Federated Kaufmann Large Cap Fund

    A Portfolio of Federated Equity Funds

    ANNUAL SHAREHOLDER REPORT

    October 31, 2009

    Institutional Shares

    FINANCIAL HIGHLIGHTS
    SHAREHOLDER EXPENSE EXAMPLE
    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
    PORTFOLIO OF INVESTMENTS SUMMARY TABLE
    PORTFOLIO OF INVESTMENTS
    STATEMENT OF ASSETS AND LIABILITIES
    STATEMENT OF OPERATIONS
    STATEMENT OF CHANGES IN NET ASSETS
    NOTES TO FINANCIAL STATEMENTS
    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

    BOARD OF TRUSTEES AND TRUST OFFICERS
    EVALUATION AND APPROVAL OF ADVISORY CONTRACT
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES
    QUARTERLY PORTFOLIO SCHEDULE

    Financial Highlights - Institutional Shares

    (For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Net Asset Value, Beginning of Period	$6.90	$10.00
Income From Investment Operations:
Net investment income	0.07[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.79	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.86	(3.10)
Less Distributions:
Distributions from net investment income	(0.03)	—
Net Asset Value, End of Period	$8.73	$6.90
Total Return[3]	27.13%	(31.00)%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%[5]
Net investment income	0.95%	0.62%[5]
Expense waiver/reimbursement[6]	1.18%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,931	$2,446
Portfolio turnover	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.25% for the year ended October 31, 2009 after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    1

    Shareholder Expense Example (unaudited)

    As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

    ACTUAL EXPENSES

    The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Annual Shareholder Report
    2

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,217.60	$6.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
    Annual Shareholder Report
    3

    Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

    Management's Discussion of Fund Performance (unaudited)

    Federated Kaufmann Large Cap Fund's Institutional Shares produced a total return of 27.13% based on net asset value for the reporting period ended October 31, 2009. The Fund's benchmark, the Russell 1000 Growth Index (R1000G)1 had a total return of 17.51% for the reporting period and the Lipper Large Cap Growth Funds Index (LLCGFI)2 had a total return of 16.91%. The Fund's total return for the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R1000G.

    MARKET OVERVIEW

    The stock market as a whole posted strong positive returns during the latter portion of the reporting period. The global financial crisis continued throughout the period but in March the Standard & Poor's 500 Index (S&P 500)3 bottomed and began a 50% plus rally. Mid-cap stocks performed best during the period followed by large-cap stocks and then small-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

    The reporting period began with economies across the world slowing as credit contracted. In response to the credit crisis, the Federal Reserve, as well as many other countries, cut their discount and federal funds target rates several times at the beginning of the reporting period and maintained them at their lowest levels. The end of the reporting period was marked by a light at the end of the tunnel with some positive economic data on housing, productivity, corporate profits and trade finally appearing.

    The strongest sectors in the R1000G during the period were Information Technology (+31%), Consumer Discretionary (+25%) and Materials (+21%). The weakest sectors were Health Care (+8%), Utilities (+9%) and Industrials (+9%).

1	The R1000G measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investments cannot be made directly in an index.
2	The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund Category. The Index is not adjusted to reflect any sales charges. Investments cannot be made in an index.
3	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
    Annual Shareholder Report
    4

    FUND PERFORMANCE

    The Fund outperformed its respective peer average and benchmark index over the reporting period. The Fund's performance was driven primarily by bottom-up stock selection. Five of the Fund's top 10 contributing companies across multiple sectors each returned over 60% during the reporting period. Specifically Housing Development Finance (+114%), Ingersol-Rand (+114%), Schering Plough Corp. (+99%), Cummins Engine Inc. (+71%) and Precision Castparts. (+60%) all contributed strongly to performance. In addition, Lennar Corp. (+40%), Bharti Airtel Ltd. (+56%), Goldman Sachs (+49%), Best Buy (+45%) and Anheiser-Busch Inbev (+35%) were among the Fund's top 10 contributing companies.

    The sectors that underperformed were Energy, Financials, Industrials, Information Technology and Materials. Six of the Fund's most laggard companies were in these sectors: Wells Fargo (-16%); Southwest Airlines (-25%); Delta Airlines (-33%); MEMC Electronics (-32%); General Electric (-15%); and Cemex (-30%), each detracted from performance. Additional laggards included: iShares Russell 1000 Growth Index (-14%); Merck & Co. (-26%); and Abbott Labs (-13%). While it is interesting to know how specific stocks performed during the reporting period, the success of these holdings will not be known until they are sold, typically over longer periods.

    The sector exposures that resulted from the bottom-up investment process may provide some additional insight into the relative performance of the Fund. The Fund's underweight in Information Technology and the Fund's overweight in the Industrials and Materials sectors relative to the benchmark negatively affected performance. The Fund's performance was negatively impacted by the Fund's high cash position which ranged as high as 20.7% (5.9% average) during the reporting period.

    Annual Shareholder Report
    5

    GROWTH OF A $10,000 INVESTMENT  -  INSTITUTIONAL SHARES

    The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Large Cap Fund (Institutional Shares) (the “Fund”) from December 5, 2007 (start of performance) to October 31, 2009 compared to the Russell 1000 Growth Index (R1000G)2 and the Lipper Large Cap Growth Funds Index (LLCGFI).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	27.13%
Start of Performance (12/5/2007)	-6.64%

    Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and the LLCGFI have been adjusted to reflect reinvestment of dividends on securities in the R1000G and the funds in the LLCGFI.
2	The R1000G and the LLCGFI are not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The LLCGFI represents the composite performance of the 30 largest funds by assets in the Lipper Large Cap Growth Fund category, and is not adjusted to reflect any sales charges. The R1000G and LLCGFI are unmanaged and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.
    Annual Shareholder Report
    6

    Portfolio of Investments Summary Table (unaudited)

    At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	21.4%
Industrials	20.5%
Information Technology	17.3%
Consumer Discretionary	12.8%
Materials	9.4%
Health Care	5.2%
Consumer Staples	2.8%
Energy	2.7%
Telecommunication Services	2.1%
Utilities	1.1%
Cash Equivalents[2]	0.6%
Other Assets and Liabilities — Net[3]	4.1%
Total	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Annual Shareholder Report
    7

    Portfolio of Investments

    October 31, 2009

Principal Amount or Shares			Value
		Common Stocks – 90.9%
		Consumer Discretionary – 10.9%
60,250		Best Buy Co., Inc.	2,300,345
42,100	[1]	Kohl's Corp.	2,408,962
309,800		Lennar Corp., Class A	3,903,480
63,300		TJX Cos., Inc.	2,364,255
750,000	[1]	Wynn Macau Ltd.	967,717
		TOTAL	11,944,759
		Consumer Staples – 2.8%
64,900		Anheuser-Busch InBev NV	3,050,034
		Energy – 2.7%
119,100		Chesapeake Energy Corp.	2,917,950
		Financials – 21.4%
69,800		American Express Co.	2,431,832
450,400	[1]	CETIP SA	3,016,985
16,000		Goldman Sachs Group, Inc.	2,722,720
62,500		Housing Development Finance Corp. Ltd.	3,452,481
46,600		ICICI Bank Ltd., ADR	1,465,570
89,242		J.P. Morgan Chase & Co.	3,727,638
87,100		Morgan Stanley	2,797,652
136,460		Wells Fargo & Co.	3,755,379
		TOTAL	23,370,257
		Health Care – 5.2%
47,000		Baxter International, Inc.	2,540,820
145,300		Bristol-Myers Squibb Co.	3,167,540
		TOTAL	5,708,360
		Industrials – 20.5%
45,600		C.H. Robinson Worldwide, Inc.	2,513,016
62,650		Cummins, Inc.	2,697,709
43,900		FedEx Corp.	3,191,091
31,450		Kuehne & Nagel International AG	2,846,574
35,200		Precision Castparts Corp.	3,362,656
61,900	[1]	Ryanair Holdings PLC, ADR	1,688,013
233,100		Southwest Airlines Co.	1,958,040
149,000	[1]	Verisk Analytics, Inc.	4,087,070
		TOTAL	22,344,169
    Annual Shareholder Report
    8

		Information Technology – 17.3%
14,200	[1]	Apple, Inc.	2,676,700
336,600	[1]	Cia Brasileira de Meios de Pagamentos	3,085,882
115,600	[1]	Cisco Systems, Inc.	2,641,460
105,300	[1]	MEMC Electronic Materials, Inc.	1,307,826
5,600		Nintendo Corp. Ltd.	1,428,005
123,400	[1]	Oracle Corp.	2,603,740
165,400	[1]	Redecard SA	2,455,274
152,600	[1]	Symantec Corp.	2,682,708
		TOTAL	18,881,595
		Materials – 8.0%
87,000		Barrick Gold Corp.	3,125,910
268,000		Cemex S.A. de C.V., ADR	2,781,840
64,200		Ecolab, Inc.	2,822,232
		TOTAL	8,729,982
		Telecommunication Services – 2.1%
51,950	[1]	America Movil S.A.B. de C.V., Class L, ADR	2,292,554
		TOTAL COMMON STOCKS (IDENTIFIED COST $93,201,842)	99,239,660
		Corporate Bond – 1.9%
		Consumer Discretionary – 1.9%
$2,743,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,412,645)	2,116,247
		Corporate Note – 1.4%
		Materials – 1.4%
1,240,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,240,000)	1,485,346
		Preferred Stock – 1.1%
		Utilities – 1.1%
25,500	[1]	FPL Group, Inc., Pfd. (IDENTIFIED COST $1,255,875)	1,243,125
		Mutual Fund – 0.6%
599,268	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	599,268
		TOTAL INVESTMENTS-95.9% (IDENTIFIED COST $97,709,630)[4]	104,683,646
		OTHER ASSETS AND LIABILITIES - NET — 4.1%[5]	4,502,530
		TOTAL NET ASSETS — 100%	$109,186,176

    Annual Shareholder Report

    9

      At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
11/2/2009	103,360 Euros	$153,024	$915
      Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
      Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    Annual Shareholder Report
    10

        The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$68,825,947	$ —	$ —	$68,825,947
International	24,332,224	7,324,614	—	31,656,838
Debt Securities:
Corporate Bond	—	2,116,247	—	2,116,247
Corporate Note	—	1,485,346	—	1,485,346
Mutual Fund	599,268	—	—	599,268
TOTAL SECURITIES	$93,757,439	$10,926,207	$ —	$104,683,646
OTHER FINANCIAL INSTRUMENTS*	$915	$ —	$ —	$915
*	Other financial instruments include foreign exchange contracts.
        The following acronym is used throughout this portfolio:
        ADR — American Depositary Receipt
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      11

      Statement of Assets and Liabilities

      October 31, 2009

Assets:
Total investments in securities, at value including $599,268 of investments in an affiliated issuer (Note 5) (identified cost $97,709,630)		$104,683,646
Income receivable		128,235
Receivable for investments sold		4,220,368
Receivable for shares sold		944,335
Receivable for foreign exchange contracts		915
TOTAL ASSETS		109,977,499
Liabilities:
Payable for shares redeemed	$345,645
Payable for capital gains taxes withheld	278,118
Payable for auditing fees	36,600
Payable for portfolio accounting fees	35,791
Payable for distribution services fee (Note 5)	21,857
Payable for shareholder services fee (Note 5)	41,286
Accrued expenses	32,026
TOTAL LIABILITIES		791,323
Net assets for 12,593,501 shares outstanding		$109,186,176
Net Assets Consist of:
Paid-in capital		$112,246,921
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		6,974,123
Accumulated net realized loss on investments and foreign currency transactions		(10,049,497)
Undistributed net investment income		14,629
TOTAL NET ASSETS		$109,186,176
      Annual Shareholder Report
      12

      Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($15,930,779 ÷ 1,825,682 shares outstanding), no par value, unlimited shares authorized	$8.73
Offering price per share	$8.73
Redemption proceeds per share	$8.73
Class A Shares:
Net asset value per share ($60,202,536 ÷ 6,925,574 shares outstanding), no par value, unlimited shares authorized	$8.69
Offering price per share (100/94.50 of $8.69)	$9.20
Redemption proceeds per share	$8.69
Class C Shares:
Net asset value per share ($32,720,582 ÷ 3,803,722 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share (99.00/100 of $8.60)	$8.51
Class K Shares:
Net asset value per share ($332,279 ÷ 38,523 shares outstanding), no par value, unlimited shares authorized	$8.63
Offering price per share	$8.63
Redemption proceeds per share	$8.63
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      13

      Statement of Operations

      Year Ended October 31, 2009

Investment Income:
Dividends (including $42,794 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $3,133)		$1,240,680
Interest		290,771
TOTAL INCOME		1,531,451
Expenses:
Investment adviser fee (Note 5)	$1,000,714
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	25,646
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	12,635
Transfer and dividend disbursing agent fees and expenses — Class A Shares	76,368
Transfer and dividend disbursing agent fees and expenses — Class C Shares	43,889
Transfer and dividend disbursing agent fees and expenses — Class K Shares	394
Directors'/Trustees' fees	1,591
Auditing fees	52,000
Legal fees	7,752
Portfolio accounting fees	103,963
Distribution services fee — Class C Shares (Note 5)	171,562
Distribution services fee — Class K Shares (Note 5)	540
Shareholder services fee — Class A Shares (Note 5)	93,536
Shareholder services fee — Class C Shares (Note 5)	57,188
Share registration costs	104,737
Printing and postage	43,479
Insurance premiums	1,957
Miscellaneous	9,886
TOTAL EXPENSES	2,077,837
      Annual Shareholder Report
      14

      Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(775,461)
Waiver of administrative personnel and services fee (Note 5)	(54,296)
Waiver of distribution services fee — Class C Shares (Note 5)	(10)
Waiver of distribution services fee — Class K Shares (Note 5)	(63)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(185)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(28,507)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(651)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(3,187)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(862,360)
Net expenses			$1,215,477
Net investment income			315,974
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including foreign taxes withheld of $390,817)			(6,553,125)
Net realized gain on written options			88,760
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			22,926,792
Net realized and unrealized gain on investments, written options and foreign currency transactions			16,462,427
Change in net assets resulting from operations			$16,778,401
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      15

      Statement of Changes in Net Assets

	Year Ended 10/31/2009	Period Ended 10/31/2008[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$315,974	$32,113
Net realized gain (loss) on investments, written options and foreign currency transactions	(6,464,365)	(3,791,896)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	22,926,792	(15,952,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,778,401	(19,712,452)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(34,222)	—
Class A Shares	(97,124)	—
Class K Shares	(119)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(131,465)	—
Share Transactions:
Proceeds from sale of shares	67,130,420	76,913,035
Net asset value of shares issued to shareholders in payment of distributions declared	111,697	—
Cost of shares redeemed	(24,614,521)	(7,288,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	42,627,596	69,624,096
Change in net assets	59,274,532	49,911,644
Net Assets:
Beginning of period	49,911,644	—
End of period (including undistributed net investment income of $14,629 and $71,144, respectively)	$109,186,176	$49,911,644
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
        See Notes which are an integral part of the Financial Statements
      Annual Shareholder Report
      16

      Notes to Financial Statements

      October 31, 2009

      1. ORGANIZATION

      Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund, effective December 3, 2007, offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

      2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

      Investment Valuation

      In calculating its net asset value (NAV), the Fund generally values investments as follows:

        Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
        Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
        Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
        Shares of other mutual funds are valued based upon their reported NAVs.
        Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
        Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

      If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

      Fair Valuation and Significant Events Procedures

      The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report
      17

      type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

        With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
        With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
        Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
        Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

      The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

      Repurchase Agreements

      It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

      Annual Shareholder Report
      18

      With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

      The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

      Investment Income, Gains and Losses, Expenses and Distributions

      Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

      Premium and Discount Amortization

      All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

      Federal Taxes

      It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2008 and 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

      The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

      Annual Shareholder Report
      19

      When-Issued and Delayed Delivery Transactions

      The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

      Foreign Exchange Contracts

      The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

      Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

      Foreign Currency Translation

      The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Option Contracts

      The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or Annual Shareholder Report
      20

      closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

      The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	—	$ —
Contracts written	5,800,000	137,650
Contracts bought back	(5,800,000)	(137,650)
Outstanding at October 31, 2009	—	$ —

      Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$915	—	$ —

      The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$139,098	$(22,100)	$116,998
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$915
      Annual Shareholder Report
      21

      Other

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

      3. SHARES OF BENEFICIAL INTEREST

      The following tables summarize share activity:

	Year Ended 10/31/09		Period Ended 10/31/08[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,648,086	$11,540,740	366,559	$2,986,589
Shares issued to shareholders in payment of distributions declared	5,201	33,907	—	—
Shares redeemed	(182,139)	(1,444,097)	(12,025)	(111,343)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,471,148	$10,130,550	354,534	$2,875,246
	Year Ended 10/31/09		Period Ended 10/31/08[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,164,199	$39,815,480	5,149,971	$49,053,817
Shares issued to shareholders in payment of distributions declared	11,931	77,671	—	—
Shares redeemed	(2,777,438)	(18,310,126)	(623,089)	(5,172,000)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,398,692	$21,583,025	4,526,882	$43,881,817
	Year Ended 10/31/09		Period Ended 10/31/08[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,106,276	$15,425,563	2,625,254	$24,869,902
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(684,595)	(4,817,632)	(243,213)	(2,005,596)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,421,681	$10,607,931	2,382,041	$22,864,306
      Annual Shareholder Report
      22

	Year Ended 10/31/09		Period Ended 10/31/08[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	43,499	$348,637	286	$2,727
Shares issued to shareholders in payment of distributions declared	18	119	—	—
Shares redeemed	(5,280)	(42,666)	—	—
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	38,237	$306,090	286	$2,727
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,329,758	$42,627,596	7,263,743	$69,624,096
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, realized capital gains tax and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(241,024)	$241,024

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$131,465	$ —

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$34,661
Net unrealized appreciation	$5,211,332
Capital loss carryforwards	$(8,306,738)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

Annual Shareholder Report
23

At October 31, 2009, the cost of investments for federal tax purposes was $99,194,303. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in outstanding foreign exchange contracts was $5,489,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,861,704 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,372,361.

At October 31, 2009, the Fund had a capital loss carryforward of $8,306,738, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$3,186,204
2017	$5,120,534

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $771,428 of its fee. In addition, an affiliate of the Adviser reimbursed $29,158 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $825,151.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report
24

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
October 31, 2009, the net fee paid to FAS was 0.307% of average daily net assets of the Fund. FAS waived $54,296 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $73 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $82,965 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $20,768 in sales charges from the sale of Class A Shares. FSC also retained $190 of CDSC relating to redemptions of Class A Shares and $5,452 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $185 of its fee. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

Annual Shareholder Report
25

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,835,488 and $820,128, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $4,033. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	429,133	83,591,918	83,421,783	599,268	$599,268	$42,794

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $3,187 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$153,580,039
Sales	$113,488,920
Annual Shareholder Report
26

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Annual Shareholder Report
27

material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, 100.0% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 100.0% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report
28

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Large Cap Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Large Cap Fund (the “Fund”), one of the portfolios constituting Federated Equity Funds, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Large Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2009, the results of its operations for the year then ended, and its changes in net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 24, 2009

Annual Shareholder Report

29

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 10 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

30

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Annual Shareholder Report
31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
33

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since December 2007. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
Annual Shareholder Report
34

Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Large Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report
35

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
36

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
37

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
38

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
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Notes

41

Notes
42

Notes
43

Notes
44

Notes
45

Notes
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172412

39668 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.19	$28.16	$24.45	$20.60	$19.30
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.17)[1]	(0.30)[1]	(0.33)[1]	(0.35)[1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	2.75	(11.95)	5.19	4.51	2.76
TOTAL FROM INVESTMENT OPERATIONS	2.66	(12.12)	4.89	4.18	2.41
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.85)	(1.18)	(0.33)	(1.11)
Net Asset Value, End of Period	$17.85	$15.19	$28.16	$24.45	$20.60
Total Return[2]	17.51%	(44.29)%	20.92%	20.50%	12.79%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%[3]	1.95%	1.95%	1.95%
Net investment income (loss)	(0.58)%	(0.77)%	(1.15)%	(1.39)%	(1.73)%
Expense waiver/reimbursement[4]	0.38%	0.28%	0.24%	0.24%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$709,757	$543,187	$967,496	$724,411	$371,092
Portfolio turnover	90%	58%	46%	51%	42%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.71	$27.45	$23.99	$20.33	$19.16
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]	(0.46)[1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	2.65	(11.60)	5.07	4.44	2.74
TOTAL FROM INVESTMENT OPERATIONS	2.48	(11.89)	4.64	3.99	2.28
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.85)	(1.18)	(0.33)	(1.11)
Net Asset Value, End of Period	$17.19	$14.71	$27.45	$23.99	$20.33
Total Return[2]	16.86%	(44.61)%	20.25%	19.83%	12.17%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%	2.50%	2.50%
Net investment income (loss)	(1.11)%	(1.35)%	(1.70)%	(1.95)%	(2.28)%
Expense waiver/reimbursement[4]	0.36%	0.28%	0.23%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,876	$78,150	$177,325	$159,357	$117,744
Portfolio turnover	90%	58%	46%	51%	42%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.71	$27.45	$23.99	$20.33	$19.16
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.29)[1]	(0.43)[1]	(0.45)[1]	(0.46)[1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	2.65	(11.60)	5.07	4.44	2.74
TOTAL FROM INVESTMENT OPERATIONS	2.48	(11.89)	4.64	3.99	2.28
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.85)	(1.18)	(0.33)	(1.11)
Net Asset Value, End of Period	$17.19	$14.71	$27.45	$23.99	$20.33
Total Return[2]	16.86%	(44.61)%	20.25%	19.83%	12.17%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%[3]	2.50%	2.50%	2.50%
Net investment income (loss)	(1.12)%	(1.34)%	(1.70)%	(1.94)%	(2.28)%
Expense waiver/reimbursement[4]	0.34%	0.28%	0.23%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,955	$175,301	$358,085	$259,215	$152,232
Portfolio turnover	90%	58%	46%	51%	42%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]
Net Asset Value, Beginning of Period	$15.19	$28.16	$24.45	$20.60
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.16)[2]	(0.29)[2]	(0.29)[2]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	2.75	(11.96)	5.18	4.47
TOTAL FROM INVESTMENT OPERATIONS	2.66	(12.12)	4.89	4.18
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(0.85)	(1.18)	(0.33)
Net Asset Value, End of Period	$17.85	$15.19	$28.16	$24.45
Total Return[3]	17.51%	(44.29)%	20.92%	20.50%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%[4]	1.95%	1.95%
Net investment income (loss)	(0.58)%	(0.73)%	(1.15)%	(1.25)%
Expense waiver/reimbursement[5]	0.49%	0.46%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,955	$17,665	$20,440	$7,838
Portfolio turnover	90%	58%	46%	51%
1	The date of initial investment was November 1, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,198.80	$10.81
Class B Shares	$1,000	$1,195.40	$13.83
Class C Shares	$1,000	$1,195.40	$13.83
Class K Shares	$1,000	$1,198.80	$10.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.38	$9.91
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
Class K Shares	$1,000	$1,015.38	$9.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class K Shares	1.95%

Annual Shareholder Report

6

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Federated Kaufmann Small Cap Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares produced total returns of 17.51%, 16.86%, 16.86% and 17.51%, respectively, based on the net asset value for the reporting period ended October 31, 2009. The Fund's benchmark, the Russell 2000® Growth Index (R2000G) had a total return of 11.34%1 for the reporting period and the Lipper Small-Cap Growth Funds Average (LSCGFA) had a median total return of 3.04%.2

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the latter portion of the reporting period. The global financial crisis continued throughout the period, but in March the Standard & Poor's 500 Index (S&P 500)3 bottomed and began a 50% plus rally. Mid-cap stocks performed best during the period followed by large-cap stocks and then small-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The period began with economies across the world slowing as credit contracted. In response to the credit crisis, the Federal Reserve, as well as many other countries, cut their discount and federal funds target rates several times at the beginning of the reporting period and maintained them at their lowest levels. The end of the period was marked by a light at the end of the tunnel with some positive economic data on housing, productivity, corporate profits and trade appearing.

The strongest sectors in the R2000G during the period were Consumer Discretionary (+32%), Information Technology (+30%) and Utilities (+16%). The weakest sectors were Industrials (-5%), Energy (-3%) and Financials (-3%).

1	The R2000G measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Lipper figures represent the average of the total returns reported by all of the mutual funds designed by Lipper, Inc. as falling in the category indicated. They do not reflect sales charges.
3	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
Annual Shareholder Report
7

FUND PERFORMANCE

The Fund's performance4 is driven primarily by bottom-up stock selection. Six of the Fund's top ten contributing companies across multiple sectors each returned over 80% during the reporting period. Specifically, Hypermarcas (+276%), Hhgregg (+201%), Rural Electrification (+230%), Commvault (+84%), Orthofix (+136%) and Omniture (+87%) all contributed strongly to performance. In addition, Meritage (+33%), AuxiliumPharmaceuticals (+60%), Dick'sSportingGoods (+48%) and WarnerChilcott (+60%) were also among the Fund's top ten contributing companies.

Six of the Fund's laggard companies were in the Industrials Sector. Specifically, Delta Airlines (-40%), Continental Airlines (-43%), Kansas City Southern (-47%), Pacer Int'l (-62%), UAL Corp (-55%) and Innovative Solutions (-26%) all detracted from performance. Additional laggards included MEMC Electronics (-32%), ProgenicsPharmaceuticals (-58%), CubistPharmaceuticals (-33%) and Microsemiconductor (-39%). A particular industry that negatively affected performance was Transportation where six of the Fund's holdings in the industry were down more than 24%. While it is interesting to know how specific stocks performed during the period, the success of these holdings won't be known until they are sold, typically over longer periods.

The sector exposures that result from the Fund's bottom-up investment process may provide some additional insight into the relative performance of the Fund. An underweight in the Information Technology sector relative to the benchmark hurt performance somewhat. The Fund's performance was also negatively impacted by the Fund's cash position which ranged between 0% and 10% during the period.

4	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
Annual Shareholder Report
8

GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class A Shares) (the “Fund”) from December 18, 2002 (start of performance) to October 31, 2009, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	11.08%
5 Years	0.34%
Start of Performance (12/18/2002)	10.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report
9

GROWTH OF A $10,000 INVESTMENT  -  CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class B Shares) (the “Fund”) from December 18, 2002 (start of performance) to October 31, 2009, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	11.36%
5 Years	0.56%
Start of Performance (12/18/2002)	10.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report
10

GROWTH OF A $10,000 INVESTMENT  -  CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class C Shares) (the “Fund”) from December 18, 2002 (start of performance) to October 31, 2009, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	15.86%
5 Years	0.91%
Start of Performance (12/18/2002)	10.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report
11

GROWTH OF A $10,000 INVESTMENT  -  CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Kaufmann Small Cap Fund (Class K Shares) (the “Fund”) from November 1, 2005 (start of performance) to October 31, 2009, compared to the Russell 2000 Growth Index (R2000G)2 and the Lipper Small-Cap Growth Funds Average (LSCGFA).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	17.51%
Start of Performance (11/1/2005)	-1.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The R2000G is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LSCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
12

Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Discretionary	22.4%
Health Care	21.5%
Industrials	20.9%
Information Technology	15.7%
Financials	7.3%
Consumer Staples	4.0%
Materials	2.1%
Telecommunication Services	1.1%
Energy	1.0%
Utilities	0.7%
Other Securities[2]	2.8%
Securities Lending Collateral[3]	22.7%
Cash Equivalents[4]	2.9%
Other Assets and Liabilities — Net[5]	(25.1)%
TOTAL	100.0%
1	Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Securities include exchange-traded funds.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
13

Portfolio of Investments

October 31, 2009

Shares or Principal Amount			Value in U.S. Dollars
		Common Stocks – 90.8%
		Consumer Discretionary – 19.2%
75,500		Advance Auto Parts, Inc.	2,813,130
52,300	[1,2,3]	B2W Companhia Global Do Varejo, GDR	3,028,170
52,929	[1]	Bridgepoint Education, Inc.	750,533
1,000,000	[1,4]	Central European Media Enterprises Ltd., Class A	25,140,000
305,850	[1]	China Education Alliance, Inc.	1,578,186
700,000	[1,4]	ChinaCast Education Corp.	4,354,000
66,629	[1,4]	Chipotle Mexican Grill, Inc.	5,429,597
157,804	[1]	Cia Hering	1,903,574
137,000		Ctrip.com International Ltd., ADR	7,334,980
400,200	[4]	D.R. Horton, Inc.	4,386,192
40,800	[1,4]	Deckers Outdoor Corp.	3,658,536
699,000	[1,4]	Dick's Sporting Goods, Inc.	15,860,310
247,397	[1,4]	Dolan Media Co.	2,953,920
49,500	[1,2,3]	Dollarama, Inc., Series 144A	882,908
373,800	[1,4]	Fuqi International, Inc.	7,659,162
468,600	[4]	Geox SpA	3,584,649
1,051,400	[1,4]	hhgregg, Inc.	17,337,586
250,900	[1]	LJ International, Inc.	800,371
1,055,500	[4]	Lennar Corp., Class A	13,299,300
22,692	[1]	Lincoln Educational Services	449,755
98,172	[1]	Lululemon Athletica Inc.	2,466,081
963,011	[1]	Meritage Corp.	17,565,321
345,870	[4]	National CineMedia, Inc.	5,533,920
26,550	[1,4]	New Oriental Education & Technology Group, Inc., ADR	1,854,252
240,578	[1]	Orchard Enterprises, Inc.	252,607
778,900	[4]	Orient-Express Hotel Ltd.	6,698,540
37,100	[1]	Penn National Gaming, Inc.	932,323
5,240,900	[1,2,3]	Piaggio & C. SpA	13,301,837
77,621		Regis Corp.	1,260,565
109,000	[1]	SEB — Sistema Educacional Brasileiro SA	1,058,072
272,200	[1,4]	Texas Roadhouse, Inc.	2,577,734
288,842		Thor Industries, Inc.	7,573,437
Annual Shareholder Report
14

73,200	[1]	Vitamin Shoppe Industries, Inc.	1,286,124
388,900	[4]	Winnebago Industries, Inc.	4,472,350
		TOTAL	190,038,022
		Consumer Staples – 4.0%
223,800	[1]	Bare Escentuals, Inc.	2,826,594
980,000	[1]	Hypermarcas SA	20,066,190
480,158		Lance, Inc.	11,581,411
168,600	[1]	Seneca Foods Corp., Class A	4,668,534
		TOTAL	39,142,729
		Energy – 0.9%
164,800	[1]	China Integrated Energy, Inc.	947,600
93,500	[1,4]	Grupo TMM SA de CV, ADR	345,950
785,500	[1,4]	Sandridge Energy, Inc.	8,035,665
		TOTAL	9,329,215
		Financials – 7.1%
100,578	[1,4]	Affiliated Managers Group	6,385,697
223,097	[1]	BR Malls Participacoes	2,469,568
253,800		Berkley, W. R. Corp.	6,273,936
1,268,550	[1]	Brasil Brokers Participacoes	4,392,686
2,718,100	[1]	CETIP SA	18,207,073
462,963	[1,4]	China Housing & Land Development, Inc.	1,425,926
25,493	[1,2,3]	China Housing & Land Development, Inc.	78,518
138,910	[1]	Colony Financial, Inc.	2,701,800
54,575	[1]	Government Properties Income Trust	1,270,506
94,300	[1]	Hambrecht Asia Acquisition Corp.	839,270
197,200	[1,5]	Media & Entertainment Holdings, Inc.	0
123,200	[1]	Multiplan Empreendimentos Imobiliarios SA	1,888,283
185,300	[1]	RHJ International	1,351,898
2,090,874		Rural Electrification Corp. Ltd.	8,717,536
25,808		Transatlantic Holdings, Inc.	1,303,304
345,900		Willis Group Holdings Ltd.	9,339,300
758,300	[1,4]	Xinyuan Real Estate Co. Ltd, ADR	3,071,115
		TOTAL	69,716,416
		Health Care – 20.7%
151,250	[1]	AGA Medical Holdings, Inc.	2,022,213
312,000	[1,2,3,5]	Adaltis, Inc.	0
641,543	[1,5]	Adaltis, Inc.	0
Annual Shareholder Report
15

904,300	[1]	Alkermes, Inc.	7,207,271
51,806	[1]	Amylin Pharmaceuticals, Inc.	571,938
576,400	[1]	Anadys Pharmaceuticals, Inc.	1,123,980
307,104	[1,4]	Arena Pharmaceuticals, Inc.	1,084,077
127,195	[1,4]	Athenahealth, Inc.	4,783,804
504,207	[1,4]	Auxilium Pharmaceutical, Inc.	15,862,352
400,000	[1,4]	BioMarin Pharmaceutical, Inc.	6,224,000
1,832,350	[1]	Catalyst Pharmaceutical Partners Inc.	1,375,362
104,208	[1]	Cepheid, Inc.	1,382,840
1,200	[1]	Conceptus, Inc.	21,048
346,120	[1,5]	Corcept Therapeutics, Inc.	571,098
19,324	[1]	Crucell NV, ADR	381,649
722,376	[1,4]	Cubist Pharmaceuticals, Inc.	12,237,050
314,000		Dishman Pharmaceuticals & Chemicals Ltd.	1,534,831
61,647	[1]	Durect Corp.	130,075
1,713,019	[1,4]	Dyax Corp.	5,378,880
931,972	[1,4]	Dynavax Technologies Corp.	1,155,645
81,335	[1]	Emergency Medical Services Corp., Class A	3,905,707
378,563	[1]	Endologix, Inc.	1,801,960
343,512	[1]	Epigenomics AG	1,508,696
60,750		Hikma Pharmaceuticals PLC	469,283
171,400	[1,4]	Human Genome Sciences, Inc.	3,203,466
169,644	[1,4]	Illumina, Inc.	5,445,572
135,200	[1]	Insulet Corp.	1,500,720
474,820	[1,4]	Isis Pharmaceuticals, Inc.	6,015,969
22,967	[1,4]	LifeWatch AG	445,897
115,492	[1]	Masimo Corp.	3,068,623
119,400	[1]	Momenta Pharmaceuticals, Inc.	1,088,928
269,243	[1,4]	Mylan Laboratories, Inc.	4,372,506
372,606	[1,4]	Neurocrine Biosciences, Inc.	827,185
442,300	[1]	OSI Pharmaceuticals, Inc.	14,250,906
327,300	[1]	Orexigen Therapeutics, Inc.	2,114,358
280,981	[1,4]	Orthofix International NV	8,991,392
619,000	[1,4]	Orthovita, Inc.	2,166,500
1,101,700	[1]	Penwest Pharmaceuticals Co.	2,379,672
473,299	[1]	Pharmacyclics, Inc.	922,933
409,200	[1,4]	Phase Forward, Inc.	5,364,612
Annual Shareholder Report
16

239,400		Piramal Healthcare Ltd.	1,884,825
712,400	[1]	Progenics Pharmaceuticals, Inc.	2,984,956
256,478	[1,4]	Protalix Biotherapeutics, Inc.	2,431,411
148,700	[1,4]	Qiagen NV	3,084,104
145,200	[1,4]	Regeneron Pharmaceuticals, Inc.	2,279,640
374,117	[1]	Repligen Corp.	1,825,691
412,900	[1,4]	Rigel Pharmaceuticals, Inc.	2,646,689
140,400	[1]	SXC Health Solutions Corp.	6,413,472
358,650	[1,4]	Savient Pharmaceuticals, Inc.	4,518,990
544,150	[1,4]	Seattle Genetics, Inc.	4,940,882
28,500	[1]	Solta Medical, Inc.	62,985
1,149,200	[1,4]	Spectrum Pharmaceuticals, Inc.	4,769,180
433,500	[1]	Talecris Biotherapeutics Holdings Corp.	8,696,010
611,100	[1]	ThermoGenesis Corp.	360,549
644,222	[1,5]	Threshold Pharmaceuticals, Inc.	1,307,771
66,756	[1]	Transcend Services, Inc.	1,218,297
471,400	[1,5]	Valera Pharmaceuticals, Inc.	0
1,311,330	[1,4]	Vical, Inc.	4,038,896
270,700	[1]	Vivus, Inc.	2,138,530
730,000	[1]	Warner Chilcott PLC	16,169,500
		TOTAL	204,665,376
		Industrials – 20.1%
1,054,800	[1]	AirTran Holdings, Inc.	4,461,804
24,932,565	[1]	Aramex PJSC	11,051,284
454,350		CLARCOR, Inc.	13,371,521
572,400		Con-way, Inc.	18,883,476
108,000	[1]	Copart, Inc.	3,474,360
132,300	[1]	CoStar Group, Inc.	5,135,886
311,000	[1]	Dynamex, Inc.	5,762,830
93,500	[1]	Dyncorp International, Inc., Class A	1,589,500
1,527,300	[1]	Express-1 Expedited Solutions	1,542,573
24,812	[1]	First Solar, Inc.	3,025,327
856,819	[4]	Forward Air Corp.	18,284,517
282,156	[1,4]	GeoEye, Inc.	7,158,298
744,900	[1]	IESI-BFC Ltd.	9,571,965
109,440	[1,4]	IHS, Inc., Class A	5,664,614
1,764,988	[1,4]	Innovative Solutions and Support, Inc.	8,048,345
Annual Shareholder Report
17

86,300	[1]	Iron Mountain, Inc.	2,108,309
5,196,000	[1,4]	Jet Blue Airways Corp.	25,772,160
110,900	[1]	MOOG, Inc., Class A	2,769,173
260,623		Max India Ltd.	984,079
79,426	[1,4]	Monster Worldwide, Inc.	1,153,266
100,000	[1]	Old Dominion Freight Lines, Inc.	2,599,000
400,000	[1]	Owens Corning, Inc.	8,844,000
579,100	[1]	Quality Distribution, Inc.	2,165,834
3,242,224	[1,4]	Satcon Technology Corp.	6,614,137
193,600	[4]	Simpson Manufacturing Co., Inc.	4,528,304
50,449	[1]	SmartHeat, Inc.	451,014
500,620	[1,4]	Spire Corp.	2,347,908
29,123	[1]	Sterling Construction Co., Inc.	469,754
408,930	[1]	Verisk Analytics, Inc.	11,216,950
194,688		Vicor Corp.	1,327,772
735,100	[1,4]	Yingli Green Energy Holding Co. Ltd., ADR	8,512,458
		TOTAL	198,890,418
		Information Technology – 14.9%
48,400	[1]	Akamai Technologies, Inc.	1,064,800
129,000	[1,4]	Blackboard, Inc.	4,575,630
1,601,000	[1]	Cinedigm Digital Cinema Corp.	2,081,300
565,900	[1]	Commvault Systems, Inc.	11,148,230
438,000	[1,4]	Compellent Technologies, Inc.	8,032,920
1,025,300	[1]	Entropic Communications, Inc.	2,696,539
423,683	[1]	Fundtech Ltd.	5,499,405
951,600	[1]	Gilat Satellite Networks	4,272,684
338,029	[1]	Hypercom Corp.	963,383
183,990	[1]	I2 Technologies, Inc.	2,896,003
2,647,002	[1]	iPass, Inc.	3,441,103
672,003	[1]	Kenexa Corp.	8,467,238
36,400		Lender Processing Services	1,448,720
97,300	[1]	LogMeIn, Inc.	1,955,730
825,296	[1]	MEMC Electronic Materials, Inc.	10,250,176
61,040	[1,4]	Magma Design Automation	131,236
112,949	[1]	ManTech International Corp., Class A	4,953,943
384,289	[1,4]	Microsemi Corp.	5,114,887
1,937,000	[1]	Mindspeed Technologies, Inc.	6,760,130
Annual Shareholder Report
18

212,900	[1,4]	NIC, Inc.	1,865,004
1,215,020	[1,4]	NaviSite, Inc.	2,223,487
500,004	[1,4]	Netezza Corp.	4,620,037
425,000	[1,4]	ON Semiconductor Corp.	2,843,250
608,300	[1]	Onvia.com, Inc.	3,436,895
467,500	[1]	Parametric Technology Corp.	6,970,425
127,300	[1]	Perfect World Co. Ltd., ADR	5,602,473
1,920,000	[1,4]	Phoenix Technology Ltd.	4,492,800
605,800	[1]	RADWARE Ltd.	7,009,106
393,000	[1]	Redecard SA	5,833,873
928,856	[1]	Smart Modular Technologies (WWH), Inc.	3,771,155
61,200	[1]	Switch & Data Facilities Co.	1,023,876
150,725	[1]	TNS, Inc.	4,259,488
322,850	[1]	Telecity Group PLC	1,771,861
340,980	[1]	Tier Technologies, Inc., Class B	2,789,216
211,674	[1,4]	ValueClick, Inc.	2,082,872
1,823,500	[1]	WebMediaBrands, Inc.	1,148,805
		TOTAL	147,498,680
		Materials – 2.3%
400,000	[4]	Commercial Metals Corp.	5,936,000
3,314,700	[1]	Huabao International Holdings Ltd.	3,130,676
2,322,500		Nine Dragons Paper Holdings Ltd.	3,322,904
19,492	[1]	Rockwood Holdings, Inc.	387,501
97,700		Steel Dynamics, Inc.	1,308,203
600,000	[1]	Thompson Creek Metals Co., Inc.	6,108,000
2,101,800	[1]	Yingde Gases Group Co.	2,519,383
		TOTAL	22,712,667
		Telecommunication Services – 1.0%
9,600	[1]	AboveNet, Inc.	464,640
183,209		NTELOS Holdings Corp.	2,766,456
533,700	[1]	TW Telecom, Inc.	6,724,620
		TOTAL	9,955,716
Annual Shareholder Report
19

		Utilities – 0.6%
125,600		ITC Holdings Corp.	5,579,152
		TOTAL COMMON STOCKS (IDENTIFIED COST $929,469,154)	897,528,391
		Warrants – 0.1%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc.	7
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc.	127,798
		Health Care – 0.1%
224,540	[1]	Adaltis, Inc.	0
131,950	[1]	Anadys Pharmaceuticals, Inc.	192,748
20,850	[1]	Clinical Data, Inc.	69
121,142	[1,5]	Corcept Therapeutics, Inc.	134,974
144,960	[1]	Cortex Pharmaceuticals, Inc.	3
201,055	[1]	Medicure, Inc.	0
94,000	[1]	Spectrum Pharmaceuticals, Inc.	57,889
257,688	[1,5]	Threshold Pharmaceuticals, Inc.	432,399
238,639	[1]	Vical, Inc.	268,524
		TOTAL	1,086,606
		TOTAL WARRANTS (IDENTIFIED COST $149,121)	1,214,411
		Preferred Stocks – 1.7%
		Consumer Discretionary – 1.2%
36,269		Autoliv, Inc., Conv. Pfd., $1.17 Annual Dividend	1,740,912
43,313	[1,2,3]	Callaway Golf Co., Conv. Pfd., Series B, $1.88 Annual Dividend	4,996,588
4,000	[2,3]	Lodgenet Entertainment, Conv. Pfd., Series B, $29.17 Annual Dividend	5,194,600
		TOTAL	11,932,100
		Energy – 0.1%
6,000	[2,3]	ATP Oil & Gas Corp., Conv. Pfd., Series 144A	622,740
		Health Care – 0.3%
792,576		Bellus Health, Inc., Conv. Pfd., Series A	135,530
2,985		Mylan Laboratories, Inc., Conv. Pfd., $65.00 Annual Dividend	3,074,550
		TOTAL	3,210,080
		Utilities – 0.1%
15,200		Great Plains Energy, Inc., Conv. Pfd., $1.95 Annual Dividend	939,360
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,841,069)	16,704,280
Annual Shareholder Report
20

		Corporate Bonds – 4.2%
		Consumer Discretionary – 2.0%
$830,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	821,700
11,700,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	9,026,644
1,263,000		Coinstar, Inc., Conv. Bond, 4.00%, 9/1/2014	1,338,527
741,000	[2,3]	Gaylord Entertainment Co., Conv. Bond, Series 144A, 3.75%, 10/1/2014	646,634
1,571,000		Newell Rubbermaid, Inc., Sr. Note, 5.50%, 3/15/2014	2,906,460
786,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 10.60%, 4/15/2019	969,691
1,975,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	2,519,112
372,000		Sonic Automotive, Inc., Conv. Bond, 5.00%, 10/1/2029	372,173
880,500	[2,3]	Wendy's/Arby's Group Inc., Sr. Unsecd. Note, 10.00%, 7/15/2016	942,135
		TOTAL	19,543,076
		Energy – 0.0%
387,000		Sesi LLC, 1.50%, 12/15/2026	351,991
		Financials – 0.4%
1,087,000	[2,3]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	1,646,174
247,000		Developers Diversified Realty, 9.625%, 3/15/2016	251,013
1,179,000	[2,3]	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	1,453,165
956,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	900,870
		TOTAL	4,251,222
		Health Care – 0.4%
1,169,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	1,083,569
366,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	364,216
973,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	832,012
412,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	372,613
672,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	601,353
733,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	608,024
		TOTAL	3,861,787
		Industrials – 0.5%
621,000		AMR Corp., Conv. Bond, 6.25%, 10/15/2014	515,585
900,000	[2,3]	Covanta Holding Corp., Conv. Bond, Series 144A, 3.25%, 6/1/2014	1,004,490
380,000		Jet Blue Airways Corp., Conv. Bond, Series A, 6.75%, 10/15/2039	486,457
1,132,000		Mastec, Inc., Conv. Bond, 4.00%, 6/15/2014	1,172,016
734,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	720,238
1,000,000		UAL Corp., Conv. Bond, 5.00%, 2/1/2021	856,375
		TOTAL	4,755,161
Annual Shareholder Report
21

		Information Technology – 0.7%
$1,177,000		Anixter International, Inc., Sr. Note, 10.00%, 3/15/2014	1,279,988
568,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	527,905
543,000	[2,3]	Comtech Telecommunications Corp., Conv. Bond, 3.00%, 5/1/2029	597,327
264,000		Diodes, Inc., Conv. Bond, 2.25%, 10/1/2026	254,703
212,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/15/2026	229,914
606,000		FEI Co., 2.875%, 6/1/2013	636,227
731,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	721,527
860,000		GSI Commerce, Inc., Conv. Bond, 2.50%, 6/1/2027	771,144
462,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	533,384
193,000	[2,3]	Mentor Graphics Corp., Conv. Bond, 6.25%, 3/1/2026	182,767
327,000		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	334,848
393,000		Teradyne, Inc., 4.50%, 3/15/2014	686,335
		TOTAL	6,756,069
		Materials – 0.1%
390,000	[2,3]	BWay Corp., Sr. Sub. Note, 10.00%, 4/15/2014	416,325
197,000		Steel Dynamics, Inc., Conv. Bond, 5.125%, 6/15/2014	213,416
		TOTAL	629,741
		Telecommunication Services – 0.1%
887,000	[2,3]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	1,027,900
		TOTAL CORPORATE BONDS (IDENTIFIED COST $32,470,865)	41,176,947
		Exchange-Traded FundS – 2.7%
220,700	[4]	iShares Russell 2000 Growth Index Fund	13,486,977
245,500	[4]	iShares Russell 2000 Index Fund	13,833,925
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $24,346,464)	27,320,902
		Mutual Fund – 25.6%
253,036,554	[6,7,8]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	253,036,554
		TOTAL INVESTMENTS — 125.1% (IDENTIFIED COST $1,253,313,227)[9]	1,236,981,485
		OTHER ASSETS AND LIABILITIES - NET — (25.1)%[10]	(248,438,873)
		TOTAL NET ASSETS — 100%	$988,542,612
Annual Shareholder Report
22

  At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/3/2009	11,755,828 Brazilian Real	$6,644,338	$29,043
11/3/2009	239,915 Brazilian Real	$135,599	$593
11/4/2009	3,677,732 Brazilian Real	$2,133,255	$(45,533)
11/4/2009	75,056 Brazilian Real	$43,536	$(929)
11/4/2009	883 Brazilian Real	$503	$(2)
11/2/2009	9,392,192 Hong Kong Dollar	$1,211,896	$(32)
11/2/2009	263,179 Euro	$389,636	$2,329
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(14,531)
  Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
Annual Shareholder Report
23

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$651,640,552	$ —	$1,878,869	$653,519,421
International	217,690,161	43,023,089	—	260,713,250
Debt Securities:
Corporate Bonds	—	41,176,947	—	41,176,947
Warrants	—	647,038	567,373	1,214,411
Exchange-Traded Funds	27,320,902	—	—	27,320,902
Mutual Fund	253,036,554	—	—	253,036,554
TOTAL SECURITIES	$1,149,688,169	$84,847,074	$2,446,242	$1,236,981,485
OTHER FINANCIAL INSTRUMENTS*	$(14,531)	$ —	$ —	$(14,531)
*	Other financial instruments include foreign exchange contracts.
Annual Shareholder Report
24

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Equity Securities	Investments in Warrants
Balance as of November 1, 2008	$ —	$ —
Change in unrealized appreciation (depreciation)	153,351	520,007
Net purchases (sales)	1,678,050	47,366
Transfers in and/or out of Level 3	47,468	—
Balance as of October 31, 2009	$1,878,869	$567,373
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2009	$153,351	$520,007
  The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at value, including $253,036,554 of investments in an affiliated issuer (Note 5) and $204,641,216 of securities loaned (identified cost $1,253,313,227)		$1,236,981,485
Cash		641
Cash denominated in foreign currencies (identified cost $208,231)		206,292
Income receivable		520,554
Receivable for investments sold		11,917,990
Receivable for shares sold		1,877,872
Receivable for foreign exchange contracts		31,965
TOTAL ASSETS		1,251,536,799
Liabilities:
Payable for investments purchased	$35,178,473
Payable for shares redeemed	2,102,344
Payable for foreign exchange contracts	46,496
Payable for collateral due to broker for securities lending	224,385,219
Payable for capital gains taxes withheld	75,780
Payable for Directors'/Trustees' fees	4,058
Payable for distribution services fee (Note 5)	306,124
Payable for shareholder services fee (Note 5)	453,627
Accrued expenses	442,066
TOTAL LIABILITIES		262,994,187
Net assets for 55,933,816 shares outstanding		$988,542,612
Net Assets Consist of:
Paid-in capital		$1,159,100,453
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(16,292,591)
Accumulated net realized loss on investments, written options and foreign currency transactions		(153,287,322)
Accumulated net invesment income (loss)		(977,928)
TOTAL NET ASSETS		$988,542,612
Annual Shareholder Report
26

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($709,756,543 ÷ 39,771,858 shares outstanding), no par value, unlimited shares authorized	$17.85
Offering price per share (100/94.50 of $17.85)	$18.89
Redemption proceeds per share	$17.85
Class B Shares:
Net asset value per share ($76,876,265 ÷ 4,472,108 shares outstanding), no par value, unlimited shares authorized	$17.19
Offering price per share	$17.19
Redemption proceeds per share (94.50/100 of $17.19)	$16.24
Class C Shares:
Net asset value per share ($175,954,931 ÷ 10,235,617 shares outstanding), no par value, unlimited shares authorized	$17.19
Offering price per share	$17.19
Redemption proceeds per share (99.00/100 of $17.19)	$17.02
Class K Shares:
Net asset value per share ($25,954,873 ÷ 1,454,233 shares outstanding), no par value, unlimited shares authorized	$17.85
Offering price per share	$17.85
Redemption proceeds per share	$17.85
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Operations

Year Ended October 31, 2009

Investment Income:
Dividends (including $159,986 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $139,369)		$5,660,698
Interest (including income on securities loaned of $2,780,462)		5,328,810
TOTAL INCOME		10,989,508
Expenses:
Investment adviser fee (Note 5)	$11,396,136
Administrative personnel and services fee (Note 5)	620,826
Custodian fees	213,490
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,361,359
Transfer and dividend disbursing agent fees and expenses — Class B Shares	192,124
Transfer and dividend disbursing agent fees and expenses — Class C Shares	411,371
Transfer and dividend disbursing agent fees and expenses — Class K Shares	70,445
Directors'/Trustees' fees	10,788
Auditing fees	38,700
Legal fees	6,477
Portfolio accounting fees	154,522
Distribution services fee — Class A Shares (Note 5)	1,371,190
Distribution services fee — Class B Shares (Note 5)	538,524
Distribution services fee — Class C Shares (Note 5)	1,193,805
Distribution services fee — Class K Shares (Note 5)	101,378
Shareholder services fee — Class A Shares (Note 5)	1,314,360
Shareholder services fee — Class B Shares (Note 5)	179,508
Shareholder services fee — Class C Shares (Note 5)	388,811
Account administration fee — Class A Shares	23,874
Account administration fee — Class C Shares	171
Share registration costs	72,323
Printing and postage	174,409
Insurance premiums	6,953
Miscellaneous	11,100
TOTAL EXPENSES	19,852,644
Annual Shareholder Report
28

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,443,812)
Waiver of administrative personnel and services fee (Note 5)	(12,232)
Waiver of distribution services fee — Class A Shares (Note 5)	(243,381)
Waiver of distribution services fee — Class K Shares (Note 5)	(61,036)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(824,000)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(120,850)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(243,026)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(16,060)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(2,964,397)
Net expenses			$16,888,247
Net investment income (loss)			(5,898,739)
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $75,780)			(118,018,338)
Net realized gain on written options			1,404,694
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			238,672,687
Net realized and unrealized gain on investments, written options and foreign currency transactions			122,059,043
Change in net assets resulting from operations			$116,160,304
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,898,739)	$(11,881,943)
Net realized loss on investments, written options and foreign currency transactions	(116,613,644)	(30,952,312)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	238,672,687	(631,513,757)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	116,160,304	(674,348,012)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(29,029,160)
Class B Shares	—	(5,432,427)
Class C Shares	—	(11,037,351)
Class K Shares	—	(642,921)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(46,141,859)
Share Transactions:
Proceeds from sale of shares	363,400,375	399,727,183
Net asset value of shares issued to shareholders in payment of distributions declared	—	34,096,277
Cost of shares redeemed	(305,321,730)	(422,375,460)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	58,078,645	11,448,000
Change in net assets	174,238,949	(709,041,871)
Net Assets:
Beginning of period	814,303,663	1,523,345,534
End of period (including accumulated net investment income (loss) of $(977,928) and $(208,481), respectively)	$988,542,612	$814,303,663
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
30

Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report
31

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report
32

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services, shareholder services, account administration and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Annual Shareholder Report
33

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Annual Shareholder Report
34

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to hedge currency. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	—	$ —
Contracts written	75,000,240	2,053,048
Contracts bought back	(75,000,240)	2,053,048
Outstanding at October 31, 2009	—	$ —
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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$31,965	Payable for foreign exchange contracts	$46,496

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$6,390	$2,781,927	$2,788,317
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$(90,977)	$(7,608,195)	$(7,699,172)

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$204,641,216	$224,385,219
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Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,436,987	$316,175,739	14,980,374	$325,209,335
Shares issued to shareholders in payment of distributions declared	—	—	787,568	20,334,997
Shares redeemed	(15,435,549)	(229,785,762)	(14,349,669)	(302,177,992)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,001,438	$86,389,977	1,418,273	$43,366,340
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	420,258	$6,185,580	415,392	$8,993,322
Shares issued to shareholders in payment of distributions declared	—	—	190,507	4,789,336
Shares redeemed	(1,262,143)	(18,039,773)	(1,750,656)	(36,647,925)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(841,885)	$(11,854,193)	(1,144,757)	$(22,865,267)
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Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,881,135	$28,945,383	2,289,463	$49,628,420
Shares issued to shareholders in payment of distributions declared	—	—	331,306	8,329,025
Shares redeemed	(3,565,361)	(49,977,925)	(3,744,271)	(76,905,396)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,684,226)	$(21,032,542)	(1,123,502)	$(18,947,951)
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	785,427	$12,093,673	724,704	$15,896,106
Shares issued to shareholders in payment of distributions declared	—	—	24,900	642,919
Shares redeemed	(494,408)	(7,518,270)	(312,118)	(6,644,147)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	291,019	$4,575,403	437,486	$9,894,878
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,766,346	$58,078,645	(412,500)	$11,448,000

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, foreign capital gains tax expense, net operating losses and discount accretion/premium amortization on debt securities.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,513,415)	$5,129,292	$(2,615,877)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$ —	$13,337,468
Long-term capital gains	$ —	$32,804,391
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
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38

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$(25,006,661)
Capital loss carryforwards	$(145,551,180)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, passive foreign investment company gains and losses, discount accretion/premium amortization on debt securities and transactions in certain securities on loan.

At October 31, 2009, the cost of investments for federal tax purposes was $1,261,951,517. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $24,970,032. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $146,978,439 and net unrealized depreciation from investments for those securities having an excess of cost over value of $171,948,471.

At October 31, 2009, the Fund had a capital loss carryforward of $145,551,180 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$27,041,641
2017	$118,509,539

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $1,260,012 of its fee. In addition, an affiliate of the Adviser reimbursed $1,187,876 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $9,396,813.

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39

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,232 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $304,417 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $1,246,136 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $45,188 in sales charges from the sale of Class A Shares. FSC also retained $689 of CDSC relating to redemptions of Class A Shares and $13,735 relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $24,068 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,960,651 and $1,783,103, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $183,800. Transactions with the affiliated company during the year ended October 31, 2009, were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	121,073,881	1,244,205,339	1,112,242,666	253,036,554	$253,036,554	$159,986
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6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $16,060 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$778,477,738
Sales	$707,795,635

8. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Annual Shareholder Report
42

Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Kaufmann Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Federated Kaufmann Small Cap Fund (the “Fund”), one of the portfolios constituting Federated Equity Funds, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Small Cap Fund, a portfolio of Federated Equity Funds, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
48

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract - May 2009

Federated Kaufmann Small Cap Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
51

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. For the three-year period, the Fund's performance was at the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Annual Shareholder Report
52

(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537

29503 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.26	$12.22	$12.69	$13.48	$13.48
Income From Investment Operations:
Net investment income	0.24[2]	0.42[2]	0.41[2]	0.38	0.20
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.05	(1.83)	(0.43)	(0.05)	0.31
TOTAL FROM INVESTMENT OPERATIONS	1.29	(1.41)	(0.02)	0.33	0.51
Less Distributions:
Distributions from net investment income	(0.46)	(0.55)	(0.45)	(0.32)	(0.32)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.46)	(0.55)	(0.45)	(1.12)	(0.51)
Net Asset Value, End of Period	$11.09	$10.26	$12.22	$12.69	$13.48
Total Return[3]	12.88%	(12.18)%	(0.18)%	2.64%	3.89%
Ratios to Average Net Assets:
Net expenses	1.39%[4]	1.20%[4]	1.22%[4]	1.22%[4]	1.24%[4]
Net expenses excluding dividends on short positions	1.24%[4]	1.20%[4]	1.22%[4]	1.22%[4]	1.24%[4]
Net investment income	2.23%	3.46%	3.31%	3.09%	1.64%
Expense waiver/reimbursement[5]	0.07%	0.04%	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$835,964	$721,632	$981,852	$1,498,881	$1,377,618
Portfolio turnover	191%	255%	79%	124%	61%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.39%, 1.20%, 1.22%, 1.22% and 1.24%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.21	$12.16	$12.63	$13.42	$13.42
Income From Investment Operations:
Net investment income	0.16[2]	0.33[2]	0.32[2]	0.31	0.10
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.04	(1.82)	(0.44)	(0.08)	0.31
TOTAL FROM INVESTMENT OPERATIONS	1.20	(1.49)	(0.12)	0.23	0.41
Less Distributions:
Distributions from net investment income	(0.42)	(0.46)	(0.35)	(0.22)	(0.22)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.42)	(0.46)	(0.35)	(1.02)	(0.41)
Net Asset Value, End of Period	$10.99	$10.21	$12.16	$12.63	$13.42
Total Return[3]	12.01%	(12.82)%	(0.96)%	1.88%	3.15%
Ratios to Average Net Assets:
Net expenses	2.14%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net expenses excluding dividends on short positions	1.99%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net investment income	1.54%	2.69%	2.56%	2.34%	0.89%
Expense waiver/reimbursement[5]	0.07%	0.04%	0.02%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$166,561	$197,694	$291,938	$419,028	$459,181
Portfolio turnover	191%	255%	79%	124%	61%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.13%, 1.95%, 1.97%, 1.97% and 1.99%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
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2

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.19	$12.13	$12.60	$13.39	$13.40
Income From Investment Operations:
Net investment income	0.16[2]	0.33[2]	0.32[2]	0.29	0.12
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.03	(1.81)	(0.44)	(0.05)	0.29
TOTAL FROM INVESTMENT OPERATIONS	1.19	(1.48)	(0.12)	0.24	0.41
Less Distributions:
Distributions from net investment income	(0.42)	(0.46)	(0.35)	(0.23)	(0.23)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.42)	(0.46)	(0.35)	(1.03)	(0.42)
Net Asset Value, End of Period	$10.96	$10.19	$12.13	$12.60	$13.39
Total Return[3]	11.96%	(12.77)%	(0.96)%	1.91%	3.10%
Ratios to Average Net Assets:
Net expenses	2.14%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net expenses excluding dividends on short positions	1.99%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net investment income	1.50%	2.70%	2.56%	2.35%	0.89%
Expense waiver/reimbursement[5]	0.07%	0.04%	0.02%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$489,260	$445,425	$651,388	$991,565	$879,348
Portfolio turnover	191%	255%	79%	124%	61%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.13%, 1.95%, 1.97%, 1.97% and 1.99%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,022.10	$7.70
Class B Shares	$1,000	$1,018.50	$11.50
Class C Shares	$1,000	$1,017.60	$11.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.59	$7.68
Class B Shares	$1,000	$1,013.81	$11.47
Class C Shares	$1,000	$1,013.81	$11.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.51%
Class B Shares	2.26%
Class C Shares	2.26%
Annual Shareholder Report
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

MARKET OVERVIEW

During the 12-month reporting period ended October 31, 2009, the Fund produced total returns of 12.88%, 12.01% and 11.96%, for Class A Shares, Class B Shares and Class C Shares, respectively, based on net asset value. The total return for the Fund's benchmark of 70% Russell 3000 Value Index/30% U.S. Treasury 3-month bill was 3.94%.1 The return of the Russell 3000 Value Index, a broad-based market index, for the 12-month reporting period was 4.56%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index. The following discussion will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

The reporting period was a tale of two markets. The fiscal year started with global economies falling further into recession. Equity markets hit record high levels of volatility and suffered significant losses. In response, governments around the world coordinated efforts on interest-rate cuts and implemented a variety of capital- and financial-guarantee programs aimed at restoring the functioning of credit markets. The Federal Reserve Board, for example, lowered the federal funds target rate to a historic low, a range between 0% and 0.25%. The stock market bottomed in early March, about half way through the Fund's fiscal year.

The second half of the year featured an extraordinarily strong rally in stock prices. The Standard & Poor's 500 Index2 (S&P 500 Index) rallied 64% from the early March low to its high late in the fiscal year. The rally was supported by improved economic reports, as government stimulus measures helped third-quarter Gross Domestic Product rise by 3.5%. The S&P 500 Index ended the entire reporting period with a return of 9.80%.

1	The 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. Merrill Lynch 91 Day Treasury Bill Index measures the return on U.S. Treasury Bills maturing in 90 days. Indexes are unmanaged and it is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.
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FUND PERFORMANCE

The Fund had a strong return for the fiscal year. After the initial equity market collapse, valuations on stocks appeared much more compelling, and the Fund's managers substantially increased the Fund's equity holdings. This increased exposure to the stock market generated large gains for the portfolio.

As the sharp rebound in stock prices advanced later in the fiscal year, the Fund's managers reduced the Fund's net exposure to the stock market and eventually took a net short position late in the fiscal year, in anticipation of a decline in stock prices.3 The rationale for the strategy shift was that the history of stock market bubbles, and of stock market valuations in general, supported a highly risk-averse strategy. With economic and financial conditions still precarious in Fund management's assessment, there was substantial fundamental support for this strategy. Since stock prices continued to rise sharply into the end of the fiscal year, however, this negative (short) position relative to stock prices resulted in losses to the portfolio. Despite that, the Fund's fiscal-year performance significantly exceeded that of its benchmark.

Among the Fund's equity sector returns, virtually all had positive returns for the fiscal year. Gold stocks were the strongest performing sector for the Fund. Gold stock prices were at historically low levels compared to the price of gold bullion at the start of the reporting period. This, combined with gold bullion prices hitting record highs at the end of the reporting period, produced significant returns for gold stocks.4 Materials and Energy stocks also were especially strong, as they rebounded significantly from their lows after the commodity bubble popped in the fall of 2008. Currency forward contracts and international government debt holdings also added to the Fund's returns, while short stock and stock index futures positions resulted in losses.5 With the Fund now being able to invest directly in gold bullion, a small position was added late in the reporting period.

3	The Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.
4	Investments in gold and precious metals may be subject to additional risks. The Fund's investments in gold bullion may involve higher custody and transaction costs than other investments in securities.
5	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and o ther financial standards.
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GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class A Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	6.64%
5 Years	(0.05)%
Start of Performance (12/4/2000)	5.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class B Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	6.51%
5 Years	0.00%
Start of Performance (12/4/2000)	5.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000/30%ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
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GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class C Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	10.88%
5 Years	0.32%
Start of Performance (12/4/2000)	4.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.

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Portfolio of Investments Summary
Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(56.2)%
Futures Contracts — Long (notional value)[2]	14.0%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	25.5%
International Equity Securities	17.4%
U.S. Equity Securities	16.0%
Mutual Funds	2.3%
U.S. Treasury Securities	6.8%
International Fixed-Income Securities	5.8%
Other Securities[3]	11.1%
Other Derivative Contracts[4]	(0.3)%
Cash Equivalents[5]	9.8%
Adjustment for Futures Contracts (notional value)[2]	(14.1)%
Collateral on Deposit for Securities Sold Short	58.6%
Other Assets and Liabilities — Net[6]	3.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Other Securities include exchange-traded funds, gold bullion and investment funds.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
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At October 31, 2009, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Materials	27.5%
Health Care	24.4%
Energy	19.2%
Consumer Staples	12.5%
Telecommunication Services	6.2%
Information Technology	4.7%
Industrials	2.9%
Consumer Discretionary	2.6%
TOTAL	100.0%

At October 31, 2009, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	34.7%
Financials	12.2%
Information Technology	14.8%
Health Care	6.9%
Consumer Staples	6.8%
Industrials	6.0%
Materials	5.9%
Telecommunication Services	1.8%
Energy	1.6%
Other[8]	9.3%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
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Portfolio of Investments

October 31, 2009

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 33.5%
		Biotechnology – 4.6%
410,000	[1]	Biogen Idec, Inc.	17,273,300
390,000	[1]	Cephalon, Inc.	21,286,200
350,000	[1]	Genzyme Corp.	17,710,000
390,000	[1]	Gilead Sciences, Inc.	16,594,500
		TOTAL	72,864,000
		Chemicals – 1.7%
532,000	[1]	Intrepid Potash, Inc.	13,704,320
270,000		The Mosaic Co.	12,617,100
		TOTAL	26,321,420
		Commercial Services & Supplies – 1.0%
330,000		Secom Co. Ltd.	15,433,639
		Energy Equipment & Services – 5.7%
350,000		Baker Hughes, Inc.	14,724,500
320,000		ENSCO International, Inc.	14,652,800
346,000		Noble Corp.	14,096,040
590,000		Patterson-UTI Energy, Inc.	9,192,200
930,000		Rowan Cos., Inc.	21,622,500
415,000	[1]	Unit Corp.	16,218,200
		TOTAL	90,506,240
		Food & Staples Retailing – 3.1%
420,000	[1]	BJ's Wholesale Club, Inc.	14,712,600
240,000		Familymart Co. Ltd.	7,146,393
250,000		Lawson, Inc.	11,162,741
700,000		Seven & I Holdings Co. Ltd.	15,346,414
		TOTAL	48,368,148
		Food Products – 1.1%
250,000		Archer-Daniels-Midland Co.	7,530,000
170,000		Bunge Ltd.	9,700,200
		TOTAL	17,230,200
		Hotels Restaurants & Leisure – 0.9%
530,000		Greek Organization of Football Prognostics	13,541,700
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		Life Sciences Tools & Services – 1.0%
730,000		Pharmaceutical Product Development, Inc.	15,731,500
		Metals & Mining – 7.5%
820,000		Barrick Gold Corp.	29,462,600
1,470,000		Kinross Gold Corp.	27,312,600
440,000		Newmont Mining Corp.	19,122,400
690,000	[1]	Pan American Silver Corp.	14,434,800
2,650,000		Yamana Gold, Inc.	28,222,500
		TOTAL	118,554,900
		Oil Gas & Consumable Fuels – 0.7%
493,945		Enerplus Resources Fund	10,728,485
		Pharmaceuticals – 2.5%
450,000		Bristol-Myers Squibb Co.	9,810,000
740,000		Takeda Pharmaceutical Co. Ltd.	29,758,080
		TOTAL	39,568,080
		Software – 1.6%
97,600		Nintendo Co. Ltd.	24,888,084
		Wireless Telecommunication Services – 2.1%
22,500		NTT DoCoMo, Inc.	32,776,271
		TOTAL COMMON STOCKS (IDENTIFIED COST $445,692,802)	526,512,667
		U.S. TREASURY – 32.3%
$250,000	[2]	United States Treasury Bill, 0.065%, 1/7/2010	249,988
70,000,000	[2,3]	United States Treasury Bill, 0.070%, 1/28/2010	69,991,964
65,000,000	[2,3]	United States Treasury Bill, 0.080%, 1/21/2010	64,995,307
30,000,000	[2,3]	United States Treasury Bill, 0.135%, 12/10/2009	29,998,812
68,000,000	[2,3]	United States Treasury Bill, 0.150%, 12/3/2009	67,999,123
200,000,000	[2,3]	United States Treasury Bills, 0.170% — 0.290%, 11/19/2009	199,998,820
33,500,000	[4]	United States Treasury Bond, 3.50%, 2/15/2039	29,370,080
46,000,000		United States Treasury Bond, 4.25%, 5/15/2039	46,100,625
		TOTAL U.S. TREASURY (IDENTIFIED COST $508,946,278)	508,704,719
		GOVERNMENTS/AGENCIES – 5.8%
23,500,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	7,402,500
10,401,350		Argentina, Government of, Note, 8.28%, 12/31/2033	7,384,958
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$22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	12,643,553
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	12,470,350
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	6,042,878
1,595,000,000		Hungary, Government of, 8.00%, 2/12/2015	8,769,341
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,431,478
78,500,000		Republic of South Africa, Bond, 7.50%, 1/15/2014	9,630,091
21,200,000	[5]	Turkey, Government of, 14.686%, 11/3/2010	13,020,812
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $73,150,171)	90,795,961
		INVESTMENT FUND – 4.8%
750,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $75,000,000)	74,978,850
		BULLION – 3.2%
48,437		Gold (IDENTIFIED COST $48,855,678)	50,626,777
		EXCHANGE-TRADED FUND – 3.1%
1,900,000		PowerShares DB Agriculture Fund (IDENTIFIED COST $46,722,564)	48,583,000
		MUTUAL FUNDS – 12.1%
2,760,000		Central Fund of Canada Ltd.	36,625,200
154,018,981	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	154,018,981
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $185,846,058)	190,644,181
		TOTAL INVESTMENTS — 94.8% (IDENTIFIED COST $1,384,213,551)[8]	1,490,846,155
		OTHER ASSETS AND LIABILITIES - NET — 5.2%[9]	82,411,327
		TOTAL NET ASSETS — 100%	$1,573,257,482
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Schedule of Securities Sold Short

Shares or Principal Amount		Value
130,000	Amazon.com, Inc.	$15,445,300
1,233,600	Amkor Technology, Inc.	6,797,136
1,030,000	AutoNation, Inc.	17,757,200
1,600,000	Avis Budget Group, Inc.	13,440,000
340,000	Bally Technologies, Inc.	13,392,600
950,000	CarMax, Inc.	18,686,500
1,600,000	CB Richard Ellis Services, Inc.	16,560,000
750,000	Coca-Cola Enterprises, Inc.	14,302,500
340,000	Credit Suisse Group AG, ADR	18,122,000
400,000	Cree, Inc.	16,840,000
1,200,000	Cypress Semiconductor Corp.	10,116,000
1,700,000	Delta Air Lines, Inc.	12,138,000
520,000	Dendreon Corp.	13,140,400
325,000	Digital Realty Trust, Inc.	14,667,250
510,000	Dr. Pepper Snapple Group, Inc.	13,902,600
850,000	Expedia, Inc.	19,269,500
200,000	Express Scripts, Inc., Class A	15,984,000
380,000	F5 Networks, Inc.	17,058,200
760,000	First Horizon National Corp.	8,990,800
2,970,000	Ford Motor Co.	20,790,000
265,000	Freeport-McMoRan Copper & Gold, Inc.	19,440,400
840,000	Gap (The), Inc.	17,925,600
835,000	Goodyear Tire & Rubber Co.	10,754,800
1,420,000	Hertz Global Holdings, Inc.	13,220,200
375,000	ICICI Bank Ltd., ADR	11,793,750
450,000	ISHARES FTSE/XINHUA CHINA 25	18,769,500
1,700,000	IShares MSCI Emerging Mkt	63,852,000
455,000	J. Crew Group, Inc.	18,554,900
775,000	Jefferies Group, Inc.	20,227,500
360,000	Life Technologies, Inc.	16,981,200
1,050,000	Macy's, Inc.	18,448,500
475,000	Massey Energy Co.	13,817,750
70,000	Mastercard, Inc.	15,331,400
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Shares or Principal Amount		Value
1,650,000	Micron Technology, Inc.	$11,203,500
360,000	O'Reilly Automotive, Inc.	13,420,800
650,000	Owens Corning, Inc.	14,371,500
750,000	Penske Automotive Group, Inc.	11,745,000
2,050,000	PMC-Sierra, Inc.	17,466,000
2,700,000	RF Micro Devices, Inc.	10,746,000
280,000	Salesforce.com, Inc.	15,890,000
570,000	SBA Communications, Corp.	16,079,700
435,000	Scotts Co.	17,669,700
900,000	Skyworks Solutions, Inc.	9,387,000
260,000	Smucker (J.M.) Co.	13,709,800
570,000	Starwood Hotels & Resorts Worldwide, Inc.	16,564,200
1,000,000	Temple-Inland, Inc.	15,450,000
3,000,000	Tenet Healthcare Corp.	15,360,000
450,000	TJX Cos., Inc.	16,807,500
1,250,000	Virgin Media, Inc.	17,462,500
630,000	Wells Fargo & Co.	17,337,600
560,000	Whole Foods Market, Inc.	17,953,600
430,000	WMS Industries, Inc.	17,191,400
1,050,000	Wyndham Worldwide Corp.	17,902,500
225,000	Wynn Resorts Ltd.	12,199,500
375,000	Yum! Brands, Inc.	12,356,250
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $811,851,249)	$884,791,536

  At October 31, 2009, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Long Futures	855	$220,803,750	December 2009	$(1,666,168)

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  At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/11/2010	11,836,500 PEN	$4,135,022	$4,068,309	$(66,713)
2/2/2010	26,489,190 SGD	27,300,000 NZD	$18,886,824	$558,812
2/2/2010	24,237,240 CAD	32,700,000 NZD	$22,400,223	$452,240
2/2/2010	2,028,392,280 JPY	32,400,000 NZD	$22,547,635	$724,467
2/3/2010	26,270,850 SGD	22,300,000 AUD	$18,731,073	$554,188
4/6/2010	82,698,640 NOK	15,200,000 CAD	$14,345,516	$267,139
4/8/2010	19,956,274 SGD	14,583,047 CHF	$14,225,185	$5,237
5/7/2010	5,868,120,000 KRW	$4,740,000	$4,957,229	$217,229
5/14/2010	165,900,000 RUB	$4,740,000	$5,480,945	$740,945
Contracts Sold:
11/23/2009	31,000,000 NZD	$20,791,390	$22,208,167	$(1,416,777)
12/2/2009	54,120,000 BRL	$30,000,000	$30,521,717	$(521,717)
12/16/2009	42,840,850,000 COP	$22,100,000	$21,335,043	$764,957
2/2/2010	32,400,000 NZD	2,028,392,280 JPY	$23,091,025	$(1,267,857)
2/2/2010	32,700,000 NZD	24,237,240 CAD	$23,304,831	$(1,356,848)
2/2/2010	27,300,000 NZD	26,489,190 SGD	$19,456,326	$(1,128,315)
2/3/2010	22,300,000 AUD	26,270,850 SGD	$19,877,902	$(1,701,017)
2/3/2010	35,700,000 AUD	$29,209,740	$31,822,471	$(2,612,731)
2/10/2010	13,000,000 EUR	$18,454,150	$19,123,572	$(669,422)
3/8/2010	34,700,000 AUD	$29,735,124	$30,814,784	$(1,079,660)
3/8/2010	11,981,610,000 JPY	$134,135,012	$133,232,819	$902,193
3/8/2010	62,700,000 NZD	$44,477,499	$44,570,984	$(93,485)
3/12/2010	128,356,800 NOK	$21,964,988	$22,291,874	$(326,886)
3/12/2010	210,991,198 SEK	$29,986,526	$29,771,480	$215,046
4/1/2010	392,456,250 CZK	$22,371,740	$21,695,437	$676,303
4/1/2010	172,482,750 ZAR	$21,748,194	$21,467,206	$280,988
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Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
4/5/2010	69,512,603 CAD	$64,470,973	$64,235,843	$235,130
4/5/2010	82,684,196 CAD	$76,727,104	$76,407,570	$319,534
4/6/2010	15,200,000 CAD	82,698,640 NOK	$14,046,126	$32,251
4/6/2010	4,135,725,000 HUF	$21,857,856	$21,675,636	$182,220
4/6/2010	65,319,750 PLN	$22,179,128	$22,333,792	$(154,664)
4/8/2010	14,583,047 CHF	19,956,274 SGD	$14,232,516	$(12,569)
5/7/2010	5,868,120,000 KRW	$4,981,426	$4,957,229	$24,197
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(5,255,585)
  Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
19

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices And Investments In Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$252,202,320	$ —	$ —	$252,202,320
International	124,257,025	150,053,322	—	274,310,347
Debt Securities:
U.S. Treasury	—	508,704,719	—	508,704,719
Governments/Agencies	—	90,795,961	—	90,795,961
Investment Fund	74,978,850	—	—	74,978,850
Bullion	50,626,777	—	—	50,626,777
Exchange-Traded Fund	48,583,000	—	—	48,583,000
Mutual Funds	190,644,181	—	—	190,644,181
TOTAL SECURITIES	$741,292,153	$749,554,002	$ —	$1,490,846,155
OTHER FINANCIAL INSTRUMENTS*	$(886,457,704)	$(5,255,585)	$ —	$(891,713,289)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Hybrid Notes
Balance as of November 1, 2008	$3,448,916
Realized gain (loss)	(29,098,921)
Change in unrealized appreciation (depreciation)	38,071,557
Net purchases (sales)	(12,421,552)
Balance as of October 31, 2009	$ —

  Annual Shareholder Report

  20

    The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  21

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value, including $154,018,981 of an investment in an affiliated issuer (Note 5) (identified cost $1,384,213,551)		$1,490,846,155
Cash dominated in foreign currencies (identified cost $768,815)		753,486
Deposit at broker for short sales		922,334,852
Receivable for investments sold		29,436,491
Receivable for shares sold		24,952,019
Receivable for foreign exchange contracts		7,153,076
Income receivable		4,879,816
TOTAL ASSETS		2,480,355,895
Liabilities:
Securities sold short, at value (proceeds $811,851,249)	$884,791,536
Payable for foreign exchange contracts	12,408,661
Payable for shares redeemed	3,940,824
Payable for investments purchased	3,280,890
Payable for daily variation margin	1,001,368
Dividends payable on short positions	89,250
Payable for shareholder services fee (Note 5)	672,856
Payable for distribution services fee (Note 5)	404,074
Accrued expenses	508,954
TOTAL LIABILITIES		907,098,413
Net assets for 142,462,624 shares outstanding		$1,573,257,482
Net Assets Consist of:
Paid-in capital		$1,844,249,499
Net unrealized appreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		18,862,059
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency translations		(320,611,386)
Undistributed net investment income		30,757,310
TOTAL NET ASSETS		$1,573,257,482
  Annual Shareholder Report
  22

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($835,964,018÷75,367,733 shares outstanding), no par value, unlimited shares authorized	$11.09
Offering price per share (100/94.50 of $11.09)	$11.74
Redemption proceeds per share	$11.09
Class B Shares:
Net asset value per share ($166,560,582÷15,152,689 shares outstanding), no par value, unlimited shares authorized	$10.99
Offering price per share	$10.99
Redemption proceeds per share (94.50/100 of $10.99)	$10.39
Class C Shares:
Net asset value per share ($489,259,811÷44,631,713 shares outstanding), no par value, unlimited shares authorized	$10.96
Offering price per share	$10.96
Redemption proceeds per share (99.00/100 of $10.96)	$10.85
Institutional Shares:
Net asset value per share ($81,473,071÷7,310,489 shares outstanding), no par value, unlimited shares authorized	$11.14
Offering price per share	$11.14
Redemption proceeds per share	$11.14
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  23

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $3,756,884 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $874,461)		$19,680,712
Interest		30,599,791
TOTAL INCOME		50,280,503
Expenses:
Investment adviser fee (Note 5)	$10,411,947
Administrative personnel and services fee (Note 5)	1,077,675
Custodian fees	127,966
Transfer and dividend disbursing agent fees and expenses	2,001,320
Directors'/Trustees' fees	10,225
Auditing fees	33,001
Legal fees	22,104
Portfolio accounting fees	188,710
Distribution services fee — Class B Shares (Note 5)	1,366,248
Distribution services fee — Class C Shares (Note 5)	3,375,331
Shareholder services fee — Class A Shares (Note 5)	1,750,038
Shareholder services fee — Class B Shares (Note 5)	455,416
Shareholder services fee — Class C Shares (Note 5)	1,095,824
Account administration fee — Class A Shares	6,247
Account administration fee — Class C Shares	409
Share registration costs	93,730
Printing and postage	710,391
Insurance premiums	8,272
Dividends on short positions	2,102,489
Miscellaneous	17,552
TOTAL EXPENSES	24,854,895
  Annual Shareholder Report
  24

  Statement of Operations — continued
Waivers, Reimbursement and Expense Reductions:
Waiver/reimbursement of investment adviser fee (Note 5)	$(869,888)
Waiver of administrative personnel and services fee (Note 5)	(21,210)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(47,778)
Reduction of custodian fees (Note 6)	(6,531)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		$(945,407)
Net expenses			$23,909,488
Net investment income			26,371,015
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(200,781,502)
Net realized loss on short sales			(18,675,553)
Net realized loss on futures contracts			(59,403,274)
Net realized gain on written options			5,018,882
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			459,905,344
Net change in unrealized depreciation of short sales			(72,940,287)
Net change in unrealized depreciation of futures contracts			(1,666,168)
Net change in unrealized depreciation on written options			6,856,239
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			118,313,681
Change in net assets resulting from operations			$144,684,696
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  25

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,371,015	$56,142,405
Net realized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(273,841,447)	100,621,766
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	392,155,128	(365,013,616)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,684,696	(208,249,445)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,826,874)	(42,762,897)
Class B Shares	(7,577,356)	(10,016,412)
Class C Shares	(17,195,671)	(22,300,645)
Institutional Shares	(346,178)	(111,676)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,946,079)	(75,191,630)
Share Transactions:
Proceeds from sale of shares	671,401,676	526,356,457
Net asset value of shares issued to shareholders in payment of distributions declared	41,230,658	57,468,587
Cost of shares redeemed	(601,415,722)	(854,744,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	111,216,612	(270,919,007)
Change in net assets	201,955,229	(554,360,082)
Net Assets:
Beginning of period	1,371,302,253	1,925,662,335
End of period (including undistributed net investment income of $30,757,310 and $40,649,747, respectively)	$1,573,257,482	$1,371,302,253
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  26

  Notes to Financial Statements

  October 31, 2009

  1. Organization

  Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
  27

  conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report
  28

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  Annual Shareholder Report
  29

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Exchange Contracts

  The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

  Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Annual Shareholder Report
  30

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Short Sales

  The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2009, the Fund had a net realized loss on short sales of $18,675,553.

  Options Contracts

  The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

  The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	15,500	$7,843,761
Contracts exercised	(2,800)	(1,603,579)
Contracts bought back	(2,700)	(1,546,308)
Contracts expired	(10,000)	(4,693,874)
Outstanding at October 31, 2009	—	$ —
  Annual Shareholder Report
  31

  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$7,153,076	Payable for foreign exchange contracts	$12,408,661
Equity contracts		—	Payable for daily variation margin	1,666,168*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,153,076		$14,074,829
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$42,028,265	—	$42,028,265
Equity contracts	$(59,403,274)	—	$5,018,882	(54,384,392)
Total	$(59,403,274)	$42,028,265	$5,018,882	$(12,356,127)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$(10,367,554)	—	$(10,367,554)
Equity contracts	$(1,666,168)	—	$6,856,239	5,190,071
Total	$(1,666,168)	$(10,367,554)	$6,856,239	$(5,177,483)

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered Annual Shareholder Report
  32

  offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. Shares of Beneficial Interest

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,339,133	$430,108,951	31,660,346	$389,360,969
Shares issued to shareholders in payment of distributions declared	2,234,350	23,054,476	2,775,926	33,809,164
Shares redeemed	(36,513,444)	(383,301,698)	(44,465,849)	(530,133,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,060,039	$69,861,729	(10,029,577)	$(106,963,439)
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,323,482	$14,216,697	1,934,966	$23,555,885
Shares issued to shareholders in payment of distributions declared	608,550	6,238,153	679,764	8,231,972
Shares redeemed	(6,138,694)	(64,447,604)	(7,261,201)	(86,900,792)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,206,662)	$(43,992,754)	(4,646,471)	$(55,112,935)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,963,665	$140,108,028	8,668,337	$105,602,213
Shares issued to shareholders in payment of distributions declared	1,145,371	11,710,051	1,270,437	15,343,355
Shares redeemed	(13,205,369)	(137,704,151)	(19,907,692)	(237,038,784)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	903,667	$14,113,928	(9,968,918)	$(116,093,216)
  Annual Shareholder Report
  33

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,090,710	$86,968,000	648,425	$7,837,390
Shares issued to shareholders in payment of distributions declared	21,684	227,978	6,935	84,096
Shares redeemed	(1,438,538)	(15,962,269)	(58,310)	(670,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,673,856	$71,233,709	597,050	$7,250,583
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,430,900	$111,216,612	(24,047,916)	$(270,919,007)

  4. Federal Tax Information

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted securities, discount accretion/premium amortization on debt securities and partnership adjustments.

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$ 17,682,627	$ (17,682,627)

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$53,946,079	$75,191,630

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$32,320,037
Net unrealized depreciation	$(19,402,174)
Capital loss carryforwards	$(283,909,880)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, passive foreign investment companies, and discount accretion/premium amortization on debt securities.

  Annual Shareholder Report
  34

  At October 31, 2009, the cost of investments for federal tax purposes was $1,418,950,275. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $71,895,880. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,817,099 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,921,219.

  At October 31, 2009, the Fund had a capital loss carryforward of $283,909,880 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572

  5. Investment Adviser Fee and Other Transactions with Affiliates

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $523,827 of its fee.

  Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $922,389.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
  Annual Shareholder Report
  35

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,210 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $532,081 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $200,282 in sales charges from the sale of Class A Shares. FSC also retained $5,874 of contingent deferred sales charges relating to redemptions of Class A Shares and $34,801 relating to redemptions of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,595 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

  Annual Shareholder Report
  36

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $346,061. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	193,695,807	1,753,060,735	1,792,737,561	154,018,981	$154,018,981	$3,756,884

  6. Expense Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $6,531 under these arrangements.

  The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $47,778 under these arrangements.

  7. Investment Transactions

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$1,450,099,345
Sales	$2,195,297,522
  Annual Shareholder Report
  37

  8. Line of Credit

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. Interfund Lending

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

  Annual Shareholder Report
  38

  11. Subsequent Events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. Federal Tax Information (unaudited)

  For the fiscal year ended October 31, 2009, 11.87% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

  Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 2.65% qualify for the dividend received deduction available to corporate shareholders.

  Annual Shareholder Report
  39

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED MARKET OPPORTUNITY FUND:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Market Opportunity Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

  Annual Shareholder Report
  40

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  41

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  42

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
  44

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
  Annual Shareholder Report
  45

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Market Opportunity Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

  During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  46

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
  47

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the periods covered by the report, the Fund's performance for the one-year period and the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Annual Shareholder Report
  48

  (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  Annual Shareholder Report
  49

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report
  50

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report
  51

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Market Opportunity Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 314172743
  Cusip 314172735
  Cusip 314172727

  26852 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Market Opportunity Fund

  A Portfolio of Federated Equity Funds

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2007[1]
	2009	2008
Net Asset Value, Beginning of Period	$10.29	$12.23	$12.16
Income From Investment Operations:
Net investment income	0.23[2]	0.50[2]	0.17[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.08	(1.88)	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	1.31	(1.38)	0.17
Less Distributions:
Distributions from net investment income	(0.46)	(0.56)	(0.10)
Net Asset Value, End of Period	$11.14	$10.29	$12.23
Total Return[4]	13.12%	(11.95)%	1.43%
Ratios to Average Net Assets:
Net expenses	1.22%[5]	0.95%[5]	0.97%[5,6]
Net expenses excluding dividends on short positions	0.99%[5]	0.95%[5]	0.97%[5,6]
Net investment income	2.05%	4.62%	4.30%[6]
Expense waiver/reimbursement[7]	0.07%	0.04%	0.03%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,473	$6,551	$484
Portfolio turnover	191%	255%	79%[8]
1	Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.21%, 0.95% and 0.97%, after taking into account these expense reductions for the years ended October 31, 2009 and 2008, and the period ended October 31, 2007, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,023.00	$6.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.85	$6.41
1	Expenses are equal to the Fund's annualized net expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  3

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (unaudited)

  During the 12-month reporting period ended October 31, 2009, the Fund produced a total return of 13.12%,1 based on net asset value. The total return for the Fund's benchmark of 70% Russell 3000 Value Index/30% U.S. Treasury 3-month bill was 3.94%.2 The return of the Russell 3000 Value Index, a broad-based market index, for the 12-month reporting period was 4.56%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.

  MARKET OVERVIEW

  The reporting period was a tale of two markets. The fiscal year started with global economies falling further into recession. Equity markets hit record high levels of volatility and suffered significant losses. In response, governments around the world coordinated efforts on interest-rate cuts and implemented a variety of capital- and financial-guarantee programs aimed at restoring the functioning of credit markets. The Federal Reserve Board, for example, lowered the federal funds target rate to a historic low, a range between 0% and 0.25%. The stock market bottomed in early March, about half way through the Fund's fiscal year.

  The second half of the year featured an extraordinarily strong rally in stock prices. The Standard & Poor's 500 Index3 (S&P 500 Index) rallied 64% from the early March low to its high late in the fiscal year. The rally was supported by improved economic reports, as government stimulus measures helped third-quarter Gross Domestic Product rise by 3.5%. The S&P 500 Index ended the entire reporting period with a return of 9.80%.

1	For the period prior to the Institutional Share's inception, performance shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
2	The 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. Merrill Lynch 91 Day Treasury Bill Index measures the return on U.S. Treasury Bills maturing in 90 days. Indexes are unmanaged and it is not possible to invest directly in an index.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.
  Annual Shareholder Report
  4

  FUND PERFORMANCE

  The Fund had a strong return for the fiscal year. After the initial equity market collapse, valuations on stocks appeared much more compelling, and the Fund's managers substantially increased the Fund's equity holdings. This increased exposure to the stock market generated large gains for the portfolio.

  As the sharp rebound in stock prices advanced later in the fiscal year, the Fund's managers reduced the Fund's net exposure to the stock market and eventually took a net short position late in the fiscal year, in anticipation of a decline in stock prices.4 The rationale for the strategy shift was that the history of stock market bubbles, and of stock market valuations in general, supported a highly risk-averse strategy. With economic and financial conditions still precarious in Fund management's assessment, there was substantial fundamental support for this strategy. Since stock prices continued to rise sharply into the end of the fiscal year, however, this negative (short) position relative to stock prices resulted in losses to the portfolio. Despite that, the Fund's fiscal-year performance significantly exceeded that of its benchmark.

  Among the Fund's equity sector returns, virtually all had positive returns for the fiscal year. Gold stocks were the strongest performing sector for the fund. Gold stock prices were at historically low levels compared to the price of gold bullion at the start of the reporting period. This, combined with gold bullion prices hitting record highs at the end of the reporting period, produced significant returns for gold stocks.5 Materials and Energy stocks also were especially strong, as they rebounded significantly from their lows after the commodity bubble popped in the fall of 2008. Currency forward contracts and international government debt holdings also added to the Fund's returns, while short stock and stock index futures positions resulted in losses.6 With the Fund now being able to invest directly in gold bullion, a small position was added late in the reporting period.

4	The Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.
5	Investments in gold and precious metals may be subject to additional risks. The Fund's investments in gold bullion may involve higher custody and transaction costs that investments in securities.
6	International investing involves special risks including currency risks, increased volatility, political risks and differences in audition and other financial standards.
  Annual Shareholder Report
  5

  GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

  The Fund's Institutional Shares commenced operations on June 29, 2007. The Fund offers three other classes of shares: Class A Shares, Class B Shares and Class C Shares. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Institutional Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	13.12%
5 Years	1.19%
Start of Performance (12/4/2000)	5.68%
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
  Annual Shareholder Report
  6

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  Annual Shareholder Report
  7

  Portfolio of Investments Summary
  Tables (unaudited)

  At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(56.2)%
Futures Contracts — Long (notional value)[2]	14.0%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	25.5%
International Equity Securities	17.4%
U.S. Equity Securities	16.0%
Mutual Funds	2.3%
U.S. Treasury Securities	6.8%
International Fixed-Income Securities	5.8%
Other Securities[3]	11.1%
Other Derivative Contracts[4]	(0.3)%
Cash Equivalents[5]	9.8%
Adjustment for Futures Contracts (notional value)[2]	(14.1)%
Collateral on Deposit for Securities Sold Short	58.6%
Other Assets and Liabilities — Net[6]	3.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Other Securities include exchange-traded funds, gold bullion and investment funds.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report
  8

  At October 31, 2009, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Materials	27.5%
Health Care	24.4%
Energy	19.2%
Consumer Staples	12.5%
Telecommunication Services	6.2%
Information Technology	4.7%
Industrials	2.9%
Consumer Discretionary	2.6%
TOTAL	100.0%

  At October 31, 2009, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	34.7%
Financials	12.2%
Information Technology	14.8%
Health Care	6.9%
Consumer Staples	6.8%
Industrials	6.0%
Materials	5.9%
Telecommunication Services	1.8%
Energy	1.6%
Other[8]	9.3%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
  Annual Shareholder Report
  9

  Portfolio of Investments

  October 31, 2009

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 33.5%
		Biotechnology – 4.6%
410,000	[1]	Biogen Idec, Inc.	17,273,300
390,000	[1]	Cephalon, Inc.	21,286,200
350,000	[1]	Genzyme Corp.	17,710,000
390,000	[1]	Gilead Sciences, Inc.	16,594,500
		TOTAL	72,864,000
		Chemicals – 1.7%
532,000	[1]	Intrepid Potash, Inc.	13,704,320
270,000		The Mosaic Co.	12,617,100
		TOTAL	26,321,420
		Commercial Services & Supplies – 1.0%
330,000		Secom Co. Ltd.	15,433,639
		Energy Equipment & Services – 5.7%
350,000		Baker Hughes, Inc.	14,724,500
320,000		ENSCO International, Inc.	14,652,800
346,000		Noble Corp.	14,096,040
590,000		Patterson-UTI Energy, Inc.	9,192,200
930,000		Rowan Cos., Inc.	21,622,500
415,000	[1]	Unit Corp.	16,218,200
		TOTAL	90,506,240
		Food & Staples Retailing – 3.1%
420,000	[1]	BJ's Wholesale Club, Inc.	14,712,600
240,000		Familymart Co. Ltd.	7,146,393
250,000		Lawson, Inc.	11,162,741
700,000		Seven & I Holdings Co. Ltd.	15,346,414
		TOTAL	48,368,148
		Food Products – 1.1%
250,000		Archer-Daniels-Midland Co.	7,530,000
170,000		Bunge Ltd.	9,700,200
		TOTAL	17,230,200
		Hotels Restaurants & Leisure – 0.9%
530,000		Greek Organization of Football Prognostics	13,541,700
  Annual Shareholder Report
  10

		Life Sciences Tools & Services – 1.0%
730,000		Pharmaceutical Product Development, Inc.	15,731,500
		Metals & Mining – 7.5%
820,000		Barrick Gold Corp.	29,462,600
1,470,000		Kinross Gold Corp.	27,312,600
440,000		Newmont Mining Corp.	19,122,400
690,000	[1]	Pan American Silver Corp.	14,434,800
2,650,000		Yamana Gold, Inc.	28,222,500
		TOTAL	118,554,900
		Oil Gas & Consumable Fuels – 0.7%
493,945		Enerplus Resources Fund	10,728,485
		Pharmaceuticals – 2.5%
450,000		Bristol-Myers Squibb Co.	9,810,000
740,000		Takeda Pharmaceutical Co. Ltd.	29,758,080
		TOTAL	39,568,080
		Software – 1.6%
97,600		Nintendo Co. Ltd.	24,888,084
		Wireless Telecommunication Services – 2.1%
22,500		NTT DoCoMo, Inc.	32,776,271
		TOTAL COMMON STOCKS (IDENTIFIED COST $445,692,802)	526,512,667
		U.S. TREASURY – 32.3%
$250,000	[2]	United States Treasury Bill, 0.065%, 1/7/2010	249,988
70,000,000	[2,3]	United States Treasury Bill, 0.070%, 1/28/2010	69,991,964
65,000,000	[2,3]	United States Treasury Bill, 0.080%, 1/21/2010	64,995,307
30,000,000	[2,3]	United States Treasury Bill, 0.135%, 12/10/2009	29,998,812
68,000,000	[2,3]	United States Treasury Bill, 0.150%, 12/3/2009	67,999,123
200,000,000	[2,3]	United States Treasury Bills, 0.170% — 0.290%, 11/19/2009	199,998,820
33,500,000	[4]	United States Treasury Bond, 3.50%, 2/15/2039	29,370,080
46,000,000		United States Treasury Bond, 4.25%, 5/15/2039	46,100,625
		TOTAL U.S. TREASURY (IDENTIFIED COST $508,946,278)	508,704,719
		GOVERNMENTS/AGENCIES – 5.8%
23,500,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	7,402,500
10,401,350		Argentina, Government of, Note, 8.28%, 12/31/2033	7,384,958
  Annual Shareholder Report
  11

$22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	12,643,553
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	12,470,350
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	6,042,878
1,595,000,000		Hungary, Government of, 8.00%, 2/12/2015	8,769,341
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,431,478
78,500,000		Republic of South Africa, Bond, 7.50%, 1/15/2014	9,630,091
21,200,000	[5]	Turkey, Government of, 14.686%, 11/3/2010	13,020,812
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $73,150,171)	90,795,961
		INVESTMENT FUND – 4.8%
750,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $75,000,000)	74,978,850
		BULLION – 3.2%
48,437		Gold (IDENTIFIED COST $48,855,678)	50,626,777
		EXCHANGE-TRADED FUND – 3.1%
1,900,000		PowerShares DB Agriculture Fund (IDENTIFIED COST $46,722,564)	48,583,000
		MUTUAL FUNDS – 12.1%
2,760,000		Central Fund of Canada Ltd.	36,625,200
154,018,981	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	154,018,981
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $185,846,058)	190,644,181
		TOTAL INVESTMENTS — 94.8% (IDENTIFIED COST $1,384,213,551)[8]	1,490,846,155
		OTHER ASSETS AND LIABILITIES - NET — 5.2%[9]	82,411,327
		TOTAL NET ASSETS — 100%	$1,573,257,482
Annual Shareholder Report
12

Schedule of Securities Sold Short

Shares or Principal Amount		Value
130,000	Amazon.com, Inc.	$15,445,300
1,233,600	Amkor Technology, Inc.	6,797,136
1,030,000	AutoNation, Inc.	17,757,200
1,600,000	Avis Budget Group, Inc.	13,440,000
340,000	Bally Technologies, Inc.	13,392,600
950,000	CarMax, Inc.	18,686,500
1,600,000	CB Richard Ellis Services, Inc.	16,560,000
750,000	Coca-Cola Enterprises, Inc.	14,302,500
340,000	Credit Suisse Group AG, ADR	18,122,000
400,000	Cree, Inc.	16,840,000
1,200,000	Cypress Semiconductor Corp.	10,116,000
1,700,000	Delta Air Lines, Inc.	12,138,000
520,000	Dendreon Corp.	13,140,400
325,000	Digital Realty Trust, Inc.	14,667,250
510,000	Dr. Pepper Snapple Group, Inc.	13,902,600
850,000	Expedia, Inc.	19,269,500
200,000	Express Scripts, Inc., Class A	15,984,000
380,000	F5 Networks, Inc.	17,058,200
760,000	First Horizon National Corp.	8,990,800
2,970,000	Ford Motor Co.	20,790,000
265,000	Freeport-McMoRan Copper & Gold, Inc.	19,440,400
840,000	Gap (The), Inc.	17,925,600
835,000	Goodyear Tire & Rubber Co.	10,754,800
1,420,000	Hertz Global Holdings, Inc.	13,220,200
375,000	ICICI Bank Ltd., ADR	11,793,750
450,000	ISHARES FTSE/XINHUA CHINA 25	18,769,500
1,700,000	IShares MSCI Emerging Mkt	63,852,000
455,000	J. Crew Group, Inc.	18,554,900
775,000	Jefferies Group, Inc.	20,227,500
360,000	Life Technologies, Inc.	16,981,200
1,050,000	Macy's, Inc.	18,448,500
475,000	Massey Energy Co.	13,817,750
70,000	Mastercard, Inc.	15,331,400
Annual Shareholder Report
13

Shares or Principal Amount		Value
1,650,000	Micron Technology, Inc.	$11,203,500
360,000	O'Reilly Automotive, Inc.	13,420,800
650,000	Owens Corning, Inc.	14,371,500
750,000	Penske Automotive Group, Inc.	11,745,000
2,050,000	PMC-Sierra, Inc.	17,466,000
2,700,000	RF Micro Devices, Inc.	10,746,000
280,000	Salesforce.com, Inc.	15,890,000
570,000	SBA Communications, Corp.	16,079,700
435,000	Scotts Co.	17,669,700
900,000	Skyworks Solutions, Inc.	9,387,000
260,000	Smucker (J.M.) Co.	13,709,800
570,000	Starwood Hotels & Resorts Worldwide, Inc.	16,564,200
1,000,000	Temple-Inland, Inc.	15,450,000
3,000,000	Tenet Healthcare Corp.	15,360,000
450,000	TJX Cos., Inc.	16,807,500
1,250,000	Virgin Media, Inc.	17,462,500
630,000	Wells Fargo & Co.	17,337,600
560,000	Whole Foods Market, Inc.	17,953,600
430,000	WMS Industries, Inc.	17,191,400
1,050,000	Wyndham Worldwide Corp.	17,902,500
225,000	Wynn Resorts Ltd.	12,199,500
375,000	Yum! Brands, Inc.	12,356,250
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $811,851,249)	$884,791,536

  At October 31, 2009, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Long Futures	855	$220,803,750	December 2009	$(1,666,168)

Annual Shareholder Report

14

  At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/11/2010	11,836,500 PEN	$4,135,022	$4,068,309	$(66,713)
2/2/2010	26,489,190 SGD	27,300,000 NZD	$18,886,824	$558,812
2/2/2010	24,237,240 CAD	32,700,000 NZD	$22,400,223	$452,240
2/2/2010	2,028,392,280 JPY	32,400,000 NZD	$22,547,635	$724,467
2/3/2010	26,270,850 SGD	22,300,000 AUD	$18,731,073	$554,188
4/6/2010	82,698,640 NOK	15,200,000 CAD	$14,345,516	$267,139
4/8/2010	19,956,274 SGD	14,583,047 CHF	$14,225,185	$5,237
5/7/2010	5,868,120,000 KRW	$4,740,000	$4,957,229	$217,229
5/14/2010	165,900,000 RUB	$4,740,000	$5,480,945	$740,945
Contracts Sold:
11/23/2009	31,000,000 NZD	$20,791,390	$22,208,167	$(1,416,777)
12/2/2009	54,120,000 BRL	$30,000,000	$30,521,717	$(521,717)
12/16/2009	42,840,850,000 COP	$22,100,000	$21,335,043	$764,957
2/2/2010	32,400,000 NZD	2,028,392,280 JPY	$23,091,025	$(1,267,857)
2/2/2010	32,700,000 NZD	24,237,240 CAD	$23,304,831	$(1,356,848)
2/2/2010	27,300,000 NZD	26,489,190 SGD	$19,456,326	$(1,128,315)
2/3/2010	22,300,000 AUD	26,270,850 SGD	$19,877,902	$(1,701,017)
2/3/2010	35,700,000 AUD	$29,209,740	$31,822,471	$(2,612,731)
2/10/2010	13,000,000 EUR	$18,454,150	$19,123,572	$(669,422)
3/8/2010	34,700,000 AUD	$29,735,124	$30,814,784	$(1,079,660)
3/8/2010	11,981,610,000 JPY	$134,135,012	$133,232,819	$902,193
3/8/2010	62,700,000 NZD	$44,477,499	$44,570,984	$(93,485)
3/12/2010	128,356,800 NOK	$21,964,988	$22,291,874	$(326,886)
3/12/2010	210,991,198 SEK	$29,986,526	$29,771,480	$215,046
4/1/2010	392,456,250 CZK	$22,371,740	$21,695,437	$676,303
4/1/2010	172,482,750 ZAR	$21,748,194	$21,467,206	$280,988
Annual Shareholder Report
15

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
4/5/2010	69,512,603 CAD	$64,470,973	$64,235,843	$235,130
4/5/2010	82,684,196 CAD	$76,727,104	$76,407,570	$319,534
4/6/2010	15,200,000 CAD	82,698,640 NOK	$14,046,126	$32,251
4/6/2010	4,135,725,000 HUF	$21,857,856	$21,675,636	$182,220
4/6/2010	65,319,750 PLN	$22,179,128	$22,333,792	$(154,664)
4/8/2010	14,583,047 CHF	19,956,274 SGD	$14,232,516	$(12,569)
5/7/2010	5,868,120,000 KRW	$4,981,426	$4,957,229	$24,197
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(5,255,585)
  Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
16

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices And Investments In Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$252,202,320	$ —	$ —	$252,202,320
International	124,257,025	150,053,322	—	274,310,347
Debt Securities:
U.S. Treasury	—	508,704,719	—	508,704,719
Governments/Agencies	—	90,795,961	—	90,795,961
Investment Fund	74,978,850	—	—	74,978,850
Bullion	50,626,777	—	—	50,626,777
Exchange-Traded Fund	48,583,000	—	—	48,583,000
Mutual Funds	190,644,181	—	—	190,644,181
TOTAL SECURITIES	$741,292,153	$749,554,002	$ —	$1,490,846,155
OTHER FINANCIAL INSTRUMENTS*	$(886,457,704)	$(5,255,585)	$ —	$(891,713,289)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Hybrid Notes
Balance as of November 1, 2008	$3,448,916
Realized gain (loss)	(29,098,921)
Change in unrealized appreciation (depreciation)	38,071,557
Net purchases (sales)	(12,421,552)
Balance as of October 31, 2009	$ —

  Annual Shareholder Report

  17

    The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  18

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value, including $154,018,981 of an investment in an affiliated issuer (Note 5) (identified cost $1,384,213,551)		$1,490,846,155
Cash dominated in foreign currencies (identified cost $768,815)		753,486
Deposit at broker for short sales		922,334,852
Receivable for investments sold		29,436,491
Receivable for shares sold		24,952,019
Receivable for foreign exchange contracts		7,153,076
Income receivable		4,879,816
TOTAL ASSETS		2,480,355,895
Liabilities:
Securities sold short, at value (proceeds $811,851,249)	$884,791,536
Payable for foreign exchange contracts	12,408,661
Payable for shares redeemed	3,940,824
Payable for investments purchased	3,280,890
Payable for daily variation margin	1,001,368
Dividends payable on short positions	89,250
Payable for shareholder services fee (Note 5)	672,856
Payable for distribution services fee (Note 5)	404,074
Accrued expenses	508,954
TOTAL LIABILITIES		907,098,413
Net assets for 142,462,624 shares outstanding		$1,573,257,482
Net Assets Consist of:
Paid-in capital		$1,844,249,499
Net unrealized appreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		18,862,059
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency translations		(320,611,386)
Undistributed net investment income		30,757,310
TOTAL NET ASSETS		$1,573,257,482
  Annual Shareholder Report
  19

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($835,964,018÷75,367,733 shares outstanding), no par value, unlimited shares authorized	$11.09
Offering price per share (100/94.50 of $11.09)	$11.74
Redemption proceeds per share	$11.09
Class B Shares:
Net asset value per share ($166,560,582÷15,152,689 shares outstanding), no par value, unlimited shares authorized	$10.99
Offering price per share	$10.99
Redemption proceeds per share (94.50/100 of $10.99)	$10.39
Class C Shares:
Net asset value per share ($489,259,811÷44,631,713 shares outstanding), no par value, unlimited shares authorized	$10.96
Offering price per share	$10.96
Redemption proceeds per share (99.00/100 of $10.96)	$10.85
Institutional Shares:
Net asset value per share ($81,473,071÷7,310,489 shares outstanding), no par value, unlimited shares authorized	$11.14
Offering price per share	$11.14
Redemption proceeds per share	$11.14
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  20

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $3,756,884 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $874,461)		$19,680,712
Interest		30,599,791
TOTAL INCOME		50,280,503
Expenses:
Investment adviser fee (Note 5)	$10,411,947
Administrative personnel and services fee (Note 5)	1,077,675
Custodian fees	127,966
Transfer and dividend disbursing agent fees and expenses	2,001,320
Directors'/Trustees' fees	10,225
Auditing fees	33,001
Legal fees	22,104
Portfolio accounting fees	188,710
Distribution services fee — Class B Shares (Note 5)	1,366,248
Distribution services fee — Class C Shares (Note 5)	3,375,331
Shareholder services fee — Class A Shares (Note 5)	1,750,038
Shareholder services fee — Class B Shares (Note 5)	455,416
Shareholder services fee — Class C Shares (Note 5)	1,095,824
Account administration fee — Class A Shares	6,247
Account administration fee — Class C Shares	409
Share registration costs	93,730
Printing and postage	710,391
Insurance premiums	8,272
Dividends on short positions	2,102,489
Miscellaneous	17,552
TOTAL EXPENSES	24,854,895
  Annual Shareholder Report
  21

  Statement of Operations — continued
Waivers, Reimbursement and Expense Reductions:
Waiver/reimbursement of investment adviser fee (Note 5)	$(869,888)
Waiver of administrative personnel and services fee (Note 5)	(21,210)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(47,778)
Reduction of custodian fees (Note 6)	(6,531)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		$(945,407)
Net expenses			$23,909,488
Net investment income			26,371,015
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(200,781,502)
Net realized loss on short sales			(18,675,553)
Net realized loss on futures contracts			(59,403,274)
Net realized gain on written options			5,018,882
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			459,905,344
Net change in unrealized depreciation of short sales			(72,940,287)
Net change in unrealized depreciation of futures contracts			(1,666,168)
Net change in unrealized depreciation on written options			6,856,239
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			118,313,681
Change in net assets resulting from operations			$144,684,696
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  22

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,371,015	$56,142,405
Net realized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(273,841,447)	100,621,766
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	392,155,128	(365,013,616)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,684,696	(208,249,445)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,826,874)	(42,762,897)
Class B Shares	(7,577,356)	(10,016,412)
Class C Shares	(17,195,671)	(22,300,645)
Institutional Shares	(346,178)	(111,676)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,946,079)	(75,191,630)
Share Transactions:
Proceeds from sale of shares	671,401,676	526,356,457
Net asset value of shares issued to shareholders in payment of distributions declared	41,230,658	57,468,587
Cost of shares redeemed	(601,415,722)	(854,744,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	111,216,612	(270,919,007)
Change in net assets	201,955,229	(554,360,082)
Net Assets:
Beginning of period	1,371,302,253	1,925,662,335
End of period (including undistributed net investment income of $30,757,310 and $40,649,747, respectively)	$1,573,257,482	$1,371,302,253
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  23

  Notes to Financial Statements

  October 31, 2009

  1. Organization

  Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
  24

  conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report
  25

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Exchange Contracts

  The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

  Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Short Sales

  The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2009, the Fund had a net realized loss on short sales of $18,675,553.

  Options Contracts

  The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

  The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	15,500	$7,843,761
Contracts exercised	(2,800)	(1,603,579)
Contracts bought back	(2,700)	(1,546,308)
Contracts expired	(10,000)	(4,693,874)
Outstanding at October 31, 2009	—	$ —
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  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$7,153,076	Payable for foreign exchange contracts	$12,408,661
Equity contracts		—	Payable for daily variation margin	1,666,168*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,153,076		$14,074,829
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$42,028,265	—	$42,028,265
Equity contracts	$(59,403,274)	—	$5,018,882	(54,384,392)
Total	$(59,403,274)	$42,028,265	$5,018,882	$(12,356,127)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$(10,367,554)	—	$(10,367,554)
Equity contracts	$(1,666,168)	—	$6,856,239	5,190,071
Total	$(1,666,168)	$(10,367,554)	$6,856,239	$(5,177,483)

  Restricted Securities

  Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered Annual Shareholder Report
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  offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. Shares of Beneficial Interest

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,339,133	$430,108,951	31,660,346	$389,360,969
Shares issued to shareholders in payment of distributions declared	2,234,350	23,054,476	2,775,926	33,809,164
Shares redeemed	(36,513,444)	(383,301,698)	(44,465,849)	(530,133,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,060,039	$69,861,729	(10,029,577)	$(106,963,439)
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,323,482	$14,216,697	1,934,966	$23,555,885
Shares issued to shareholders in payment of distributions declared	608,550	6,238,153	679,764	8,231,972
Shares redeemed	(6,138,694)	(64,447,604)	(7,261,201)	(86,900,792)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,206,662)	$(43,992,754)	(4,646,471)	$(55,112,935)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,963,665	$140,108,028	8,668,337	$105,602,213
Shares issued to shareholders in payment of distributions declared	1,145,371	11,710,051	1,270,437	15,343,355
Shares redeemed	(13,205,369)	(137,704,151)	(19,907,692)	(237,038,784)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	903,667	$14,113,928	(9,968,918)	$(116,093,216)
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Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,090,710	$86,968,000	648,425	$7,837,390
Shares issued to shareholders in payment of distributions declared	21,684	227,978	6,935	84,096
Shares redeemed	(1,438,538)	(15,962,269)	(58,310)	(670,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,673,856	$71,233,709	597,050	$7,250,583
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,430,900	$111,216,612	(24,047,916)	$(270,919,007)

  4. Federal Tax Information

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted securities, discount accretion/premium amortization on debt securities and partnership adjustments.

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$ 17,682,627	$ (17,682,627)

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$53,946,079	$75,191,630

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$32,320,037
Net unrealized depreciation	$(19,402,174)
Capital loss carryforwards	$(283,909,880)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, passive foreign investment companies and discount accretion/premium amortization on debt securities.

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  At October 31, 2009, the cost of investments for federal tax purposes was $1,418,950,275. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $71,895,880. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,817,099 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,921,219.

  At October 31, 2009, the Fund had a capital loss carryforward of $283,909,880 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572

  5. Investment Adviser Fee and Other Transactions with Affiliates

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $523,827 of its fee.

  Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $922,389.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,210 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $532,081 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $200,282 in sales charges from the sale of Class A Shares. FSC also retained $5,874 of contingent deferred sales charges relating to redemptions of Class A Shares and $34,801 relating to redemptions of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,595 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

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  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $346,061. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	193,695,807	1,753,060,735	1,792,737,561	154,018,981	$154,018,981	$3,756,884

  6. Expense Reduction

  Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $6,531 under these arrangements.

  The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $47,778 under these arrangements.

  7. Investment Transactions

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$1,450,099,345
Sales	$2,195,297,522
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  8. Line of Credit

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

  9. Interfund Lending

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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  11. Subsequent Events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  12. Federal Tax Information (unaudited)

  For the fiscal year ended October 31, 2009, 11.87% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

  Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 2.65% qualify for the dividend received deduction available to corporate shareholders.

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  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED MARKET OPPORTUNITY FUND:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Market Opportunity Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

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  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

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  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report
  39

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report
  40

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
  Annual Shareholder Report
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  Evaluation and Approval of Advisory Contract - May 2009

  Federated Market Opportunity Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

  During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report
  43

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
  44

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the periods covered by the report, the Fund's performance for the one-year period and the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Annual Shareholder Report
  45

  (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Market Opportunity Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 314172453

  37774 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Mid Cap Growth Strategies Fund

  Established 1984

  A Portfolio of Federated Equity Funds

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Class A Shares
  Class B Shares
  Class C Shares
  Class K Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Class A Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$24.05	$45.41	$36.12	$31.85	$27.44
Income From Investment Operations:
Net investment income (loss)	0.09[2]	(0.00)[2,3]	(0.12)[2]	(0.09)[2]	(0.10)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.61	(17.11)	9.41	4.36	4.51
TOTAL FROM INVESTMENT OPERATIONS	2.70	(17.11)	9.29	4.27	4.41
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(4.25)	—	—	—
Regulatory Settlement Proceeds	0.02[4]	—	—	—	—
Net Asset Value, End of Period	$26.77	$24.05	$45.41	$36.12	$31.85
Total Return[5]	11.31%[4]	(41.21)%	25.72%	13.41%	16.07%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.99%[8]	0.99%[8]	0.98%[8]	0.99%[8]	1.21%[8]
Net investment income (loss)	0.37%	(0.00)%[9]	(0.29)%	(0.25)%	(0.32)%
Expense waiver/reimbursement[10]	0.45%	0.32%	0.28%	0.28%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$298,431	$293,777	$544,647	$492,751	$537,322
Portfolio turnover	207%	215%	118%	115%	139%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.07% on the total return.
7	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96%, 0.98%, 0.98%, 0.99% and 1.19% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
9	Represents less than 0.01%.
10	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Financial Highlights - Class B Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$21.23	$40.89	$32.77	$29.13	$25.31
Income from Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.24)[2]	(0.38)[2]	(0.34)[2]	(0.32)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.27	(15.17)	8.50	3.98	4.14
TOTAL FROM INVESTMENT OPERATIONS	2.21	(15.41)	8.12	3.64	3.82
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(4.25)	—	—	—
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$23.46	$21.23	$40.89	$32.77	$29.13
Total Return[4]	10.50%[3]	(41.65)%	24.78%	12.50%	15.09%
Ratios to Average Net Assets:
Net expenses[5]	1.73%[6]	1.74%[6]	1.74%[6]	1.79%[6]	2.04%[6]
Net investment loss	(0.28)%	(0.75)%	(1.05)%	(1.05)%	(1.13)%
Expense waiver/reimbursement[7]	0.52%	0.39%	0.34%	0.26%	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,669	$21,592	$76,376	$92,883	$129,155
Portfolio turnover	207%	215%	118%	115%	139%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.14% on the total return. (See Notes to Financial Statements, Note 8.)
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.69%, 1.73%, 1.74%, 1.78% and 2.02% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  2

  Financial Highlights - Class C Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$21.47	$41.29	$33.10	$29.41	$25.56
Income from Investment Operations:
Net investment income (loss)	(0.08)[2]	(0.24)[2]	(0.39)[2]	(0.33)[2]	(0.33)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.31	(15.33)	8.58	4.02	4.18
TOTAL FROM INVESTMENT OPERATIONS	2.23	(15.57)	8.19	3.69	3.85
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(4.25)	—	—	—
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$23.72	$21.47	$41.29	$33.10	$29.41
Total Return[4]	10.48%[3]	(41.64)%	24.74%	12.55%	15.06%
Ratios to Average Net Assets:
Net expenses[5]	1.74%[6]	1.74%[6]	1.74%[6]	1.77%[6]	2.04%[6]
Net investment loss	(0.36)%	(0.75)%	(1.04)%	(1.03)%	(1.13)%
Expense waiver/reimbursement[7]	0.49%	0.35%	0.29%	0.26%	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,880	$13,227	$27,366	$29,341	$30,903
Portfolio turnover	207%	215%	118%	115%	139%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return. (See Notes to Financial Statements, Note 8.)
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.71%, 1.73%, 1.73%, 1.77% and 2.02% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  3

  Financial Highlights - Class K Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2007[1]
	2009	2008
Net Asset Value, Beginning of Period	$23.97	$45.41	$37.77
Income from Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.18)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.63	(17.01)	7.80
TOTAL FROM INVESTMENT OPERATIONS	2.57	(17.19)	7.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	(4.25)	—
Net Asset Value, End of Period	$26.54	$23.97	$45.41
Total Return[3]	10.72%	(41.40)%	20.23%
Ratios to Average Net Assets:
Net expenses[4]	1.49%[5]	1.49%[5]	1.47%[5,6]
Net investment income (loss)	(0.26)%	(0.51)%	(0.81)%[6]
Expense waiver/reimbursement[7]	0.37%	0.30%	0.26%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$461	$150	$0[8]
Portfolio turnover	207%	215%	118%[9]
1	Reflects operations for the period from December 12, 2006 (date of initial public offering) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006, and may not be increased until after December 31, 2010.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.46%, 1.47% and 1.46% for the years ended October 31, 2009 and 2008, and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2007.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  4

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  5

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,117.30	$5.28
Class B Shares	$1,000	$1,113.40	$9.06
Class C Shares	$1,000	$1,113.10	$9.27
Class K Shares	$1,000	$1,114.20	$7.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.21	$5.04
Class B Shares	$1,000	$1,016.64	$8.64
Class C Shares	$1,000	$1,016.43	$8.84
Class K Shares	$1,000	$1,017.69	$7.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.99%
Class B Shares	1.70%
Class C Shares	1.74%
Class K Shares	1.49%
  Annual Shareholder Report
  6

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (unaudited)

  The Fund's total return, based on net asset value, for the fiscal year ended October 31, 2009, was 11.31% for the Class A Shares, 10.50% for the Class B Shares, 10.48% for the Class C Shares and 10.72% for the Class K Shares. The total return of the Russell Midcap Growth Index (RMCGI)1 was 22.48% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RMCGI.

  MARKET OVERVIEW

  Mid-cap growth stocks, as measured by the RMCGI, had a strong 12-month period. Mid-cap growth stocks outpaced mid cap value stocks by 796 basis points and also outperformed the Standard & Poor's 500 Index2 by 1268 basis points over the 12-month reporting period.

  The biggest investment issues in the period were the sharp decline in global economic activity brought about by collapsing real estate prices and the strong rebound in equity markets after unprecedented fiscal and monetary stimuli.

1	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Investments cannot be made directly in an index.
2	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
  Annual Shareholder Report
  7

  FUND PERFORMANCE

  The Fund underperformed its benchmark RMCGI by 1117 basis points, and ranked in the 71 percentile of the Mid Cap Growth Peer Group of Morningstar3 and in the 73 percentile of the Lipper Mid Cap Peer Group.4

  Equity market performance during the fiscal year was dominated by the market's preference for high beta, small capitalization, lower quality stocks, which is contrary to the Fund's investment style and detracted from the Fund's performance relative to its benchmark. The Consumer Discretionary, Materials and Information Technology sectors provided the highest market returns during the fiscal year.

  The Fund's performance relative to its benchmark was aided by its stock selection in the Consumer Discretionary sector, and by its stock selection and overweighted position relative to its benchmark in the Materials sector. Positive individual contributors to Fund performance were Lubrizol Corp., Cognizant Technology Solutions Corp. and Kohl's Corp.

  The Fund's overall underperformance relative to its benchmark resulted primarily from stock selection in Health Care (where the Fund's positions in biotech stocks were negative contributors), and in the Information Technology sector (where the market preference for lower quality stocks prevailed). Specific holdings that detracted from Fund performance included Cephalon, Inc., Penn Virginia Corp. and Genzyme.

3	Morningstar Category identifies funds based on their actual investment styles as measured by their underlying portfolio holdings over the past three years. For the year ending October 31, 2009, the Fund ranked in the 56 percentile out of 636 funds and in the 74 percentile out of 328 funds for the five- and ten-year periods, respectively. 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
4	For the year ending October 31, 2009, the Fund ranked 143 out of 308 funds and 76 out of 161 funds for the five- and ten-year periods, respectively. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
  Annual Shareholder Report
  8

  GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid Cap Growth Strategies Fund (Class A Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the Russell Midcap Growth Index (RMCGI)2 and the Lipper Mid-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	5.19%
5 Years	0.46%
10 Years	-1.11%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
3	Total returns quoted reflect all applicable sales charges.
  Annual Shareholder Report
  9

  GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid Cap Growth Strategies Fund (Class B Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the Russell Midcap Growth Index (RMCGI)2 and the Lipper Mid-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	5.00%
5 Years	0.46%
10 Years	-1.16%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
  Annual Shareholder Report
  10

  GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid Cap Growth Strategies Fund (Class C Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the Russell Midcap Growth Index (RMCGI)2 and the Lipper Mid-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	9.48
5 Years	0.82%
10 Years	-1.29%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
  Annual Shareholder Report
  11

  GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

  The Federated Mid Cap Growth Strategies Fund (Class K Shares) (the “Fund”) commenced operations on December 12, 2006. The Fund offers three other classes of shares: Class A Shares, Class B Shares and Class C Shares. For the period prior to commencement of operations of Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Class K Shares from October 31, 1999 to October 31, 2009, compared to the Russell Midcap Growth Index (RMCGI),2 and the Lipper Mid-Cap Growth Funds Average (LMCGFA).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	10.72%
5 Years	1.16%
10 Years	-1.02%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund with no sales load. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The RMCGI is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The LMCGFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
  Annual Shareholder Report
  12

  Portfolio of Investments Summary Table (unaudited)

  At October 31, 2009, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	24.1%
Consumer Discretionary	17.0%
Industrials	12.4%
Health Care	12.3%
Materials	9.8%
Energy	7.8%
Financials	6.0%
Consumer Staples	4.2%
Telecommunication Services	1.1%
Utilities	0.4%
Other Securities[2]	3.2%
Securities Lending Collateral[3]	7.5%
Cash Equivalents[4]	1.4%
Other Assets and Liabilities — Net[5]	(7.2)%
TOTAL	100.0%

1	Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification System Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Securities include Exchange-Traded Funds.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing cash collateral for securities lending).
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

  Annual Shareholder Report

  13

  Portfolio of Investments

  October 31, 2009

Shares			Value
		Common Stocks – 95.1%
		Consumer Discretionary – 17.0%
24,200	[1]	Apollo Group, Inc., Class A	1,381,820
160,300	[1]	Bed Bath & Beyond, Inc.	5,644,163
93,080		BorgWarner, Inc.	2,822,185
226,400	[1]	Coach, Inc.	7,464,408
62,900		Darden Restaurants, Inc.	1,906,499
15,300		DeVRY, Inc.	845,937
113,300	[1]	Gymboree Corp.	4,823,181
147,500	[1]	Kohl's Corp.	8,439,950
53,800		Magna International, Inc., Class A	2,132,094
123,800	[2]	Nordstrom, Inc.	3,934,364
106,800		Penney (J.C.) Co., Inc.	3,538,284
200,800		TJX Cos., Inc.	7,499,880
41,700		Tiffany & Co.	1,638,393
266,188		Wendy's/Arby's Group, Inc.	1,051,443
52,300		Yum! Brands, Inc.	1,723,285
		TOTAL	54,845,886
		Consumer Staples – 4.2%
221,100		Avon Products, Inc.	7,086,255
52,100		Clorox Corp.	3,085,883
85,500		H.J. Heinz Co.	3,440,520
		TOTAL	13,612,658
		Energy – 7.8%
531,200	[1]	Advantage Oil & Gas Ltd.	3,272,192
93,266	[1,2]	Alpha Natural Resources, Inc.	3,168,246
48,400	[1,2]	Cameron International Corp.	1,789,348
49,000		Chesapeake Energy Corp.	1,200,500
59,000	[1]	Concho Resources, Inc.	2,248,490
63,500		Murphy Oil Corp.	3,882,390
91,124	[1]	Petrohawk Energy Corp.	2,143,237
60,700		Smith International, Inc.	1,683,211
40,900	[1]	Southwestern Energy Co.	1,782,422
67,900	[1]	Whiting Petroleum Corp.	3,829,560
		TOTAL	24,999,596
  Annual Shareholder Report
  14

		Financials – 6.0%
124,700		Annaly Capital Management, Inc.	2,108,677
10,400		Goldman Sachs Group, Inc.	1,769,768
23,900	[1]	InterContinentalExchange, Inc.	2,394,541
253,818		Invesco Ltd.	5,368,251
94,700		Lazard Ltd., Class A	3,574,925
81,800	[2]	T. Rowe Price Group, Inc.	3,986,114
		TOTAL	19,202,276
		Health Care – 12.3%
32,000	[1]	Cephalon, Inc.	1,746,560
17,900	[1]	Edwards Lifesciences Corp.	1,377,226
48,900	[1]	Forest Laboratories, Inc., Class A	1,353,063
76,900	[1]	Gilead Sciences, Inc.	3,272,095
361,100	[1]	Health Management Association, Class A	2,202,710
47,200	[1,2]	Illumina, Inc.	1,515,120
43,715		Life Technologies, Inc.	2,062,035
60,700	[1]	Medco Health Solutions, Inc.	3,406,484
193,939	[1]	Momenta Pharmaceuticals, Inc.	1,768,724
54,400	[1,2]	Myriad Genetics, Inc.	1,320,832
139,200	[1]	Regeneron Pharmaceuticals, Inc.	2,185,440
415,900	[1]	Seattle Genetics, Inc.	3,776,372
161,700	[1]	Talecris Biotherapeutics Holdings Corp.	3,243,702
38,100		UnitedHealth Group, Inc.	988,695
44,400		Universal Health Services, Inc., Class B	2,470,860
89,700	[1]	Vertex Pharmaceuticals, Inc.	3,010,332
18,000	[1]	Wellpoint, Inc.	841,680
189,700	[1]	Xenoport, Inc.	3,169,887
		TOTAL	39,711,817
		Industrials – 12.4%
129,800		AMETEK, Inc.	4,528,722
89,600		C.H. Robinson Worldwide, Inc.	4,937,856
146,500		Expeditors International Washington, Inc.	4,720,230
19,500		Flowserve Corp.	1,915,095
70,300		Fluor Corp.	3,122,726
114,800	[1]	Foster Wheeler AG	3,213,252
38,400		Harsco Corp.	1,209,216
30,000	[1]	Jacobs Engineering Group, Inc.	1,268,700
59,900		Precision Castparts Corp.	5,722,247
  Annual Shareholder Report
  15

136,800		Roper Industries, Inc.	6,915,240
47,700		SPX Corp.	2,517,606
		TOTAL	40,070,890
		Information Technology – 24.1%
199,500	[1]	Activision Blizzard, Inc.	2,160,585
186,400	[1]	Agilent Technologies, Inc.	4,611,536
232,500	[2]	Altera Corp.	4,601,175
163,300	[1]	Amdocs Ltd.	4,115,160
126,900		Analog Devices, Inc.	3,252,447
14,450	[1]	Apple, Inc.	2,723,825
274,400	[1,2]	Broadcom Corp.	7,301,784
92,400	[1]	Citrix Systems, Inc.	3,396,624
164,100	[1]	Cognizant Technology Solutions Corp.	6,342,465
177,700	[1]	Electronic Arts, Inc.	3,241,248
136,900	[1]	FLIR Systems, Inc.	3,807,189
46,300		Global Payments, Inc.	2,279,349
247,300	[1,2]	Juniper Networks, Inc.	6,308,623
122,000	[2]	Linear Technology Corp.	3,157,360
402,500	[1]	Marvell Technology Group Ltd.	5,522,300
141,200	[1]	McAfee, Inc.	5,913,456
288,800	[1,2]	NVIDIA Corp.	3,454,048
127,200		Western Union Co.	2,311,224
147,400		Xilinx, Inc.	3,205,950
		TOTAL	77,706,348
  Annual Shareholder Report
  16

		Materials – 9.8%
84		Alcoa, Inc.	1,043
39,800		CF Industries Holdings, Inc.	3,313,350
105,723		Cliffs Natural Resources, Inc.	3,760,567
197,500	[1]	Crown Holdings, Inc.	5,263,375
120,500		Lubrizol Corp.	8,020,480
63,700		Newmont Mining Corp.	2,768,402
140,600	[1]	Pactiv Corp.	3,246,454
170,800	[1]	Thompson Creek Metals Co., Inc.	1,738,744
136,700		Vale SA, ADR	3,484,483
		TOTAL	31,596,898
		Telecommunication Services – 1.1%
114,300	[1,2]	Crown Castle International Corp.	3,454,146
		Utilities – 0.4%
50,000		Atmos Energy Corp.	1,392,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $272,849,712)	306,593,015
		Exchange-Traded FundS – 3.2%
146,138		iShares MSCI Emerging Market Index Fund	5,488,943
117,534		iShares S&P Latin American 40 Index Fund	5,062,190
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $9,313,191)	10,551,133
		Mutual Fund – 8.9%
28,638,066	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	28,638,066
		TOTAL INVESTMENTS — 107.2% (IDENTIFIED COST $310,800,969)[6]	345,782,214
		OTHER ASSETS AND LIABILITIES - NET — (7.2)%[7]	(23,341,685)
		TOTAL NET ASSETS — 100%	$322,440,529
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	The cost of investments for federal tax purposes amounts to $321,402,647.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Annual Shareholder Report
  17

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 - quoted prices in active markets for identical securities
    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$278,286,775	$ —	$ —	$278,286,775
International	28,306,240	—	—	28,306,240
Exchange-Traded Funds	10,551,133	—	—	10,551,133
Mutual Fund	28,638,066	—	—	28,638,066
TOTAL SECURITIES	$345,782,214	$ —	$ —	$345,782,214
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  18

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value including $28,638,066 of investments in an affiliated issuer (Note 5) and $22,789,302 of securities loaned (identified cost $310,800,969)		$345,782,214
Cash		708
Income receivable		108,748
Receivable for investments sold		7,432,313
Receivable for shares sold		136,738
TOTAL ASSETS		353,460,721
Liabilities:
Payable for investments purchased	$5,323,440
Payable for shares redeemed	1,068,552
Payable for collateral due to broker for securities lending	24,264,761
Payable for Directors'/Trustees' fees	2,321
Payable for distribution services fee (Note 5)	16,402
Payable for shareholder services fee (Note 5)	169,817
Accrued expenses	174,899
TOTAL LIABILITIES		31,020,192
Net assets for 12,164,682 shares outstanding		$322,440,529
Net Assets Consist of:
Paid-in capital		$408,922,636
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		34,981,997
Accumulated net realized loss on investments and foreign currency transactions		(122,385,996)
Undistributed net investment income		921,892
TOTAL NET ASSETS		$322,440,529
  Annual Shareholder Report
  19

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($298,430,689 ÷ 11,148,946 shares outstanding), no par value, unlimited shares authorized	$26.77
Offering price per share (100/94.50 of $26.77)	$28.33
Redemption proceeds per share	$26.77
Class B Shares:
Net asset value per share ($11,668,516 ÷ 497,424 shares outstanding), no par value, unlimited shares authorized	$23.46
Offering price per share	$23.46
Redemption proceeds per share (94.50/100 of $23.46)	$22.17
Class C Shares:
Net asset value per share ($11,879,902 ÷ 500,928 shares outstanding), no par value, unlimited shares authorized	$23.72
Offering price per share	$23.72
Redemption proceeds per share (99.00/100 of $23.72)	$23.48
Class K Shares:
Net asset value per share ($461,422 ÷ 17,384 shares outstanding), no par value, unlimited shares authorized	$26.54
Offering price per share	$26.54
Redemption proceeds per share	$26.54
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  20

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $114,807 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $10,144)		$3,830,096
Interest received from securities loaned		266,737
TOTAL INCOME		4,096,833
Expenses:
Investment adviser fee (Note 5)	$2,303,905
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	24,559
Transfer and dividend disbursing agent fees and expenses — Class A Shares	654,927
Transfer and dividend disbursing agent fees and expenses — Class B Shares	38,692
Transfer and dividend disbursing agent fees and expenses — Class C Shares	30,649
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,217
Directors'/Trustees' fees	5,295
Auditing fees	22,000
Legal fees	5,399
Portfolio accounting fees	121,270
Distribution services fee — Class B Shares (Note 5)	107,497
Distribution services fee — Class C Shares (Note 5)	87,255
Distribution services fee — Class K Shares (Note 5)	1,520
Shareholder services fee — Class A Shares (Note 5)	651,052
Shareholder services fee — Class B Shares (Note 5)	35,832
Shareholder services fee — Class C Shares (Note 5)	27,434
Account administration fee — Class A Shares	22,866
Account administration fee — Class C Shares	1,651
Share registration costs	54,119
Printing and postage	54,246
Insurance premiums	5,405
Miscellaneous	8,655
TOTAL EXPENSES	4,535,445
  Annual Shareholder Report
  21

  Statement of Operations — continued
Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,023,837)
Waiver of administrative personnel and services fee (Note 5)	(36,232)
Reimbursement of shareholder services fee — Class B Shares (Note 5)	(2,505)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(194,395)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(16,167)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(12,667)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(120,306)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(1,406,109)
Net expenses			$3,129,336
Net investment income			967,497
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(48,535,056)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			78,910,528
Net realized and unrealized gain on investments and foreign currency transactions			30,375,472
Change in net assets resulting from operations			$31,342,969
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  22

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$967,497	$(525,359)
Net realized loss on investments and foreign currency transactions	(48,535,056)	(72,156,075)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	78,910,528	(169,382,965)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,342,969	(242,064,399)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(50,829,370)
Class B Shares	—	(7,726,549)
Class C Shares	—	(2,812,069)
Class K Shares	—	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(61,368,000)
Share Transactions:
Proceeds from sale of shares	36,250,249	80,422,572
Net asset value of shares issued to shareholders in payment of distributions declared	—	54,664,337
Cost of shares redeemed	(74,166,727)	(151,296,783)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,916,478)	(16,209,874)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	267,507	—
CHANGE IN NET ASSETS	(6,306,002)	(319,642,273)
Net Assets:
Beginning of period	328,746,531	648,388,804
End of period (including undistributed net investment income of $921,892 and $0, respectively)	$322,440,529	$328,746,531
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  23

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Annual Shareholder Report
  24

  the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report
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  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  Annual Shareholder Report
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  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Securities Lending

  The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

  As of October 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$22,789,302	$24,264,761

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Annual Shareholder Report
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  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,397,467	$33,045,630	2,070,217	$74,911,380
Shares issued to shareholders in payment of distributions declared	—	—	1,162,440	44,928,319
Shares redeemed	(2,461,333)	(58,201,438)	(3,014,115)	(107,655,130)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,063,866)	$(25,155,808)	218,542	$12,184,569
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	57,136	$1,200,561	64,496	$2,087,810
Shares issued to shareholders in payment of distributions declared	—	—	211,812	7,277,866
Shares redeemed	(576,602)	(11,890,001)	(1,127,310)	(36,652,846)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(519,466)	$(10,689,440)	(851,002)	$(27,287,170)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	79,487	$1,664,287	99,692	$3,169,422
Shares issued to shareholders in payment of distributions declared	—	—	70,738	2,458,152
Shares redeemed	(194,536)	(3,989,299)	(217,165)	(6,971,574)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(115,049)	$(2,325,012)	(46,735)	$(1,344,000)
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	14,774	$339,771	6,918	$253,960
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(3,666)	(85,989)	(645)	(17,233)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	11,108	$253,782	6,273	$236,727
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,687,273)	$(37,916,478)	(672,922)	$(16,209,874)
  Annual Shareholder Report
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  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and regulatory settlement proceeds.

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(400,495)	$(45,605)	$446,100

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Long-term capital gains	$ —	$61,368,000

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$921,892
Net unrealized appreciation	$24,380,319
Capital loss carryforwards	$(111,784,318)

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

  At October 31, 2009, the cost of investments for federal tax purposes was $321,402,647. The net unrealized appreciation of investments for federal tax purposes was $24,379,567. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,411,448 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,031,881.

  At October 31, 2009, the Fund had a capital loss carryforward of $111,784,318 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$1,156,221
2016	$41,404,093
2017	$69,224,004
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  29

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the year ended October 31, 2009, the Adviser waived $983,061 of its fee. In addition, an affiliate of the Adviser reimbursed $223,229 of transfer and dividend disbursing agent fees and expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
  October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $36,232 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
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  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $7,817 of fees paid by the Fund.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $6,173 in sales charges from the sale of Class A Shares. FSC also retained $471 of CDSC relating to redemptions of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $15,375 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2009, FSSC voluntarily reimbursed $2,505 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74%, 1.74% and 1.49%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Annual Shareholder Report
  31

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $40,776. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	35,367,622	530,057,821	536,787,377	28,638,066	$28,638,066	$114,807

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,342,017 and $1,919,540, respectively.

  6. EXPENSE Reduction

  The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $120,306 under these arrangements.

  7. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$618,773,333
Sales	$653,016,495

  8. REGULATORY SETTLEMENT PROCEEDS

  The Fund received $267,507 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the Securities and Exchange Commission (SEC) of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

  9. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

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  10. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  11. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  12. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED MID CAP GROWTH STRATEGIES FUND:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mid Cap Growth Strategies Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the year then ended, statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid Cap Growth Strategies Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

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  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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  Evaluation and Approval of Advisory Contract - May 2009

  Federated Mid Cap Growth Strategies Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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  with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Annual Shareholder Report
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  the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 25 basis points in the Fund's advisory fee at least through December 31, 2010.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Mid Cap Growth Strategies Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 314172107
  Cusip 314172206
  Cusip 314172305
  Cusip 314172529

  G01228-08 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Strategic Value Fund

  Established 2005

  A Portfolio of Federated Equity Funds

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Class A Shares
  Class C Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Class A Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.01	$6.36	$6.27	$5.21	$5.00
Income From Investment Operations:
Net investment income	0.15	0.27	0.27	0.25[2]	0.12[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.15)	(2.05)	0.16	1.05	0.19
TOTAL FROM INVESTMENT OPERATIONS	—	(1.78)	0.43	1.30	0.31
Less Distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.25)	(0.22)	(0.10)
Distribution from net realized gain on investments and foreign currency transactions	—	(0.29)	(0.09)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.16)	(0.57)	(0.34)	(0.24)	(0.10)
Net Asset Value, End of Period	$3.85	$4.01	$6.36	$6.27	$5.21
Total Return[3]	0.31%	(30.13)%	6.96%	25.52%	6.12%
Ratios to Average Net Assets:
Net expenses	1.04%[4]	1.00%[4]	1.00%[4]	0.90%[4]	0.47%[5]
Net investment income	4.38%	5.14%	4.03%	4.38%	3.96%[5]
Expense waiver/reimbursement[6]	0.20%	0.25%	0.22%	0.39%	1.45%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$358,589	$249,725	$555,896	$451,500	$103,674
Portfolio turnover	42%	48%	66%	27%	16%
1	Reflects operations for the period from March 30, 2005 (date of initial investment) to October 31, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.04%, 1.00%, 0.99% and 0.88%, for the years ended October 31, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

    See Notes which are an integral part of the Financial Statements
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  Financial Highlights - Class C Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.02	$6.37	$6.28	$5.22	$5.00
Income From Investment Operations:
Net investment income	0.13	0.23	0.21	0.21[2]	0.10[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)	(2.05)	0.18	1.05	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	(1.82)	0.39	1.26	0.30
Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.21)	(0.18)	(0.08)
Distribution from net realized gain on investments and foreign currency transactions	—	(0.29)	(0.09)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.53)	(0.30)	(0.20)	(0.08)
Net Asset Value, End of Period	$3.85	$4.02	$6.37	$6.28	$5.22
Total Return[3]	(0.69)%	(30.57)%	6.16%	24.53%	5.92%
Ratios to Average Net Assets:
Net expenses	1.79%[4]	1.75%[4]	1.75%[4]	1.65%[4]	1.22%[5]
Net investment income	3.65%	4.44%	3.33%	3.69%	3.26%[5]
Expense waiver/reimbursement[6]	0.20%	0.25%	0.22%	0.39%	1.43%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$123,604	$112,894	$217,849	$98,936	$23,418
Portfolio turnover	42%	48%	66%	27%	16%
1	Reflects operations for the period from March 30, 2005 (date of initial investment) to October 31, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.75%, 1.74% and 1.63%, for the years ended October 31, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

    See Notes which are an integral part of the Financial Statements
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  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,204.20	$5.83
Class C Shares	$1,000	$1,196.00	$9.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.91	$5.35
Class C Shares	$1,000	$1,016.13	$9.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%

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  4

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (unaudited)

  The Fund's total return, at net asset value, for the fiscal year ended October 31, 2009 was 0.31% for Class A Shares and -0.69% for Class C Shares. The total returns of the Dow Jones Select Dividend Index1 and the S&P 500 Index2 were -8.35% and 9.80%, respectively, for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the benchmarks.

  The following discussion will focus on the performance of the Fund's
  Class A Shares.

  Market Overview

  The fiscal year ended October 31, 2009 was a challenging environment for an equity income strategy as it marked the bottom of the longest recession in the post World War II era and endured a low-quality, post-recession rally. Over the course of the year, the stock market was buffeted by multiple head-winds as almost every major indicator trended downward, from retail sales and industrial production to record lows for home sales, home prices and home building. On the employment front, the jobless rate hit a 26-year high, fueled by the greatest job losses in decades. Attempting to stem further declines were the nearly $1 trillion in financial stimulus and the government's intervention into numerous failing financial institutions. Despite unknown and potentially negative long-term implications, these moves provided near-term support to economic activity and brought some hints of an eventual recovery.

1	The Dow Jones Select Dividend Index is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. It is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.
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  Investor focus shifted from relief over avoiding further economic decline to debate about the strength and timing of a recovery. The reality is, despite a stock market rally that added more than $1 trillion to household net worth in the second quarter, households are down some $11 trillion from the collapse in stock and home prices, household debt is a near-record 122% of disposable income, and home foreclosures and mortgage delinquencies are on the rise - with one in eight homeowners in arrears on their mortgages and nearly one in three underwater (owing more than their home is worth).

  Fund Performance

  On an absolute performance basis, the Fund continued to deliver on its objective of providing a substantially higher than market yield. While the overall dividend growth profile of the Fund was impaired by the widespread dividend declines in the marketplace, the product continued to focus on investing in those stocks that provide growth in dividend income over time. To this point, the portfolio experienced 27 dividend increases and four dividend cuts for the fiscal year. There was a revival in dividend increases toward the end of the fiscal year. The low risk features of the Fund remained intact with the product offering a three-year beta of 0.74 versus the S&P 500 Index.

  Performance during the fiscal year was dominated by the market's preferences in the post-recession rally. Since the bounce off the market bottom in early March, investors have favored features contrary to the Fund's style including high beta, small capitalization and lowest quality stocks. Highest returns were focused in sectors that provide little to no dividend opportunity, including Consumer Discretionary, Materials and Information Technology. As a result, the Fund outperformed the universe of dividend-yielding stocks as represented by the Dow Jones Dividend Select Index yet lagged the broad market as measured by the S&P 500 Index.

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  The leading contributor to the Fund's outperformance to the Dow Jones Select Dividend Index was the Fund's comparative avoidance of the Financials sector. The Fund's 20% underweight position contributed 7.6% of positive group weight variance as the Financials sector was the worst performing sector in the index. The Fund gained another 4.3% of positive total variance from a 17.3% overweight position, coupled with positive stock selection, within Telecommunication Services. The Fund's holdings outperformed those in the benchmark by 11.5% with stocks in the Fund, but not in the benchmark, such as BCE and Windstream gaining 30.8% and 43.8%, respectively. Both the Fund and the benchmark held Centurytel and AT&T, each posting low single-digit returns.

  Underperformance to the S&P 500 was due to the rotation of low-quality, high-beta stocks back into market favor toward the end of the fiscal year. The Fund lagged most notably with its 17.4% underweight position in the Information Technology sector, which posted the highest returns, at 31.5%, in the period. The Fund was further penalized by 0.90% and 2.40%, respectively, of negative group weight variance from underweight positions in Consumer Discretionary and Financials sector holdings. Furthermore, negative stock selection within Consumer Discretionary cost the Fund 0.9%.

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  GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Fund (Class A Shares) (the “Fund”) from March 30, 2005 (start of performance) to October 31, 2009, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Dow Jones Select Dividend Index (DJSDI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-5.13%
Start of Performance (3/30/2005)	-1.25%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The S&P 500 and the DJSDI are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable sales charges.
  Annual Shareholder Report
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  GROWTH OF A $10,000 INVESTMENT  -  CLASS C SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Fund (Class C Shares) (the “Fund”) from March 30, 2005 (start of performance) to October 31, 2009, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Dow Jones Select Dividend Index (DJSDI).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-1.65%
Start of Performance (3/30/2005)	-0.76%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The S&P 500 and the DJSDI are not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
  Annual Shareholder Report
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  Portfolio of Investments Summary Table (unaudited)

  At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	24.3%
Telecommunication Services	18.8%
Health Care	17.4%
Energy	16.2%
Utilities	13.9%
Consumer Discretionary	3.0%
Financials	3.0%
Industrials	1.8%
Information Technology	0.5%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities — Net[3]	0.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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  Portfolio of Investments

  October 31, 2009

Shares		Value
	Common Stocks – 98.9%
	Consumer Discretionary – 3.0%
440,625	McDonald's Corp.	25,825,031
	Consumer Staples – 24.3%
991,585	Altria Group, Inc.	17,957,604
134,500	Clorox Corp.	7,966,435
994,865	Diageo PLC	16,214,582
590,070	H.J. Heinz Co.	23,744,417
446,725	Kimberly-Clark Corp.	27,321,701
213,400	Lorillard, Inc.	16,585,448
556,485	Philip Morris International, Inc.	26,355,130
361,770	Procter & Gamble Co.	20,982,660
407,931	Reynolds American, Inc.	19,776,495
322,975	The Coca-Cola Co.	17,217,797
541,802	Unilever PLC	16,217,214
	TOTAL	210,339,483
	Energy – 16.2%
541,345	BP PLC, ADR	30,650,954
397,880	Chevron Corp.	30,453,735
445,555	ConocoPhillips	22,357,950
1,006,925	Royal Dutch Shell PLC, Class B	29,168,363
462,840	Total S.A.	27,560,613
	TOTAL	140,191,615
	Financials – 3.0%
365,300	HCP, Inc.	10,809,227
246,000	Health Care REIT, Inc.	10,915,020
178,300	Realty Income Corp.	4,132,994
	TOTAL	25,857,241
	Health Care – 17.4%
368,500	Abbott Laboratories	18,635,045
233,000	AstraZeneca PLC	10,472,719
1,200,815	Bristol-Myers Squibb Co.	26,177,767
792,815	Eli Lilly & Co.	26,963,638
1,105,481	GlaxoSmithKline PLC	22,702,732
360,315	Johnson & Johnson	21,276,601
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800,025		Merck & Co., Inc.	24,744,773
		TOTAL	150,973,275
		Industrials – 1.8%
217,800		Emerson Electric Co.	8,221,950
259,300		Waste Management, Inc.	7,747,884
		TOTAL	15,969,834
		Information Technology – 0.5%
141,000		Paychex, Inc.	4,005,810
		Telecommunication Services – 18.8%
863,945		AT&T, Inc.	22,177,468
962,710		BCE, Inc.	23,034,575
364,330		CenturyTel, Inc.	11,826,152
850,740		Deutsche Telekom AG, Class REG	11,603,059
844,863		France Telecom SA	20,889,986
827,698		Telefonica SA	23,102,641
748,955		Verizon Communications, Inc.	22,161,578
8,051,874		Vodafone Group PLC	17,814,685
1,017,685		Windstream Corp.	9,810,483
		TOTAL	162,420,627
		Utilities – 13.9%
308,495		AGL Resources, Inc.	10,784,985
665,995		Dominion Resources, Inc.	22,703,770
1,582,000		Duke Energy Corp.	25,027,240
276,192		NSTAR	8,548,142
430,675		Progress Energy, Inc.	16,163,233
320,040		SCANA Corp.	10,830,154
843,928		Southern Co.	26,322,114
		TOTAL	120,379,638
		TOTAL COMMON STOCKS (IDENTIFIED COST $859,437,521)	855,962,554
		MUTUAL FUND – 0.7%
6,587,253	[1,2]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	6,587,253
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $866,024,774)[3]	862,549,807
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	3,146,549
		TOTAL NET ASSETS — 100%	$865,696,356
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1	Affiliated company.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $866,157,733.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$606,530,432	$ —	$ —	$606,530,432
International	53,685,529	195,746,593	—	249,432,122
Mutual Fund	6,587,253	—	—	6,587,253
TOTAL SECURITIES	$666,803,214	$195,746,593	$ —	$862,549,807
    The following acronym is used throughout this portfolio:
    ADR — American Depositary Receipt
    See Notes which are an integral part of the Financial Statements
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  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value including $6,587,253 of investments in an affiliated issuer (Note 5) (identified cost $866,024,774)		$862,549,807
Cash		174,051
Cash denominated in foreign currencies (identified cost $19,982)		19,596
Income receivable		2,404,723
Receivable for investments sold		4,778
Receivable for shares sold		2,823,066
TOTAL ASSETS		867,976,021
Liabilities:
Payable for shares redeemed	$1,797,716
Payable for transfer and dividend disbursing agent fees and expenses	74,627
Payable for distribution services fee (Note 5)	78,401
Payable for shareholder services fee (Note 5)	252,930
Payable for Directors'/Trustees' fees	2,290
Accrued expenses	73,701
TOTAL LIABILITIES		2,279,665
Net assets for 224,804,341 shares outstanding		$865,696,356
Net Assets Consist of:
Paid-in capital		$1,137,444,432
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,468,073)
Accumulated net realized loss on investments and foreign currency transactions		(269,777,558)
Undistributed net investment income		1,497,555
TOTAL NET ASSETS		$865,696,356
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  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($383,502,777 ÷ 99,455,842 shares outstanding), no par value, unlimited shares authorized	$3.86
Offering price per share	$3.86
Redemption proceeds per share	$3.86
Class A Shares:
Net asset value per share ($358,589,114 ÷ 93,259,245 shares outstanding), no par value, unlimited shares authorized	$3.85
Offering price per share (100/94.50 of $3.85)	$4.07
Redemption proceeds per share	$3.85
Class C Shares:
Net asset value per share ($123,604,465 ÷ 32,089,254 shares outstanding), no par value, unlimited shares authorized	$3.85
Offering price per share	$3.85
Redemption proceeds per share (99.00/100 of $3.85)	$3.81
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
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  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $279,844 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $505,864)		$34,769,678
Expenses:
Investment adviser fee (Note 5)	$4,819,221
Administrative personnel and services fee (Note 5)	498,762
Custodian fees	59,698
Transfer and dividend disbursing agent fees and expenses	674,300
Directors'/Trustees' fees	6,040
Auditing fees	22,400
Legal fees	5,069
Portfolio accounting fees	129,287
Distribution services fee — Class C Shares (Note 5)	802,444
Shareholder services fee — Class A Shares (Note 5)	699,305
Shareholder services fee — Class C Shares (Note 5)	259,343
Account administration fee — Class A Shares	4,804
Account administration fee — Class C Shares	576
Share registration costs	53,199
Printing and postage	90,129
Insurance premiums	3,802
Miscellaneous	4,554
TOTAL EXPENSES	8,132,933
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  Statement of Operations — continued
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,228,557)
Waiver of administrative personnel and services fee (Note 5)	(9,772)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(27,358)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		$(1,265,687)
Net expenses			$6,867,246
Net investment income			27,902,432
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(111,299,565)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			115,478,072
Net realized and unrealized gain on investments and foreign currency transactions			4,178,507
Change in net assets resulting from operations			$32,080,939
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
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  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,902,432	$37,740,877
Net realized loss on investments and foreign currency transactions	(111,299,565)	(159,158,300)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	115,478,072	(138,352,041)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,080,939	(259,769,464)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,149,598)	(10,312,929)
Class A Shares	(12,436,345)	(21,360,233)
Class C Shares	(3,870,108)	(7,482,872)
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	—	(8,905,275)
Class A Shares	—	(24,168,884)
Class C Shares	—	(9,508,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,456,051)	(81,738,917)
Share Transactions:
Proceeds from sale of shares	558,427,866	268,193,176
Net asset value of shares issued to shareholders in payment of distributions declared	17,675,948	63,505,448
Cost of shares redeemed	(253,838,605)	(424,759,433)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	322,265,209	(93,060,809)
Change in net assets	326,890,097	(434,569,190)
Net Assets:
Beginning of period	538,806,259	973,375,449
End of period (including undistributed net investment income of $1,497,555 and $1,121,022, respectively)	$865,696,356	$538,806,259
    See Notes which are an integral part of the Financial Statements
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  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
  19

  conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,605,179	$297,549,252	25,974,317	$127,806,862
Shares issued to shareholders in payment of distributions declared	1,509,664	5,433,865	2,017,469	10,947,943
Shares redeemed	(29,490,952)	(105,551,197)	(15,481,308)	(78,753,625)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	55,623,891	$197,431,920	12,510,478	$60,001,180
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Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	61,006,487	$216,116,030	21,162,592	$107,920,645
Shares issued to shareholders in payment of distributions declared	2,533,845	9,093,307	6,937,960	37,946,847
Shares redeemed	(32,564,324)	(114,933,297)	(53,217,904)	(267,747,175)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	30,976,008	$110,276,040	(25,117,352)	$(121,879,683)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,456,454	$44,762,584	6,304,293	$32,465,669
Shares issued to shareholders in payment of distributions declared	875,231	3,148,776	2,659,723	14,610,658
Shares redeemed	(9,350,190)	(33,354,111)	(15,035,052)	(78,258,633)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,981,495	$14,557,249	(6,071,036)	$(31,182,306)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	90,581,394	$322,265,209	(18,677,910)	$(93,060,809)

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(69,848)	$69,848

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$27,456,051	$61,361,918
Long-term capital gains	$ —	$20,376,999
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,497,555
Net unrealized depreciation	$(3,601,032)
Capital loss carryforwards	$(269,644,599)

  At October 31, 2009, the cost of investments for federal tax purposes was $866,157,733. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $3,607,926. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,471,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,079,038.

  At October 31, 2009, the Fund had a capital loss carryforward of $269,644,599 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$158,355,277
2017	$111,289,322

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $1,207,318 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
  October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,772 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $206,916 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $123,475 in sales charges from the sale of Class A Shares. FSC also retained $3,526 of CDSC relating to redemptions of Class A Shares and $15,635 relating to redemption of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC received $6,529 of fees paid by the Fund.

  Interfund Transactions

  During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $381,254 and $0, respectively.

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  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.80%, 1.05% and 1.80%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $21,239. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutionlal Shares	25,326,593	302,743,516	321,482,856	6,587,253	$6,587,253	$279,844

  6. EXPENSE Reduction

  The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $27,358 under these arrangements.

  7. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2009, were as follows:

Purchases	$600,550,533
Sales	$263,849,023

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

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  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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  12. FEDERAL TAX INFORMATION (UNAUDITED)

  For the fiscal year ended October 31, 2009, 100% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

  Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2009, 91.60% qualify for the dividend received deduction available to corporate shareholders.

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  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Strategic Value Fund:

  We have audited the accompanying statement of assets and liabilities of Federated Strategic Value Fund (the “Fund”), one of the portfolios constituting Federated Equity Funds, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Strategic Value Fund, a portfolio of Federated Equity Funds, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts

  December 24, 2009

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  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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  Evaluation and Approval of Advisory Contract - May 2009

  Federated Strategic Value Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Strategic Value Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 314172586
  Cusip 314172578

  33982 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Strategic Value Fund

  A Portfolio of Federated Equity Funds

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended 10/31/2005[1]
	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$4.02	$6.37	$6.28	$5.22	$5.00
Income From Investment Operations:
Net investment income	0.17	0.28	0.27	0.26[2]	0.13[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	(2.05)	0.18	1.05	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.01	(1.77)	0.45	1.31	0.32
Less Distributions:
Distributions from net investment income	(0.17)	(0.29)	(0.27)	(0.23)	(0.10)
Distribution from net realized gain on investments and foreign currency transactions	—	(0.29)	(0.09)	(0.02)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.58)	(0.36)	(0.25)	(0.10)
Net Asset Value, End of Period	$3.86	$4.02	$6.37	$6.28	$5.22
Total Return[3]	0.55%	(29.92)%	7.20%	25.78%	6.45%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.75%[4]	0.75%[4]	0.65%[4]	0.22%[5]
Net investment income	4.59%	5.67%	4.29%	4.65%	4.37%[5]
Expense waiver/reimbursement[6]	0.19%	0.25%	0.22%	0.39%	1.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$383,503	$176,187	$199,630	$84,192	$21,698
Portfolio turnover	42%	48%	66%	27%	16%
1	Reflects operations for the period from March 30, 2005 (date of initial investment) to October 31, 2005.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.75%, 0.74% and 0.63%, for the years ended October 31, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
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  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,205.00	$4.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.12	$4.13
1	Expenses are equal to the Fund's annualized net expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (unaudited)

  The Fund's total return, at net asset value, for the fiscal year ended October 31, 2009 was 0.55%. The total returns of the Dow Jones Select Dividend Index1 and the S&P 500 Index2 were -8.35% and 9.80%, respectively, for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the benchmarks.

  Market Overview

  The fiscal year ended October 31, 2009 was a challenging environment for an equity income strategy as it marked the bottom of the longest recession in the post World War II era and endured a low-quality, post-recession rally. Over the course of the year, the stock market was buffeted by multiple head-winds as almost every major indicator trended downward, from retail sales and industrial production to record lows for home sales, home prices and home building. On the employment front, the jobless rate hit a 26-year high, fueled by the greatest job losses in decades. Attempting to stem further declines were the nearly $1 trillion in financial stimulus and the government's intervention into numerous failing financial institutions. Despite unknown and potentially negative long-term implications, these moves provided near-term support to economic activity and brought some hints of an eventual recovery.

  Investor focus shifted from relief over avoiding further economic decline to debate about the strength and timing of a recovery. The reality is, despite a stock market rally that added more than $1 trillion to household net worth in the second quarter, households are down some $11 trillion from the collapse in stock and home prices, household debt is a near-record 122% of disposable income, and home foreclosures and mortgage delinquencies are on the rise - with one in eight homeowners in arrears on their mortgages and nearly one in three underwater (owing more than their home is worth).

1	The Dow Jones Select Dividend Index is a dividend-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. It is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.
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  Fund Performance

  On an absolute performance basis, the Fund continued to deliver on its objective of providing a substantially higher than market yield. While the overall dividend growth profile of the Fund was impaired by the widespread dividend declines in the marketplace, the product continued to focus on investing in those stocks that provide growth in dividend income over time. To this point, the portfolio experienced 27 dividend increases and four dividend cuts for the fiscal year. There was a revival in dividend increases toward the end of the fiscal year. The low risk features of the Fund remained intact with the product offering a three-year beta of 0.74 versus the S&P 500 Index.

  Performance in the fiscal year was dominated by the market's preferences in the post-recession rally. Since the bounce off the market bottom in early March, investors have favored features contrary to the Fund's style including high beta, small capitalization and lowest quality stocks. Highest returns were focused in sectors that provide little to no dividend opportunity, including Consumer Discretionary, Materials and Information Technology. As a result, the Fund outperformed the universe of dividend-yielding stocks as represented by the Dow Jones Dividend Select Index yet lagged the broad market as measured by the S&P 500 Index.

  The leading contributor to the Fund's outperformance to the Dow Jones Select Dividend Index was the Fund's comparative avoidance of the Financials sector. The Fund's 20% underweight position contributed 7.6% of positive group weight variance as the Financials sector was the worst performing sector in the index. The Fund gained another 4.3% of positive total variance from a 17.3% overweight position, coupled with positive stock selection, within Telecommunication Services. The Fund's holdings outperformed those in the benchmark by 11.5% with stocks in the Fund, but not in the benchmark, such as BCE and Windstream gaining 30.8% and 43.8%, respectively. Both the Fund and the benchmark held Centurytel and AT&T, each posting low single-digit returns.

  Underperformance to the S&P 500 was due to the rotation of low-quality, high-beta stocks back into market favor toward the end of the fiscal year. The Fund lagged most notably with its 17.4% underweight position in the Information Technology sector, which posted the highest returns, at 31.5%, in the period. The fund was further penalized by 0.90% and 2.4%, respectively, of negative group weight variance from underweight positions in Consumer Discretionary and Financial stocks. Furthermore, negative stock selection within Consumer Discretionary cost the fund another 0.9%.

  Annual Shareholder Report
  5

  GROWTH OF A $10,000 INVESTMENT  -  INSTITUTIONAL SHARES

  The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Value Fund (Institutional Shares) (the “Fund”) from March 30, 2005 (start of performance) to October 31, 2009, compared to the Standard & Poor's 500 Index (S&P 500),2 and the Dow Jones Select Dividend Index (DJSDI).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	0.55%
Start of Performance (3/30/2005)	0.24%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund with no sales load. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the DJSDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DJSDI is a divided-weighted index intended to represent the 100 stocks in the Dow Jones U.S. Total Market Index that have the highest indicated annual dividend yield. The S&P 500 and DJSDI are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
  Annual Shareholder Report
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  Portfolio of Investments Summary Table (unaudited)

  At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	24.3%
Telecommunication Services	18.8%
Health Care	17.4%
Energy	16.2%
Utilities	13.9%
Consumer Discretionary	3.0%
Financials	3.0%
Industrials	1.8%
Information Technology	0.5%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities — Net[3]	0.4%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Annual Shareholder Report
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  Portfolio of Investments

  October 31, 2009

Shares		Value
	Common Stocks – 98.9%
	Consumer Discretionary – 3.0%
440,625	McDonald's Corp.	25,825,031
	Consumer Staples – 24.3%
991,585	Altria Group, Inc.	17,957,604
134,500	Clorox Corp.	7,966,435
994,865	Diageo PLC	16,214,582
590,070	H.J. Heinz Co.	23,744,417
446,725	Kimberly-Clark Corp.	27,321,701
213,400	Lorillard, Inc.	16,585,448
556,485	Philip Morris International, Inc.	26,355,130
361,770	Procter & Gamble Co.	20,982,660
407,931	Reynolds American, Inc.	19,776,495
322,975	The Coca-Cola Co.	17,217,797
541,802	Unilever PLC	16,217,214
	TOTAL	210,339,483
	Energy – 16.2%
541,345	BP PLC, ADR	30,650,954
397,880	Chevron Corp.	30,453,735
445,555	ConocoPhillips	22,357,950
1,006,925	Royal Dutch Shell PLC, Class B	29,168,363
462,840	Total S.A.	27,560,613
	TOTAL	140,191,615
	Financials – 3.0%
365,300	HCP, Inc.	10,809,227
246,000	Health Care REIT, Inc.	10,915,020
178,300	Realty Income Corp.	4,132,994
	TOTAL	25,857,241
	Health Care – 17.4%
368,500	Abbott Laboratories	18,635,045
233,000	AstraZeneca PLC	10,472,719
1,200,815	Bristol-Myers Squibb Co.	26,177,767
792,815	Eli Lilly & Co.	26,963,638
1,105,481	GlaxoSmithKline PLC	22,702,732
360,315	Johnson & Johnson	21,276,601
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  8

800,025		Merck & Co., Inc.	24,744,773
		TOTAL	150,973,275
		Industrials – 1.8%
217,800		Emerson Electric Co.	8,221,950
259,300		Waste Management, Inc.	7,747,884
		TOTAL	15,969,834
		Information Technology – 0.5%
141,000		Paychex, Inc.	4,005,810
		Telecommunication Services – 18.8%
863,945		AT&T, Inc.	22,177,468
962,710		BCE, Inc.	23,034,575
364,330		CenturyTel, Inc.	11,826,152
850,740		Deutsche Telekom AG, Class REG	11,603,059
844,863		France Telecom SA	20,889,986
827,698		Telefonica SA	23,102,641
748,955		Verizon Communications, Inc.	22,161,578
8,051,874		Vodafone Group PLC	17,814,685
1,017,685		Windstream Corp.	9,810,483
		TOTAL	162,420,627
		Utilities – 13.9%
308,495		AGL Resources, Inc.	10,784,985
665,995		Dominion Resources, Inc.	22,703,770
1,582,000		Duke Energy Corp.	25,027,240
276,192		NSTAR	8,548,142
430,675		Progress Energy, Inc.	16,163,233
320,040		SCANA Corp.	10,830,154
843,928		Southern Co.	26,322,114
		TOTAL	120,379,638
		TOTAL COMMON STOCKS (IDENTIFIED COST $859,437,521)	855,962,554
		MUTUAL FUND – 0.7%
6,587,253	[1,2]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	6,587,253
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $866,024,774)[3]	862,549,807
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	3,146,549
		TOTAL NET ASSETS — 100%	$865,696,356
  Annual Shareholder Report
  9

1	Affiliated company.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $866,157,733.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$606,530,432	$ —	$ —	$606,530,432
International	53,685,529	195,746,593	—	249,432,122
Mutual Fund	6,587,253	—	—	6,587,253
TOTAL SECURITIES	$666,803,214	$195,746,593	$ —	$862,549,807
    The following acronym is used throughout this portfolio:
    ADR — American Depositary Receipt
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  10

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value including $6,587,253 of investments in an affiliated issuer (Note 5) (identified cost $866,024,774)		$862,549,807
Cash		174,051
Cash denominated in foreign currencies (identified cost $19,982)		19,596
Income receivable		2,404,723
Receivable for investments sold		4,778
Receivable for shares sold		2,823,066
TOTAL ASSETS		867,976,021
Liabilities:
Payable for shares redeemed	$1,797,716
Payable for transfer and dividend disbursing agent fees and expenses	74,627
Payable for distribution services fee (Note 5)	78,401
Payable for shareholder services fee (Note 5)	252,930
Payable for Directors'/Trustees' fees	2,290
Accrued expenses	73,701
TOTAL LIABILITIES		2,279,665
Net assets for 224,804,341 shares outstanding		$865,696,356
Net Assets Consist of:
Paid-in capital		$1,137,444,432
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,468,073)
Accumulated net realized loss on investments and foreign currency transactions		(269,777,558)
Undistributed net investment income		1,497,555
TOTAL NET ASSETS		$865,696,356
  Annual Shareholder Report
  11

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($383,502,777 ÷ 99,455,842 shares outstanding), no par value, unlimited shares authorized	$3.86
Offering price per share	$3.86
Redemption proceeds per share	$3.86
Class A Shares:
Net asset value per share ($358,589,114 ÷ 93,259,245 shares outstanding), no par value, unlimited shares authorized	$3.85
Offering price per share (100/94.50 of $3.85)	$4.07
Redemption proceeds per share	$3.85
Class C Shares:
Net asset value per share ($123,604,465 ÷ 32,089,254 shares outstanding), no par value, unlimited shares authorized	$3.85
Offering price per share	$3.85
Redemption proceeds per share (99.00/100 of $3.85)	$3.81
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  12

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $279,844 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $505,864)		$34,769,678
Expenses:
Investment adviser fee (Note 5)	$4,819,221
Administrative personnel and services fee (Note 5)	498,762
Custodian fees	59,698
Transfer and dividend disbursing agent fees and expenses	674,300
Directors'/Trustees' fees	6,040
Auditing fees	22,400
Legal fees	5,069
Portfolio accounting fees	129,287
Distribution services fee — Class C Shares (Note 5)	802,444
Shareholder services fee — Class A Shares (Note 5)	699,305
Shareholder services fee — Class C Shares (Note 5)	259,343
Account administration fee — Class A Shares	4,804
Account administration fee — Class C Shares	576
Share registration costs	53,199
Printing and postage	90,129
Insurance premiums	3,802
Miscellaneous	4,554
TOTAL EXPENSES	8,132,933
  Annual Shareholder Report
  13

  Statement of Operations — continued
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,228,557)
Waiver of administrative personnel and services fee (Note 5)	(9,772)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(27,358)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		$(1,265,687)
Net expenses			$6,867,246
Net investment income			27,902,432
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(111,299,565)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			115,478,072
Net realized and unrealized gain on investments and foreign currency transactions			4,178,507
Change in net assets resulting from operations			$32,080,939
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  14

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,902,432	$37,740,877
Net realized loss on investments and foreign currency transactions	(111,299,565)	(159,158,300)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	115,478,072	(138,352,041)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,080,939	(259,769,464)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,149,598)	(10,312,929)
Class A Shares	(12,436,345)	(21,360,233)
Class C Shares	(3,870,108)	(7,482,872)
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	—	(8,905,275)
Class A Shares	—	(24,168,884)
Class C Shares	—	(9,508,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,456,051)	(81,738,917)
Share Transactions:
Proceeds from sale of shares	558,427,866	268,193,176
Net asset value of shares issued to shareholders in payment of distributions declared	17,675,948	63,505,448
Cost of shares redeemed	(253,838,605)	(424,759,433)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	322,265,209	(93,060,809)
Change in net assets	326,890,097	(434,569,190)
Net Assets:
Beginning of period	538,806,259	973,375,449
End of period (including undistributed net investment income of $1,497,555 and $1,121,022, respectively)	$865,696,356	$538,806,259
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  15

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
  16

  conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report
  17

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,605,179	$297,549,252	25,974,317	$127,806,862
Shares issued to shareholders in payment of distributions declared	1,509,664	5,433,865	2,017,469	10,947,943
Shares redeemed	(29,490,952)	(105,551,197)	(15,481,308)	(78,753,625)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	55,623,891	$197,431,920	12,510,478	$60,001,180
  Annual Shareholder Report
  19

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	61,006,487	$216,116,030	21,162,592	$107,920,645
Shares issued to shareholders in payment of distributions declared	2,533,845	9,093,307	6,937,960	37,946,847
Shares redeemed	(32,564,324)	(114,933,297)	(53,217,904)	(267,747,175)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	30,976,008	$110,276,040	(25,117,352)	$(121,879,683)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,456,454	$44,762,584	6,304,293	$32,465,669
Shares issued to shareholders in payment of distributions declared	875,231	3,148,776	2,659,723	14,610,658
Shares redeemed	(9,350,190)	(33,354,111)	(15,035,052)	(78,258,633)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,981,495	$14,557,249	(6,071,036)	$(31,182,306)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	90,581,394	$322,265,209	(18,677,910)	$(93,060,809)

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(69,848)	$69,848

  Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$27,456,051	$61,361,918
Long-term capital gains	$ —	$20,376,999
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,497,555
Net unrealized depreciation	$(3,601,032)
Capital loss carryforwards	$(269,644,599)

  At October 31, 2009, the cost of investments for federal tax purposes was $866,157,733. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $3,607,926. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,471,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,079,038.

  At October 31, 2009, the Fund had a capital loss carryforward of $269,644,599 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$158,355,277
2017	$111,289,322

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $1,207,318 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
  October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,772 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $206,916 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $123,475 in sales charges from the sale of Class A Shares. FSC also retained $3,526 of CDSC relating to redemptions of Class A Shares and $15,635 relating to redemption of Class C Shares.

  Shareholder Services Fee
The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC received $6,529 of fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $381,254 and $0, respectively.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.80%, 1.05% and 1.80%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $21,239. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutionlal Shares	25,326,593	302,743,516	321,482,856	6,587,253	$6,587,253	$279,844

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $27,358 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2009, were as follows:

Purchases	$600,550,533
Sales	$263,849,023

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

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9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, 100% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2009, 91.60% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Equity Funds AND SHAREHOLDERS OF Federated Strategic Value Fund:

We have audited the accompanying statement of assets and liabilities of Federated Strategic Value Fund (the “Fund”), one of the portfolios constituting Federated Equity Funds, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Strategic Value Fund, a portfolio of Federated Equity Funds, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since inception. Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract - May 2009

Federated Strategic Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
33

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
34

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
35

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
37

Notes

38

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Strategic Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172560

37795 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $375,500

Fiscal year ended 2008 - $254,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,000 and $9,857 respectively.  Fiscal year ended 2009- Audit consent fee for N-14 merger documents.  Fiscal year ended 2008- Audit consent fees for N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $14,743 respectively.  Fiscal year ended 2008- Tax preparation fees for fiscal year ended 2007.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $148,527 and $10,461 respectively.  Fiscal year ended 2009 – Discussion on accounting related to REMICs, fees related to technical assistance and valuation matters for various fund acquisitions, and service fee for analysis of potential Passive Foreign Investment Company holdings.  Fiscal year ended 2008- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2009 - $344,038

Fiscal year ended 2008 - $322,848

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 22, 2009